AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.8%
Asset-Backed Securities — 9.6%
Automobiles — 0.5%
AmeriCredit Automobile Receivables,
Series 2015-04, Class C
2.880%	07/08/21	7	$ 7,087
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	2,885	2,817,619
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,811,717
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	674,058
CarMax Auto Owner Trust,
Series 2019-04, Class A2A
2.010%	03/15/23	2,330	2,327,631
CarVal CLO Ltd. (Cayman Islands),
Series 2019-02A, Class D, 144A, 3 Month LIBOR + 3.700%
5.519%(c)	07/20/32	250	175,823
Credit Acceptance Auto Loan Trust,
Series 2018-02A, Class A, 144A
3.470%	05/17/27	1,330	1,317,846
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	507	506,563
Series 2018-02, Class C
3.350%	07/17/23	1,010	1,005,308
Series 2019-03, Class A3
2.160%	11/15/22	990	977,164
			13,620,816
Collateralized Loan Obligations — 4.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.183%(c)	05/01/26	177	176,011
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.931%(c)	07/15/26	662	658,165
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.131%(c)	01/15/28	250	217,257
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.899%(c)	10/21/28	260	249,870
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.981%(c)	01/15/30	1,060	1,019,941
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.531%(c)	01/15/30	410	371,558
ALM Ltd. (Cayman Islands),
Series 2013-07RA, Class A1R, 144A, 3 Month LIBOR + 1.410% (Cap N/A, Floor 0.000%)
3.241%(c)	10/15/28	520	499,307
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-19A, Class A2RA, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.223%(c)	04/16/29	450	$ 418,582
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.331%(c)	07/15/27	1,020	889,485
Series 2015-16A, Class BR2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
3.731%(c)	07/15/27	410	339,339
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.934%(c)	11/10/30	500	468,623
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.061%(c)	07/24/29	590	562,214
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.013%(c)	11/02/30	250	235,050
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.098%(c)	10/13/30	490	458,467
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.498%(c)	10/13/30	250	228,606
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.845%(c)	01/28/31	380	359,189
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.295%(c)	01/28/31	440	401,261
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.645%(c)	01/28/31	250	204,647
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.645%(c)	01/28/31	900	737,884
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.281%(c)	01/15/30	1,420	1,232,019
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.681%(c)	01/15/30	640	526,447
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
3.101%(c)	07/15/30	1,030	963,582
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.108%(c)	01/28/31	570	538,920
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.768%(c)	01/28/31	1,010	897,421
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
4.518%(c)	01/28/31	250	193,830
A1

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.395%(c)	07/28/28	250	$ 216,979
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.911%(c)	04/15/31	765	687,756
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.829%(c)	04/20/31	500	463,482
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.942%(c)	10/22/30	250	231,194
Series 2019-31A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
3.731%(c)	04/15/31	390	345,720
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2017-FL03, Class A, 144A, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.695%(c)	12/15/27	700	658,074
ARI Investments LLC,
—%(p)	01/06/25^	829	828,870
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.894%(c)	04/25/26	1,867	1,853,892
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
2.816%(c)	07/17/26	347	338,621
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.791%(c)	08/05/27	640	566,590
Series 2015-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.241%(c)	08/05/27	420	364,205
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.971%(c)	01/15/28	1,190	1,145,513
Babson CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.009%(c)	10/20/30	520	486,896
Series 2015-IA, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.219%(c)	01/20/31	250	218,668
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.756%(c)	07/18/30	883	833,660
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
3.236%(c)	07/18/30	442	401,087
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.686%(c)	07/18/30	394	339,466
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.051%(c)	01/24/29	3,650	3,508,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1RR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.069%(c)	01/20/29	440	$ 423,748
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)
2.599%(c)	07/18/27	384	374,673
Series 2015-VIA, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.059%(c)	10/18/29	2,210	2,102,067
Series 2015-VIA, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
3.539%(c)	10/18/29	623	562,856
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.909%(c)	04/20/31	1,400	1,299,044
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.049%(c)	01/20/29	1,634	1,570,743
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.982%(c)	10/22/30	810	760,641
Bowman Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.863%(c)	11/23/25	270	268,367
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000%
2.831%(c)	01/15/31	370	326,229
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.806%(c)	04/17/31	560	514,600
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600%
3.395%(c)	07/28/28	360	312,411
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
3.586%(c)	10/17/29	590	528,109
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.066%(c)	10/17/29	720	683,702
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.536%(c)	10/17/29	250	221,282
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
1.000%	05/20/30	500	518,139
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230%
2.229%(c)	06/09/30	305	286,104
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230%
3.036%(c)	07/23/30	960	918,250
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100%
2.936%(c)	07/17/31	850	788,849
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090%
2.909%(c)	10/20/28	2,340	2,244,103

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250%
3.086%(c)	10/17/30	3,017	$ 2,842,825
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700%
3.536%(c)	10/17/30	560	493,119
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A1R, 144A, 3 Month LIBOR + 1.070%
2.901%(c)	10/15/26	630	608,743
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.376%(c)	04/15/30	392	340,439
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.969%(c)	10/20/27	250	240,544
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.829%(c)	04/23/29	800	767,051
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160%
2.991%(c)	01/15/28	250	238,612
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200%
4.031%(c)	10/15/30	490	397,173
Elm CLO Ltd. (Cayman Islands),
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170%
3.006%(c)	01/17/29	2,740	2,629,382
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750%
3.586%(c)	01/17/29	340	294,762
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.031%(c)	10/15/30	1,010	946,295
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.280%
3.081%(c)	04/24/29	414	396,929
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/26	250	206,855
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 3 Month LIBOR + 2.950%
4.781%(c)	10/15/30	597	449,236
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110%
2.885%(c)	10/29/29	4,500	4,269,928
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class DR, 144A, 3 Month LIBOR + 2.650%
4.296%(c)	04/20/29	250	192,880
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.741%(c)	02/05/31	5,040	4,625,606
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%
2.959%(c)	01/20/28	700	665,651
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.240%
3.071%(c)	10/15/31	4,125	3,622,910
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250%
3.069%(c)	01/20/29	1,177	1,130,512
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550%
3.369%(c)	10/20/27	750	$ 651,021
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070%
2.889%(c)	01/20/31	1,510	1,408,439
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.835%(c)	05/15/28	420	395,097
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR2, 144A, 3 Month LIBOR + 1.220%
3.039%(c)	01/20/29	1,760	1,690,961
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160%
2.966%(c)	07/23/29	730	696,205
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950%
2.769%(c)	04/19/30	510	437,117
Series 2015-17A, Class B1R, 144A, 3 Month LIBOR + 1.750%
3.569%(c)	07/21/30	280	253,577
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190%
3.009%(c)	10/21/30	2,950	2,771,538
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920%
1.787%(c)	01/22/28	749	721,634
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210%
3.004%(c)	07/27/30	950	896,037
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200%
2.975%(c)	07/29/30	970	911,242
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180%
2.999%(c)	12/18/30	490	455,795
Mariner CLO LLC (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	10/26/29	300	285,838
Mariner CLO Ltd.,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500%
2.754%(c)	04/20/29	970	896,841
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500%
3.306%(c)	07/23/29	250	229,965
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050%
3.856%(c)	07/23/29	698	609,767
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600%
3.419%(c)	07/20/24	488	482,905
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.069%(c)	10/20/30	590	552,199
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080%
2.899%(c)	10/18/28	320	306,955
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910%
2.705%(c)	10/28/27	977	945,678
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	01/15/28	250	244,373
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170%
2.989%(c)	10/18/30	1,030	967,640

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900%
3.701%(c)	04/24/29	626	$ 588,439
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.874%(c)	04/26/31	220	204,685
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.614%(c)	10/26/27	131	127,429
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120%
2.939%(c)	10/18/28	1,159	1,088,236
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.091%(c)	07/15/30	1,910	1,799,939
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000%
2.794%(c)	01/25/31	1,990	1,847,126
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.190%
3.009%(c)	01/20/31	260	242,261
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960%
2.803%(c)	04/16/31	1,250	1,155,151
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class A2R, 144A, 3 Month LIBOR + 1.130%
2.961%(c)	03/20/25	952	861,773
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.719%(c)	10/18/26	294	292,715
OZLM Funding Ltd. (Cayman Islands),
Series 2012-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230%
3.032%(c)	07/22/29	500	477,191
Series 2013-03A, Class BRR, 144A, 3 Month LIBOR + 2.700%
4.502%(c)	01/22/29	700	576,071
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.052%(c)	10/22/30	290	271,568
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700%
3.502%(c)	10/22/30	380	327,268
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.846%(c)	07/17/29	1,250	1,188,156
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700%
3.531%(c)	01/15/29	1,050	966,650
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.051%(c)	11/22/30	400	375,118
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.851%(c)	04/15/31	360	332,465
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	01/17/31	250	235,523
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.916%(c)	05/21/29	1,750	1,683,457
Series 2015-01A, Class A2R2, 144A, 3 Month LIBOR + 1.650%
3.346%(c)	05/21/29	380	328,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.943%(c)	07/16/31	1,300	$ 1,219,647
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350%
3.042%(c)	08/15/26	527	459,646
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600%
3.295%(c)	08/20/27	300	260,479
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900%
7.701%(c)	10/24/27	250	171,929
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.033%(c)	02/20/28	670	570,332
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550%
3.245%(c)	04/20/28	760	706,799
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750%
3.569%(c)	07/20/27	250	206,915
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.700%
3.404%(c)	11/14/29	580	501,458
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100%
2.894%(c)	07/25/31	1,360	1,260,962
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	10/18/28	750	722,197
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030%
2.861%(c)	04/15/29	1,380	1,312,742
Series 2017-01A, Class BR, 144A, 3 Month LIBOR + 1.450%
3.281%(c)	04/15/29	640	544,762
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500%
2.754%(c)	10/15/29	1,053	959,547
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850%
4.104%(c)	10/15/29	646	501,374
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.009%(c)	10/20/30	850	793,741
RR 2 Ltd. (Cayman Islands),
Series 2017-02A, Class A2, 144A, 3 Month LIBOR + 1.600%
3.431%(c)	10/15/29	250	228,929
RR 3 Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090%
2.921%(c)	01/15/30	740	690,008
RR 6 Ltd. (Cayman Islands),
Series 2019-06A, Class A1A, 144A, 3 Month LIBOR + 1.250%
3.081%(c)	04/15/30	1,570	1,462,869
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150%
2.956%(c)	01/23/29	1,470	1,414,919
Series 2016-03A, Class C, 144A, 3 Month LIBOR + 2.650%
4.456%(c)	01/23/29	250	205,572
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800%
3.619%(c)	01/21/31	500	401,897
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400%
3.231%(c)	04/15/32	3,130	2,921,200

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
3.081%(c)	01/15/30	370	$ 346,979
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.956%(c)	01/23/28	650	619,945
Series 2019-21A, Class A, 144A, 3 Month LIBOR + 1.380%
3.742%(c)	07/15/32	570	527,808
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200%
2.892%(c)	11/18/30	630	590,570
TIAA CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.280%
3.099%(c)	04/20/29	510	489,330
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.619%(c)	07/20/27	977	957,285
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.031%(c)	01/15/29	590	568,455
Series 2016-06A, Class BR, 144A, 3 Month LIBOR + 1.700%
3.531%(c)	01/15/29	860	745,369
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.330%(c)	01/20/33	800	728,703
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	01/20/33	360	304,736
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220%
3.051%(c)	10/15/29	2,365	2,247,650
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650%
4.444%(c)	07/25/26	270	204,990
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130%
2.961%(c)	10/15/30	610	572,453
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.374%(c)	04/15/31	1,368	1,278,484
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210%
3.029%(c)	07/20/28	910	874,503
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
3.069%(c)	10/20/29	350	332,919
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750%
3.569%(c)	10/20/29	490	423,292
			127,512,640
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,790	1,557,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	$ 1,997,028
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	309,125
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	259,107
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	36	35,448
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	1,923,966
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	1,614,566
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	1,917,985
			9,614,260
Credit Cards — 0.1%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	1,836,119
Equipment — 0.1%
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	2,951	2,963,024
Home Equity Loans — 0.6%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.650%)
2.903%(c)	05/28/39	114	92,178
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
2.603%(c)	02/28/40	464	415,527
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
2.603%(c)	12/28/40	228	217,157
Bear Stearns Asset-Backed Securities Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
2.147%(c)	01/25/36	19	18,899
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
1.297%(c)	04/25/37	1,477	994,217
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200%
1.147%(c)	05/25/37	1,412	998,886
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270%
1.217%(c)	05/25/37	641	457,238
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300%
1.005%(c)	12/15/33	201	172,941
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%
0.855%(c)	11/15/36	337	258,091

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740%
1.687%(c)	05/25/40	842	$ 751,837
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
3.617%(cc)	03/25/36	412	285,984
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	127	34,675
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025%
2.972%(c)	07/25/34	138	122,414
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250%
2.197%(c)	07/25/37	8,600	6,171,863
Series 2007-NC01, Class A1, 1 Month LIBOR + 0.130%
1.077%(c)	11/25/36	2,639	1,151,199
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	06/25/37	25	24,761
Option One Mortgage Loan Trust,
Series 2007-FXD1, Class 1A1
5.866%	01/25/37	1,432	1,231,279
Series 2007-FXD1, Class 2A1
5.866%	01/25/37	587	508,580
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	2,306	2,118,717
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM04, Class A1, 144A, 1 Month LIBOR + 0.190%
1.137%(c)	11/25/36	565	297,947
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.197%(c)	04/25/37	1,808	781,322
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.360%
1.307%(c)	04/25/37	192	85,388
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400%
1.347%(c)	06/25/37	505	176,875
			17,367,975
Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
—%(p)	08/15/30	363	280,815
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.528%(cc)	12/10/25	680	338,878
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44	1,721	1,713,353
Conseco Finance Securitizations Corp.,
Series 2000-04, Class A5
7.970%	05/01/32	1,358	488,617
Series 2000-05, Class A6
7.960%	05/01/31	556	270,589
Series 2000-05, Class A7
8.200%	05/01/31	1,016	508,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Manufactured Housing (cont’d.)
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	179	$ 118,054
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	198	178,453
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200%
1.905%(c)	10/15/37	392	325,123
			4,222,110
Other — 0.6%
Coinstar Funding LLC,
Series 2017-01A, Class A2, 144A
5.216%	04/25/47	3,141	2,958,201
Colony American Finance Ltd. (Cayman Islands),
Series 2015-01, Class A, 144A
2.896%	10/15/47	243	242,771
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	1,214	1,152,389
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900%
1.605%(c)	06/17/37	5,643	5,199,543
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000%
1.800%(c)	07/17/37	440	407,673
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000%
2.800%(c)	07/17/37	370	299,041
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	711	709,328
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	1,299	1,228,769
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	198	191,112
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,443	3,244,386
Progress Residential Trust,
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34	538	530,725
Series 2018-SFR01, Class F, 144A
4.778%	03/17/35	100	86,519
Tricon American Homes Trust,
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	190	160,404
			16,410,861
Residential Mortgage-Backed Securities — 2.8%
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57	1,725	1,732,947
Series 2017-D, Class B, 144A
—%(p)	12/25/57^	1,684	762,479
Series 2018-A, Class B, 144A
—%(p)	04/25/58^	447	263,039

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-B, Class B, 144A
—%(p)	02/26/57	439	$ 116,277
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,946	1,777,050
Series 2018-D, Class B, 144A
—%(p)	08/25/58^	523	294,888
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	789	792,007
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	147,467
Series 2018-E, Class C, 144A
—%(p)	06/25/58^	369	111,691
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58	2,622	2,574,222
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58	411	378,850
Series 2018-F, Class C, 144A
—%(p)	11/25/58	975	591,990
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	2,273	2,231,782
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	323,386
Series 2018-G, Class C, 144A
—%(p)	06/25/57	895	827,822
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	2,235	2,223,031
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	236,889
Series 2019-A, Class C, 144A
—%(p)	08/25/57	720	549,087
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	1,103	1,000,299
Series 2019-E, Class A, 144A
3.000%	09/25/59	3,658	3,282,281
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	301,636
Series 2019-E, Class C, 144A
—%(p)	09/25/59	928	544,406
Series 2019-G, Class A, 144A
3.000%	09/25/59	2,266	1,964,176
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	221,434
Series 2019-G, Class C, 144A
—%(p)	09/25/59	760	523,458
Series 2019-H, Class A, 144A
3.000%	11/25/59	2,237	1,930,426
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	201,984
Series 2019-H, Class C, 144A
—%(p)	11/25/59	694	543,618
Series 2020-A, Class A, 144A
2.375%	12/25/59^	4,020	3,997,890
Series 2020-A, Class B, 144A
3.500%	12/25/59^	520	516,360
Series 2020-A, Class C, 144A
—%(p)	12/25/59^	1,350	798,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	645	$ 653,480
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	343	337,740
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	1,892	1,901,597
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	1,208	1,206,557
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	374	368,523
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	474	473,300
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD02, Class M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.497%(c)	06/25/36	4,849	4,716,283
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH04, Class M3, 1 Month LIBOR + 0.320%
1.267%(c)	11/25/36	580	407,215
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.107%(c)	09/25/46	55	51,572
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,311	2,123,552
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.305%	12/25/36	110	92,296
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.653%(cc)	04/25/36	697	620,794
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%
1.067%(c)	06/25/32	378	375,559
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.140%
1.087%(c)	02/25/37	1,296	873,527
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.170%
1.117%(c)	02/25/37	16,833	7,325,377
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.250%
1.197%(c)	12/25/35	77	74,743
Legacy Mortgage Asset Trust,
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,388	1,386,599
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,461	1,477,509
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090%
1.037%(c)	06/25/37	112	77,104
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300%
1.247%(c)	06/25/37	8,959	6,302,509
Long Beach Mortgage Loan Trust,
Series 2006-02, Class 1A, 1 Month LIBOR + 0.180%
1.127%(c)	03/25/46	854	596,995

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160%
1.107%(c)	08/25/36	932	$ 419,536
Series 2006-09, Class 2A2, 1 Month LIBOR + 0.110%
1.057%(c)	10/25/36	310	111,243
Series 2006-09, Class 2A3, 1 Month LIBOR + 0.160%
1.107%(c)	10/25/36	1,243	454,548
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260%
1.207%(c)	06/25/46	131	114,104
MCM Capital LLC,
Series 2018-NPL01, Class B, 144A
—%(p)	05/28/58^	1,339	188,686
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240%
1.187%(c)	05/25/37	395	251,580
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	524	519,615
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400%
1.347%(c)	10/25/36	271	239,116
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.160%
1.107%(c)	07/25/36	205	55,681
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795%
1.742%(c)	01/25/35	12	9,631
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230%
1.177%(c)	01/25/37	9,697	5,789,012
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.913%(cc)	10/25/53	930	861,569
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,077,598
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	1,247	1,230,433
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	975,541
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	2,643	2,639,756
Series 2019-SJ02, Class A2, 144A
4.250%(cc)	11/25/58	540	536,711
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,358,062
Vericrest Opportunity Loan Trust,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	201	178,162
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180%
1.127%(c)	09/25/36	1,286	505,120
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155%
1.102%(c)	10/25/36	493	349,109
			81,069,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.2%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	$ 2,963,279
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 1.350%)
1.605%(c)	11/15/68	330	316,093
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330%
1.071%(c)	03/15/24	2,116	2,082,076
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.941%(c)	06/15/23	105	104,883
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750%
5.455%(c)	10/15/41	1,040	1,118,794
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	870,763
			7,455,888

Total Asset-Backed Securities (cost $307,957,872)			282,073,004
Bank Loans — 2.3%
Advertising — 0.0%
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
2.516%(c)	02/05/27^	72	69,236
Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 3 Month LIBOR + 3.000%
4.707%(c)	02/05/24^	2,123	1,592,318
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,291	1,703,167
			3,295,485
Banks — 0.1%
Goldman Sachs Lending Partners LLC,
TL A (MFA), 1 Month LIBOR + 1.750%
2.772%(c)	08/26/20^	745	742,659
TL B (MFA), 1 Month LIBOR + 1.750%
2.772%(c)	09/17/20^	1,722	1,717,780
			2,460,439
Building Materials — 0.1%
Jeld-Wen, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.000%
3.450%(c)	12/14/24	440	392,151
Ply Gem Midco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.561%(c)	04/12/25^	413	354,886
Tamko Building Products, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.245%(c)	05/29/26^	608	565,389
			1,312,426

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Computers — 0.0%
Everi Payments, Inc.,
Term Loan, Term B Loan, 6 Month LIBOR + 2.750%
3.822%(c)	05/09/24	113	$ 89,197
Cosmetics/Personal Care — 0.1%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
3.255%(c)	04/07/25	2,164	1,769,466
Distribution/Wholesale — 0.0%
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
3.188%(c)	09/19/26^	745	685,590
Resideo Funding, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.710%(c)	10/24/25^	245	219,981
			905,571
Diversified Financial Services — 0.3%
Caliber Home Loans, Inc.,
Term Loan, 1 Month LIBOR + 3.250%
4.780%(c)	04/24/21^	2,162	2,156,323
LSTAR Securities Financing,
Term Loan
—%(p)	05/30/22^	3,819	3,819,270
Roundpoint Mortgage Servicing Corp.,
Closing Date Term Loan, 1 Month LIBOR + 3.375%
4.978%(c)	08/27/20^	1,613	1,617,635
			7,593,228
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.875%(c)	12/17/25	124	117,641
Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/25^	257	244,172
Entertainment — 0.2%
18 Fremont Street Acquisition LLC,
Term Loan, 1 Month LIBOR + 8.000%
9.500%(c)	08/09/25^	1,912	1,567,914
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 6 Month LIBOR + 3.000%
4.080%(c)	04/22/26	2,252	1,657,280
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
3.489%(c)	05/29/26	1,055	828,019
Playtika Holding Corp.,
Term B Loan, 6 Month LIBOR + 6.000%
7.072%(c)	12/10/24	1,583	1,469,803
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
4.950%(c)	07/10/25	330	312,221
			5,835,237
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
9.000%(c)	02/28/26^	315	$ 173,250
Foods — 0.0%
JBS USA LUX SA,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26	540	502,862
Healthcare-Services — 0.0%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/16/23^	1,137	1,011,421
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
3.430%(c)	03/06/25^	165	156,321
			1,167,742
Insurance — 0.0%
USI, Inc.,
2019 New Term Loans, 1 Month LIBOR + 4.000%
4.989%(c)	12/02/26^	529	475,807
Internet — 0.1%
Uber Technologies, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.489%(c)	07/13/23	2,231	2,063,767
Lodging — 0.0%
Aimbridge Acquisition Co., Inc.,
Initial Term Loan (2019) (First Lien), 3 Month LIBOR + 3.750%
5.017%(c)	02/02/26^	580	405,583
Golden Nugget LLC,
Initial B Term Loan, 1 - 3 Month LIBOR + 2.500%
3.592%(c)	10/04/23	950	731,712
			1,137,295
Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.989%(c)	10/01/25	627	564,609
Media — 0.3%
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
2.240%(c)	02/01/25	787	750,987
CSC Holdings LLC,
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.112%(c)	04/15/27	678	646,347
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
3.489%(c)	11/18/24	1,593	1,409,728
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
3.005%(c)	10/04/23	3,980	3,667,810
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
3.210%(c)	09/30/26	1,303	1,186,140
			7,661,012

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loans, 1 Month LIBOR + 2.250%
3.813%(c)	07/31/26^	167	$ 153,357
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
3.209%(c)	01/24/27^	189	173,880
			327,237
Oil & Gas — 0.1%
California Resources Corp.,
Loan, 3 Month LIBOR + 10.375%
11.988%(c)	12/31/21	820	35,533
Term Loan (11/17), 3 Month LIBOR + 4.750%
6.363%(c)	12/31/22	1,511	407,970
Chesapeake Energy Corp.,
Class A Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/23/24	2,205	848,925
RNTR-1, LLC,
Initial Term Loan, 1 Month LIBOR + 2.375%
3.080%(c)	12/20/21^	1,247	1,243,893
			2,536,321
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Term Loan, 1 Month LIBOR + 8.000%
9.745%(c)	05/10/22	252	244,567
Pioneer Energy Services Corp.,
Term Loan, PRIME + 6.750%
10.000%(c)	11/08/22^	1,310	1,123,202
			1,367,769
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
3.362%(c)	11/27/25	2,735	2,584,365
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.497%(c)	03/01/24	2,719	2,465,319
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.684%(c)	11/15/27	2,093	1,984,620
			7,034,304
Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.739%(c)	11/03/25	1,714	882,735
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.265%(c)	11/01/26	1,732	1,589,110
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
7.742%(c)	08/07/23^	419	334,959
			2,806,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Real Estate — 0.1%
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 3 Month LIBOR + 9.000%
11.000%(c)	12/23/25^	2,055	$ 1,705,717
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
2.739%(c)	01/02/26^	2,286	2,171,552
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
2.674%(c)	12/20/24	1,345	1,223,950
			3,395,502
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-4 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	11/19/26	2,967	2,730,157
Foundation Building Materials Holding Co. LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.989%(c)	08/13/25	657	566,393
			3,296,550
Software — 0.1%
Interface Security Systems LLC,
Initial Term Loan, 3 Month LIBOR + 7.000%
8.750%(c)	08/07/23^	857	839,860
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 1.750%
2.739%(c)	04/16/25	2,226	2,086,156
			2,926,016
Telecommunications — 0.0%
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.490%(c)	12/12/26	1,012	804,550
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 3 Month LIBOR + 3.750%
5.682%(c)	11/27/23	205	187,063
Tranche B-4 Term Loan, 6 Month LIBOR + 4.500%
6.432%(c)	01/02/24	232	211,536
			1,203,149
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.450%(c)	12/30/26	628	598,955
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 3 Month LIBOR + 2.000%
3.613%(c)	02/24/25	1,012	938,233
			1,537,188

Total Bank Loans (cost $76,456,287)			65,574,999
Commercial Mortgage-Backed Securities — 4.9%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class E, 144A
4.142%(cc)	08/10/35	150	117,642

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.657%(cc)	06/05/37	863	$ 646,453
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	36,665
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119%
2.824%(c)	09/15/34	1,020	861,751
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.010%(cc)	12/13/29	250	247,510
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.655%(c)	12/15/36	900	720,649
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.755%(c)	12/15/36	163	126,295
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.596%(cc)	04/14/33	250	182,913
Series 2016-ISQ, Class E, 144A
3.606%(cc)	08/14/34	1,265	860,007
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.105%(c)	11/15/33	350	330,232
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.205%(c)	11/15/32	190	159,044
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	11/15/32	380	257,818
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.405%(c)	09/15/34	480	375,809
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.629%(cc)	02/15/50	3,040	114,121
Series 2017-BNK03, Class XD, IO, 144A
1.285%(cc)	02/15/50	1,000	73,209
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.555%(c)	01/15/33	154	145,047
BANK,
Series 2019-BN19, Class C
4.035%(cc)	08/15/61	134	109,058
Series 2019-BN20, Class XA, IO
0.841%(cc)	09/15/62	1,756	106,985
Series 2019-BN20, Class XB, IO
0.363%(cc)	09/15/62	5,941	179,229
Series 2019-BN22, Class A4
2.978%	11/15/62	3,105	3,239,537
Series 2019-BN24, Class A3
2.960%	11/15/62	1,485	1,540,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class XA, IO
1.347%(cc)	05/15/52	1,581	$ 144,412
Bayview Commercial Asset Trust,
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
1.247%(c)	01/25/36	63	55,186
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
1.397%(c)	01/25/36	45	39,681
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
1.197%(c)	10/25/36	109	90,293
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.427%(c)	03/15/37	160	148,386
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.865%(c)	11/25/34	360	329,935
BBCMS Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	693	678,601
Series 2015-SRCH, Class XA, IO, 144A
0.957%(cc)	08/10/35	4,630	244,381
Bear Stearns Commercial Mortgage Securities I Trust,
Series 2007-T26, Class AM
5.437%(cc)	01/12/45	132	122,408
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.047%(cc)	03/15/52	3,639	264,287
Series 2019-B10, Class 3CCA, 144A
3.899%(cc)	03/15/62	592	425,804
Series 2019-B13, Class XA, IO
1.269%(cc)	08/15/57	8,755	659,788
Series 2019-B14, Class 225C, 144A
3.294%(cc)	12/15/62	581	439,269
Series 2020-B16, Class B
3.176%	02/15/53	54	46,234
Series 2020-B16, Class C
3.536%(cc)	02/15/53	84	58,325
Series 2020-B16, Class D, 144A
2.500%	02/15/53	129	71,256
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.955%(c)	07/15/35	1,390	1,162,853
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	298	305,391
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.005%(c)	10/15/36	2,828	2,374,957
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.355%(c)	10/15/36	2,828	2,378,342

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.705%(c)	12/15/36	2,371	$ 2,038,662
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	80	72,208
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,377	1,080,131
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,924	1,432,215
BXP Trust,
Series 2017-CC, Class D, 144A
3.552%(cc)	08/13/37	150	127,403
Series 2017-CC, Class E, 144A
3.552%(cc)	08/13/37	290	186,163
Series 2017-GM, Class D, 144A
3.425%(cc)	06/13/39	600	572,543
Series 2017-GM, Class E, 144A
3.425%(cc)	06/13/39	260	227,503
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class D, 144A
5.488%(cc)	04/10/29	140	135,154
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	811	830,148
Series 2017-CD03, Class A4
3.631%	02/10/50	190	203,177
Series 2017-CD04, Class A4
3.514%(cc)	05/10/50	10	10,795
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.703%(cc)	01/10/48	1,390	118,624
Series 2016-C04, Class XB, IO
0.726%(cc)	05/10/58	1,440	55,767
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%(cc)	01/15/39	463	433,388
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
1.495%(c)	07/15/32	786	704,577
Series 2017-BIOC, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.305%(c)	07/15/32	594	529,191
Series 2017-BIOC, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.250%)
2.855%(c)	07/15/32	1,197	1,002,566
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500%
2.205%(c)	06/15/34	1,162	1,095,409
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.518%(cc)	05/10/35	180	174,798
Series 2016-GC37, Class C
4.921%(cc)	04/10/49	160	137,790
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	7,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C07, Class A4
3.102%	12/15/72	3,470	$ 3,591,579
Series 2019-GC43, Class A4
3.038%	11/10/52	3,835	3,845,666
Series 2019-PRM, Class E, 144A
4.888%	05/10/36	759	668,709
Series 2019-SMRT, Class D, 144A
4.745%(cc)	01/10/36	1,460	1,277,146
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.730%(cc)	06/10/44	81	80,538
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,322,199
Series 2014-CR14, Class A4
4.236%(cc)	02/10/47	180	191,827
Series 2014-CR17, Class A5
3.977%	05/10/47	605	635,428
Series 2014-CR18, Class A4
3.550%	07/15/47	99	103,631
Series 2014-CR19, Class A5
3.796%	08/10/47	320	336,886
Series 2015-03BP, Class XA, IO, 144A
0.060%(cc)	02/10/35	50,000	223,270
Series 2015-CR23, Class A4
3.497%	05/10/48	200	210,587
Series 2015-CR24, Class A5
3.696%	08/10/48	220	234,840
Series 2015-CR25, Class A4
3.759%	08/10/48	540	569,968
Series 2015-CR25, Class XA, IO
0.840%(cc)	08/10/48	643	22,614
Series 2015-LC19, Class A4
3.183%	02/10/48	289	300,233
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	121	90,873
Series 2015-LC21, Class C
4.362%(cc)	07/10/48	1,000	850,355
Series 2016-667M, Class D, 144A
3.179%(cc)	10/10/36	170	142,653
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400%
2.105%(c)	09/15/33	3,500	3,129,988
Credit Suisse Mortgage Trust,
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.655%(c)	12/15/30	170	143,739
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	131,100
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class B
4.192%(cc)	06/15/57	290	279,452
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	140	151,167
Series 2019-C15, Class C
4.980%(cc)	03/15/52	473	382,426
Series 2019-C15, Class D, 144A
3.000%	03/15/52	65	39,396

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class C
4.237%(cc)	06/15/52	580	$ 434,893
Series 2019-C16, Class XA, IO
1.569%(cc)	06/15/52	6,512	714,416
Series 2019-C17, Class C
3.934%	09/15/52	477	345,826
Series 2019-C17, Class D, 144A
2.500%	09/15/52	371	208,572
Series 2019-C17, Class XA, IO
1.369%(cc)	09/15/52	6,048	560,472
Series 2019-C17, Class XB, IO
0.560%(cc)	09/15/52	2,850	127,029
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.291%(cc)	04/10/37	4,470	114,672
DBJPM 16-C1 Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	178,949
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	493,724
Series 2017-BRBK, Class E, 144A
3.530%(cc)	10/10/34	800	617,222
Series 2017-BRBK, Class F, 144A
3.530%(cc)	10/10/34	170	119,629
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500%
2.300%(c)	04/15/36	610	562,312
Fannie Mae-Aces,
Series 2015-M15, Class A2
2.923%(cc)	10/25/25	3,675	3,907,495
Series 2015-M17, Class A2
2.931%(cc)	11/25/25	1,605	1,703,999
Series 2016-M04, Class A2
2.576%	03/25/26	2,330	2,470,676
Series 2017-M03, Class A2
2.483%(cc)	12/25/26	1,925	2,004,118
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,781,639
Series 2017-M15, Class A2
2.959%(cc)	09/25/27	755	809,897
Series 2018-M01, Class A2
2.985%(cc)	12/25/27	1,155	1,260,726
Series 2018-M07, Class A2
3.052%(cc)	03/25/28	1,730	1,887,574
Series 2018-M08, Class A2
3.325%(cc)	06/25/28	1,050	1,205,764
Series 2018-M10, Class A2
3.384%(cc)	07/25/28	585	650,151
Series 2018-M12, Class A2
3.640%(cc)	08/25/30	6,735	7,688,725
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.271%(cc)	02/25/23	26,691	170,710
Series K0031, Class X1, IO
0.214%(cc)	04/25/23	13,681	80,036
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0033, Class X1, IO
0.297%(cc)	07/25/23	10,151	$ 92,488
Series K0034, Class A2
3.531%(cc)	07/25/23	300	321,498
Series K0035, Class X1, IO
0.375%(cc)	08/25/23	12,490	136,819
Series K0036, Class X1, IO
0.734%(cc)	10/25/23	6,592	150,715
Series K0038, Class X1, IO
1.129%(cc)	03/25/24	4,036	148,550
Series K0040, Class X1, IO
0.721%(cc)	09/25/24	9,894	268,123
Series K0046, Class X1, IO
0.367%(cc)	03/25/25	11,651	185,255
Series K0052, Class X1, IO
0.660%(cc)	11/25/25	4,418	135,102
Series K0053, Class X1, IO
0.888%(cc)	12/25/25	1,949	83,628
Series K0054, Class X1, IO
1.173%(cc)	01/25/26	3,319	187,085
Series K0055, Class X1, IO
1.364%(cc)	03/25/26	1,481	101,909
Series K0057, Class X1, IO
1.189%(cc)	07/25/26	1,938	115,724
Series K0058, Class A2
2.653%	08/25/26	575	616,702
Series K0058, Class X1, IO
0.927%(cc)	08/25/26	1,904	95,323
Series K0059, Class X1, IO
0.314%(cc)	09/25/26	5,683	96,785
Series K0060, Class X1, IO
0.075%(cc)	10/25/26	20,605	117,121
Series K0061, Class A2
3.347%(cc)	11/25/26	1,605	1,786,854
Series K0062, Class A2
3.413%	12/25/26	1,150	1,286,711
Series K0063, Class A2
3.430%(cc)	01/25/27	1,230	1,377,253
Series K0069, Class A2
3.187%(cc)	09/25/27	240	269,732
Series K0071, Class A2
3.286%	11/25/27	325	368,195
Series K0072, Class A2
3.444%	12/25/27	1,990	2,276,933
Series K0073, Class A2
3.350%	01/25/28	2,080	2,366,093
Series K0103, Class X1, IO
0.757%(cc)	11/25/29	2,645	133,068
Series K0152, Class X1, IO
0.957%(cc)	01/25/31	2,960	210,690
Series K0725, Class A2
3.002%	01/25/24	1,905	2,015,140
Series K0727, Class A2
2.946%	07/25/24	2,760	2,917,001
Series K1513, Class X1, IO
0.865%(cc)	08/25/34	1,464	120,488

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K1514, Class X1, IO
0.703%(cc)	10/25/34	5,813	$ 355,751
Series KW02, Class X1, IO
0.311%(cc)	12/25/26	7,271	94,683
FREMF Mortgage Trust,
Series 2017-K64, Class B, 144A
3.981%(cc)	05/25/50	120	115,260
Series 2018-K80, Class B, 144A
4.229%(cc)	08/25/50	1,010	970,736
Series 2019-K103, Class B, 144A
3.572%(cc)	12/25/51	140	123,888
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	226	241,062
Government National Mortgage Assoc.,
Series 2011-38, Class IO
0.143%(cc)	04/16/53	5,425	102,751
Series 2012-23, Class IO
0.338%(cc)	06/16/53	592	7,526
Series 2013-191, Class IO
0.721%(cc)	11/16/53	584	16,027
Series 2013-30, Class IO
0.774%(cc)	09/16/53	1,895	64,782
Series 2013-63, Class IO
0.793%(cc)	09/16/51	16,236	688,241
Series 2013-78, Class IO
0.746%(cc)	10/16/54	2,044	72,568
Series 2014-40, Class AI
1.000%	02/16/39	387	1,586
Series 2014-52, Class AI
0.825%	08/16/41	760	9,748
Series 2015-146, Class IB
0.839%(cc)	07/16/55	7,778	344,038
Series 2015-146, Class IC
0.839%(cc)	07/16/55	35,722	1,433,738
Series 2015-189, Class IG
0.913%(cc)	01/16/57	22,693	1,225,964
Series 2015-37, Class IO
0.722%(cc)	10/16/56	353	16,931
Series 2015-97, Class VA
2.250%	12/16/38	190	188,737
Series 2016-096, Class IO, IO
0.976%(cc)	12/16/57	1,892	115,828
Series 2016-113, Class IO
1.152%(cc)	02/16/58	1,257	95,171
Series 2016-125, Class IO
0.985%(cc)	12/16/57	1,913	125,229
Series 2016-128, Class IO
0.950%(cc)	09/16/56	2,161	143,252
Series 2016-158, Class VA
2.000%	03/16/35	85	82,425
Series 2016-162, Class IO
0.981%(cc)	09/16/58	2,574	182,842
Series 2016-26, Class IO
0.927%(cc)	02/16/58	2,818	157,534
Series 2016-36, Class IO
0.879%(cc)	08/16/57	600	35,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-67, Class IO
1.106%(cc)	07/16/57	390	$ 24,977
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900%
1.673%(c)	11/21/35	128	118,798
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	500,759
Series 2012-TMSQ, Class D, 144A
3.458%(cc)	12/10/30	170	142,186
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class D, 144A, 1 Month LIBOR + 1.300%
2.005%(c)	07/15/32	50	44,258
Series 2017-500K, Class E, 144A, 1 Month LIBOR + 1.500%
2.205%(c)	07/15/32	100	87,653
Series 2017-500K, Class F, 144A, 1 Month LIBOR + 1.800%
2.505%(c)	07/15/32	40	33,181
Series 2017-500K, Class G, 144A, 1 Month LIBOR + 2.500%
3.205%(c)	07/15/32	20	16,396
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	378,751
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200%
1.905%(c)	06/15/38	320	258,266
Series 2019-SOHO, Class A, 1 Month LIBOR + 0.900%
1.605%(c)	06/15/36	510	482,278
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875%
2.579%(c)	06/15/36	640	602,846
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.389%(cc)	08/10/44	2,025	1,959,921
Series 2015-590M, Class E, 144A
3.805%(cc)	10/10/35	230	165,864
Series 2015-GC32, Class C
4.427%(cc)	07/10/48	210	178,862
Series 2015-GS01, Class A3
3.734%	11/10/48	110	118,193
Series 2017-GS06, Class A3
3.433%	05/10/50	600	610,152
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	24,507
Series 2019-GSA01, Class C
3.806%(cc)	11/10/52	80	57,530
Series 2020-GC45, Class A5
2.911%	02/13/53	1,580	1,626,229
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	290	225,425
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	654,901
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 144A
2.835%	08/10/38	490	501,554
Series 2019-30HY, Class E, 144A
3.443%(cc)	07/10/39	345	309,063
Series 2019-55HY, Class F, 144A
2.943%(cc)	12/10/41	640	531,132

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	$ 315,047
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	320	337,875
Series 2015-C33, Class D1, 144A
4.122%(cc)	12/15/48	170	128,257
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	69,678
Series 2019-COR05, Class C
3.750%	06/13/52	158	113,858
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	72,994
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300%
2.100%(c)	06/15/45	95	95,894
Series 2015-UES, Class E, 144A
3.621%(cc)	09/05/32	1,040	1,008,188
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160%
2.865%(c)	07/15/36	390	324,474
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000%
3.705%(c)	07/15/36	140	83,260
Series 2019-OSB, Class E, 144A
3.783%(cc)	06/05/39	224	147,561
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250%
2.955%(c)	12/15/36	620	581,888
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800%
2.505%(c)	05/15/36	1,808	1,428,283
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250%
1.772%(c)	03/25/37	203	188,443
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.142%(cc)	04/20/48	380	376,215
Series 2017-05, Class X, IO, 144A
1.000%(cc)	03/10/50	813	29,997
MFT Trust,
Series 2020-ABC, Class C, 144A
3.477%(cc)	02/06/30	905	772,183
Series 2020-ABC, Class D, 144A
3.477%(cc)	02/06/30	650	498,829
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XF, IO, 144A
1.206%(cc)	12/15/47	1,070	51,016
Series 2015-C24, Class A4
3.732%	05/15/48	210	222,876
Series 2015-C26, Class A5
3.531%	10/15/48	264	273,066
Series 2015-C26, Class D, 144A
3.060%	10/15/48	170	123,635
Series 2015-C26, Class XD, IO, 144A
1.343%(cc)	10/15/48	1,180	76,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
5.945%(cc)	06/11/42	241	$ 240,655
Series 2014-CPT, Class F, 144A
3.446%(cc)	07/13/29	130	128,222
Series 2014-CPT, Class G, 144A
3.446%(cc)	07/13/29	1,100	1,084,956
Series 2015-MS01, Class C
4.031%(cc)	05/15/48	230	192,326
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600%
3.305%(c)	11/15/34	1,155	972,809
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	41,757
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	570,066
Series 2017-H01, Class XD, IO, 144A
2.199%(cc)	06/15/50	700	89,646
Series 2018-H03, Class A5
4.177%	07/15/51	27	29,668
Series 2019-H06, Class A4
3.417%	06/15/52	292	308,281
Series 2019-H06, Class XB, IO
0.719%(cc)	06/15/52	3,740	210,606
Series 2019-L02, Class A4
4.071%	03/15/52	252	282,324
Series 2019-L02, Class XA, IO
1.030%(cc)	03/15/52	5,131	369,043
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244%
3.744%(c)	12/15/36	200	191,983
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.609%(c)	06/15/35	121	113,088
Series 2019-10K, Class D, 144A
4.135%(cc)	05/15/39	650	584,238
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.379%(cc)	05/10/39	7,700	194,552
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.090%(cc)	02/10/32	12,180	33,026
Series 2017-01MKT, Class XNCP, IO, 144A
—%(p)	02/10/32	2,436	2
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970%
1.675%(c)	04/14/36	251	228,507
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420%
2.125%(c)	04/14/36	150	143,660
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	287,677
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,139,658
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.636%(cc)	10/15/52	4,794	487,845

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C18, Class XA, IO
1.049%(cc)	12/15/52	5,050	$ 349,022
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,758,734
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,359,530
US,
Series 2018-USDC, Class E, 144A
4.493%(cc)	05/13/38	190	157,289
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M2
4.458%(cc)	10/25/46	100	99,441
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	91,793
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	90,070
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	140	112,890
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	70	55,981
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A4
3.695%	11/15/48	110	114,720
Series 2015-NXS01, Class A5
3.148%	05/15/48	64	64,948
Series 2015-NXS04, Class A4
3.718%	12/15/48	110	115,212
Series 2015-P02, Class A4
3.809%	12/15/48	360	377,787
Series 2015-P02, Class D, 144A
3.241%	12/15/48	306	222,978
Series 2016-NXS05, Class D
4.971%(cc)	01/15/59	580	466,114
Series 2017-C39, Class D, 144A
4.352%(cc)	09/15/50	377	275,780
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,966	1,233,412
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850%
1.647%(c)	12/13/31	287	268,555
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36	150	147,949
Series 2018-BXI, Class E, 144A, 1 Month LIBOR + 2.157%
2.861%(c)	12/15/36	139	109,492
Series 2019-C50, Class XA, IO
1.424%(cc)	05/15/52	3,552	329,450
Series 2019-C52, Class C
3.561%	08/15/52	260	182,635
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090%
3.740%(c)	02/15/37	200	157,839
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740%
4.390%(c)	02/15/37	180	131,562
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.221%(cc)	06/15/44	1,350	1,283,630
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C21, Class A5
3.678%	08/15/47	345	$ 362,759

Total Commercial Mortgage-Backed Securities (cost $149,446,707)			143,512,599
Convertible Bonds — 0.1%
Electric — 0.0%
NRG Energy, Inc.,
Gtd. Notes
2.750%	06/01/48	479	461,180
Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	620	28,376
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21	139	49,599
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	85	42,215
			120,190
Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21	2,624	2,532,504
Telecommunications — 0.0%
Intelsat SA,
Gtd. Notes
4.500%	06/15/25	521	101,706

Total Convertible Bonds (cost $4,574,688)			3,215,580
Corporate Bonds — 32.8%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	233	239,928
Gtd. Notes, 144A
3.750%	02/15/28(a)	1,474	1,384,271
4.000%	02/15/30	535	502,724
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.200%	06/01/30	290	299,871
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30	32	28,655
5.000%	08/15/27(a)	439	408,272
			2,863,721
Aerospace & Defense — 0.7%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/21	12	11,856

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	176	$ 175,586
3.800%	10/07/24	466	484,141
3.850%	12/15/25(a)	1,647	1,698,101
Boeing Co. (The),
Sr. Unsec’d. Notes
3.650%	03/01/47	36	32,039
3.825%	03/01/59	19	16,649
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	3,040	2,584,135
General Dynamics Corp.,
Gtd. Notes
3.750%	05/15/28	525	558,079
4.250%	04/01/50	441	543,504
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	8	8,325
4.854%	04/27/35	25	28,571
Sr. Unsec’d. Notes, 144A
3.850%	12/15/26	1,650	1,733,106
4.400%	06/15/28	495	526,938
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35	605	666,400
3.800%	03/01/45	201	213,688
4.500%	05/15/36	20	22,314
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	1,530	1,558,207
5.250%	05/01/50	343	460,570
Raytheon Co.,
Sr. Unsec’d. Notes
4.200%	12/15/44(a)	229	256,447
7.000%	11/01/28	1,310	1,826,870
7.200%	08/15/27	371	464,896
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24	1,108	1,143,058
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	302	289,541
7.500%	03/15/27	179	173,758
Gtd. Notes, 144A
5.500%	11/15/27	788	708,177
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	2,501	2,489,216
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	30	33,267
4.450%	11/16/38	228	256,448
5.400%	05/01/35	296	371,927
			19,335,814
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
4.400%	02/14/26		1,220	$ 1,258,347
5.800%	02/14/39		1,601	1,753,680
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30		1,850	1,958,352
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24		5,475	5,285,100
3.215%	09/06/26		557	532,870
3.222%	08/15/24		31	30,989
4.540%	08/15/47		558	509,206
4.700%	04/02/27		710	723,864
Sr. Unsec’d. Notes
4.906%	04/02/30		540	554,483
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27		180	174,401
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39	EUR	700	613,682
2.875%	05/01/24		122	123,436
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		1,236	1,255,151
				14,773,561
Airlines — 0.3%
Air Canada 2015-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27		4	3,762
5.000%	06/15/25		222	210,602
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		352	337,383
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		12	11,485
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		129	115,131
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		173	163,142
American Airlines 2015-2 Class BB Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25		993	840,517
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		167	158,073
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		642	644,980
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		314	341,815

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	723	$ 682,111
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	17	13,157
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	237	225,565
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	866	666,148
4.950%	08/15/26	222	191,806
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	276	235,129
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	812	701,823
Continental Airlines 2012-1 Class B Pass Through Trust,
Pass-Through Certificates
6.250%	10/11/21	5	5,115
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	795	776,140
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	20	18,406
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)	209	94,357
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	426	353,263
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	12	11,358
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	78	73,364
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	120	120,890
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	101	93,428
United Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	07/07/27	76	61,756
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	315	292,090
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	41	36,541
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	187	$ 181,237
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	357	309,440
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	455	388,788
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	736	570,968
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22	24	22,847
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	97	92,547
			9,045,164
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	317	313,406
4.875%	05/15/26	56	55,003
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50	240	261,863
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26	38	34,715
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	180	174,372
			839,359
Auto Manufacturers — 1.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.800%	04/11/26	366	359,493
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	1,685	1,682,588
3.350%	05/04/21	2,130	2,098,229
3.750%	11/05/21	720	713,872
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.157%	08/04/20	200	194,976
3.200%	01/15/21	430	416,178
3.219%	01/09/22	400	373,402
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	3,590	2,671,729
6.250%	10/02/43	446	353,688
6.600%	04/01/36	350	303,990
6.750%	04/01/46	117	92,382

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22		272	$ 246,767
Sr. Unsec’d. Notes
5.100%	01/17/24		1,786	1,635,540
Hyundai Capital America,
Gtd. Notes, 144A
2.375%	02/10/23		2,163	2,041,777
3.000%	02/10/27		1,800	1,597,447
Sr. Unsec’d. Notes, 144A
2.650%	02/10/25(a)		2,505	2,344,446
3.950%	02/01/22		350	351,493
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20		4,966	4,966,000
3.000%	10/30/20		5,345	5,395,584
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22		1,140	1,135,219
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		2,255	2,209,842
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.200%	01/11/27		8	8,174
3.375%	04/01/30		2,485	2,519,414
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		1,745	1,654,774
				35,367,004
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)		208	166,670
Aptiv PLC,
Gtd. Notes
5.400%	03/15/49		112	96,649
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		2,330	2,020,685
				2,284,004
Banks — 7.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.625%	11/09/22		590	599,112
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
3.200%	01/27/25		512	472,626
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	27,869
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		255	230,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	1,640	$ 1,543,041
3.875%	09/20/22(a)	2,785	2,713,523
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29	1,600	1,558,426
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22	380	368,141
4.500%	09/24/24	214	192,860
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25	357	318,323
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.800%	10/18/20	5,777	5,877,122
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24	4,205	4,449,647
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	–(rr)	730	743,052
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22	180	179,710
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21	2,030	2,027,810
2.625%	04/19/21	3,095	3,114,611
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	518	504,430
3.093%(ff)	10/01/25	33	33,675
3.499%(ff)	05/17/22	1,472	1,489,339
3.559%(ff)	04/23/27	6,470	6,769,654
3.705%(ff)	04/24/28	3,119	3,267,460
3.824%(ff)	01/20/28	3,828	4,008,150
3.970%(ff)	03/05/29	1,340	1,421,906
4.000%	04/01/24	10	10,640
4.083%(ff)	03/20/51	1,432	1,618,098
4.271%(ff)	07/23/29	517	560,125
Sub. Notes, MTN
4.200%	08/26/24	129	136,998
4.450%	03/03/26	1,290	1,387,411
Sub. Notes, Series L, MTN
3.950%	04/21/25	920	963,845
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.500%	06/28/24	150	150,815
2.900%	03/26/22	399	404,242
3.300%	02/05/24	1,078	1,124,816
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.950%(ff)	–(rr)	125	108,221
Jr. Sub. Notes, Series F
4.625%(ff)	–(a)(rr)	1,415	1,249,417
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28(a)	1,056	1,096,262
3.500%	04/28/23	98	102,339

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	1,280	$ 1,279,542
4.375%	01/12/26	558	570,905
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	508	545,645
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.875%(ff)	09/13/34	471	383,633
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	11/19/25	4,650	4,518,123
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	2,024	1,902,919
3.500%	03/01/23	1,505	1,513,132
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29	1,147	1,055,891
Capital One NA,
Sr. Unsec’d. Notes
2.150%	09/06/22	2,100	2,051,313
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	207,864
Citibank NA,
Sr. Unsec’d. Notes
3.650%	01/23/24	395	413,963
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30	200	196,950
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.876%(ff)	07/24/23	605	606,194
3.400%	05/01/26	160	169,078
3.887%(ff)	01/10/28	2,502	2,612,721
4.412%(ff)	03/31/31	6,862	8,367,275
Sub. Notes
4.400%	06/10/25	826	894,076
4.450%	09/29/27	824	857,840
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21	1,280	1,274,145
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	1,222	1,208,765
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22	903	917,806
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	200	185,405
3.875%	09/12/23	310	305,619
5.000%	01/12/22	531	545,102
5.375%	01/12/24	1,505	1,581,782
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.950%	08/20/20	210	206,003
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany), (cont’d.)
4.250%	02/04/21	340	$ 327,146
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22	5,340	5,261,507
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	–(rr)	200	169,161
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24	395	408,802
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	1,399	1,395,383
2.875%	02/25/21	390	391,154
3.272%(ff)	09/29/25	330	332,644
3.500%	01/23/25	1,457	1,493,250
3.500%	04/01/25	1,350	1,369,884
3.625%	02/20/24	35	36,222
3.750%	05/22/25	1,072	1,103,398
3.750%	02/25/26	915	953,055
3.850%	01/26/27	1,239	1,267,222
5.750%	01/24/22	120	127,323
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
2.862%(c)	05/15/26	650	600,219
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23	22	22,114
Sub. Notes
6.750%	10/01/37	2,405	3,177,419
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30	567	458,677
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.973%(c)	05/22/30(a)	1,450	1,466,964
4.583%(ff)	06/19/29	213	224,951
4.950%	03/31/30	390	430,270
5.100%	04/05/21	774	791,223
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24(a)	3,005	3,042,807
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	300	301,803
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	890	939,220
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	–(rr)	200	186,467
6.500%(ff)	–(rr)	324	306,237
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23	617	587,246
3.250%	01/24/25	617	573,379
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	–(rr)	1,342	1,267,152

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	3,505	$ 3,514,327
2.776%(ff)	04/25/23	338	341,855
2.950%	10/01/26	1,849	1,902,843
3.220%(ff)	03/01/25	1,820	1,876,112
3.540%(ff)	05/01/28(a)	5,157	5,371,043
3.559%(ff)	04/23/24	159	166,309
3.782%(ff)	02/01/28	4,578	4,877,255
3.875%	02/01/24	40	42,787
3.960%(ff)	01/29/27	1,840	1,984,261
4.250%	10/15/20	48	48,594
4.350%	08/15/21	3,306	3,407,116
4.493%(ff)	03/24/31	128	147,570
4.500%	01/24/22	3,425	3,576,375
4.625%	05/10/21	1,115	1,143,786
Sub. Notes
3.375%	05/01/23	30	31,114
3.875%	09/10/24	326	344,329
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31	250	225,381
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29	117	105,259
4.100%	04/30/28	207	217,743
4.150%	10/29/25	253	263,886
Kookmin Bank (South Korea),
Jr. Sub. Notes, EMTN
4.350%(ff)	–(rr)	300	288,371
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.100%	07/06/21	990	988,766
3.750%	01/11/27	826	838,152
4.050%	08/16/23	674	696,394
Sub. Notes
4.344%	01/09/48(a)	3,520	3,603,020
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.623%	07/18/22	765	763,884
2.665%	07/25/22	995	994,727
2.998%	02/22/22	140	142,132
3.455%	03/02/23	3,840	3,931,924
3.535%	07/26/21	150	152,108
3.761%	07/26/23	462	478,428
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	929	911,162
2.273%	09/13/21	533	529,587
2.555%(ff)	09/13/25(a)	2,437	2,402,960
2.953%	02/28/22	785	780,894
3.663%	02/28/27(a)	248	254,679
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.220%
2.954%(c)	05/08/24	241	226,907
Sr. Unsec’d. Notes, GMTN
3.591%(ff)	07/22/28	858	890,207
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
3.700%	10/23/24	3,630	$ 3,828,663
3.875%	01/27/26	130	139,186
4.000%	07/23/25	220	235,551
4.431%(ff)	01/23/30	1,140	1,263,290
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	144	144,781
3.622%(ff)	04/01/31	1,912	2,000,598
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29(a)	381	394,852
Sub. Notes
3.375%(ff)	05/08/32	40	38,854
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21	1,393	1,370,993
Sub. Notes, 144A
5.625%	09/15/45	1,935	2,215,357
Shinhan Financial Group Co. Ltd. (South Korea),
Sub. Notes, EMTN
3.340%(ff)	02/05/30	300	306,550
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	4,820	4,635,501
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	3,755	3,523,467
3.885%(ff)	03/15/24	354	350,638
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	–(rr)	550	495,106
Jr. Sub. Notes, Series H
5.625%(ff)	–(a)(rr)	2,840	2,495,859
Sr. Unsec’d. Notes
2.650%	05/19/26	517	530,572
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	3,595	3,596,682
3.040%	07/16/29	2,335	2,330,246
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21	285	285,358
3.350%	05/24/21	581	587,822
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
3.250%	03/11/24	4	4,181
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	3,565	3,628,746
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	710	718,851
U.S. Bancorp,
Sub. Notes, MTN
2.950%	07/15/22	797	812,422
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	–(rr)	1,520	1,418,821

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	2,420	$ 2,396,099
4.125%	09/24/25	1,923	2,034,314
US Bancorp,
Sr. Unsec’d. Notes
2.400%	07/30/24(a)	1,194	1,195,209
US Bank NA,
Sr. Unsec’d. Notes
3.104%(ff)	05/21/21	645	646,945
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	770	1,756
2.608%	11/06/09(d)	980	2,225
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	345	344,506
3.000%	04/22/26	395	406,004
3.000%	10/23/26	1,611	1,647,957
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27	69	71,038
3.500%	03/08/22(a)	217	221,175
3.550%	09/29/25(a)	1,326	1,397,797
3.750%	01/24/24	3,006	3,180,259
4.600%	04/01/21	762	778,549
5.013%(ff)	04/04/51	210	266,255
Sub. Notes
5.606%	01/15/44	30	36,323
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.600%	01/15/21	630	632,710
3.325%(ff)	07/23/21	590	591,084
			215,874,036
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	2,255	2,484,068
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	23	23,966
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	01/12/24	580	606,312
4.000%	04/13/28	156	164,258
4.750%	01/23/29	51	56,236
5.450%	01/23/39	127	146,189
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38	1,055	1,100,338
5.300%	05/15/48	2,375	2,588,283
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.200%	03/25/50	1,190	1,551,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Embotelladora Andina SA (Chile),
Sr. Unsec’d. Notes, 144A
3.950%	01/21/50	294	$ 250,367
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	3,763	3,505,455
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	444	448,920
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	540	524,156
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.375%	07/29/49	128	143,916
3.450%	10/06/46	81	91,426
3.875%	03/19/60(a)	1,770	2,202,364
4.000%	05/02/47(a)	120	145,851
4.450%	04/14/46	13	17,029
			16,050,287
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	02/21/27(a)	122	120,588
2.450%	02/21/30	856	848,869
4.400%	05/01/45	399	471,977
4.663%	06/15/51	69	86,750
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,334	1,427,745
3.650%	03/01/26	93	101,309
3.700%	04/01/24	9	9,552
4.500%	02/01/45	42	52,043
4.600%	09/01/35	271	345,597
4.750%	03/01/46	81	105,768
4.800%	04/01/44	407	521,573
			4,091,771
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	183	191,420
5.125%	09/14/45	7	8,490
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	224	220,393
5.750%	09/15/26	20	19,540
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	49	47,346
4.200%	12/01/24	1,605	1,624,347
4.300%	07/15/47	170	144,295
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	62	57,011
5.000%	02/15/27	179	163,136

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
6.000%	10/15/25	68	$ 66,897
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	181	180,420
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	173	155,923
			2,879,218
Chemicals — 1.0%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
2.500%	09/27/26	345	339,378
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41	4,005	3,578,402
CNAC HK Synbridge Co. Ltd. (China),
Sr. Sec’d. Notes
5.000%	05/05/20	700	699,966
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	14	13,887
4.550%	11/30/25	26	27,956
5.250%	11/15/41	42	44,313
9.000%	04/01/21	700	749,653
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	1,087	1,164,624
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30	245	278,708
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	467	502,082
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49(a)	145	141,745
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22	5,180	4,750,918
5.250%	12/15/29(a)	2,929	2,197,963
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24	4,535	4,532,153
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	4,340	3,809,735
SABIC Capital II BV (Saudi Arabia),
Gtd. Notes, 144A
4.000%	10/10/23	334	331,530
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	327	320,836
3.300%	05/15/50	63	59,035
4.000%	12/15/42	120	117,238
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	2,925	$ 2,296,318
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	4,285	4,291,117
			30,247,557
Coal — 0.0%
Yankuang Group Cayman Ltd. (China),
Gtd. Notes
4.750%	11/30/20	200	196,838
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29	200	167,336
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	672	647,631
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24(a)	671	611,505
Claremont Mckenna College,
Unsec’d. Notes
3.378%	01/01/50	686	706,472
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	217	242,609
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.908%	05/31/23	274	262,195
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/24	283	270,715
3.300%	12/15/22	995	1,019,461
7.000%	07/01/37	395	507,322
George Washington University (The),
Unsec’d. Notes
4.126%	09/15/48	404	441,793
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	910	1,373,410
Unsec’d. Notes, Series B
4.315%	04/01/49	850	912,594
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	290	290,816
3.800%	04/01/21	310	317,833
4.000%	06/01/23	48	48,493
4.800%	04/01/26	411	451,744
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	380	353,691
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	5	4,960
3.250%	01/15/28	370	381,054

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Moody’s Corp., (cont’d.)
4.875%	02/15/24	275	$ 292,483
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	150	141,270
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.650%	10/01/26	605	593,017
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23(a)	1,395	1,449,092
4.000%	03/18/29	1,018	1,069,999
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	1,285	1,247,235
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25(a)	260	247,519
4.875%	01/15/28(a)	582	568,348
5.250%	01/15/30	47	46,971
5.500%	05/15/27	362	357,196
5.875%	09/15/26(a)	362	367,127
6.500%	12/15/26	400	406,506
Sec’d. Notes
3.875%	11/15/27	599	568,266
University of Southern California,
Unsec’d. Notes
3.028%	10/01/39	46	48,353
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116	367	456,348
			16,871,364
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.050%	09/11/26	2,585	2,665,905
2.200%	09/11/29(a)	2,825	2,898,274
3.200%	05/13/25	11	11,921
3.750%	11/13/47	97	115,836
3.850%	05/04/43	86	102,191
3.850%	08/04/46	675	813,588
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	946	941,826
6.020%	06/15/26	45	46,594
8.100%	07/15/36	751	865,270
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20	9	9,001
4.400%	10/15/22	90	91,999
6.200%	10/15/35	3,740	4,256,728
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41	100	110,020
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.200%	02/11/40	EUR	600	$ 561,424
3.000%	05/15/24		3,025	3,185,289
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28		310	297,611
				16,973,477
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		193	184,992
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		254	232,057
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)		640	598,979
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		275	267,127
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		301	290,863
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		336	311,614
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27		1,360	1,205,451
				3,091,083
Diversified Financial Services — 1.0%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		3,930	3,387,841
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,895	2,924,110
Alpha Holding SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
9.000%	02/10/25		418	289,742
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		676	683,635
2.500%	07/30/24(a)		4,057	4,085,590
3.400%	02/22/24(a)		984	1,026,393
3.700%	08/03/23(a)		530	555,625
4.200%	11/06/25		335	365,971
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21(a)		689	690,770
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24		694	256,780

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29	300	$ 293,280
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	100	100,227
3.500%	06/15/23	86	85,671
3.750%	04/24/24	322	325,720
4.750%	07/15/21	224	229,158
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27(a)	436	458,767
Discover Financial Services,
Sr. Unsec’d. Notes
4.100%	02/09/27	66	63,740
4.500%	01/30/26	569	578,521
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/24/27	115	112,220
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	4	4,046
3.100%	09/15/27	175	179,284
3.750%	12/01/25	5	5,274
4.000%	10/15/23	23	24,890
Sr. Unsec’d. Notes
3.750%	09/21/28	423	450,901
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	175,690
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/29	745	793,364
3.300%	03/26/27	515	559,627
3.350%	03/26/30	599	665,617
3.850%	03/26/50(a)	854	1,042,379
Mongolian Mortgage Corp. Hfc LLC (Mongolia),
Gtd. Notes
9.750%	01/29/22	200	160,381
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22	273	232,361
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	399	390,659
9.125%	07/15/26(a)	759	689,271
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27(a)	1,540	1,324,462
5.875%	03/25/21	175	172,453
5.875%	10/25/24	385	352,483
6.500%	06/15/22	284	275,496
6.625%	07/26/21	210	215,538
6.750%	06/25/25(a)	161	147,291
6.750%	06/15/26	384	347,442
7.250%	09/25/23	166	162,725
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Navient Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	585	$ 553,728
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
3.103%	01/16/30	303	285,892
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22	15	15,082
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	269,855
Pretium Mortgage Credit Partners,
Gtd. Notes, 144A
2.000%	10/21/20^	908	905,903
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	351	341,314
5.750%	05/01/25	358	356,176
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.625%	03/22/28	200	180,660
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	90	87,189
4.375%	03/19/24	299	294,590
Unifin Financiera SAB de CV (Mexico),
Jr. Sub. Notes, 144A
8.875%(ff)	–(rr)	341	216,868
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	337	334,520
3.150%	12/14/25	977	1,064,848
4.300%	12/14/45	15	18,794
			29,810,814
Electric — 2.7%
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	3,585	3,153,206
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30	200	166,221
Sr. Sec’d. Notes, 144A
3.949%	02/12/30	224	186,168
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26	200	177,671
4.250%	05/21/36	200	188,000
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50	330	299,974
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	495	463,501
3.800%	06/15/49	565	579,105
4.250%	09/15/48	112	126,445

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
AES Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/23	25	$ 24,499
5.125%	09/01/27	590	592,245
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	467	475,095
3.550%	12/01/23	135	139,763
3.750%	03/01/45	649	681,098
4.150%	08/15/44	40	38,868
6.000%	03/01/39	24	31,493
Sr. Unsec’d. Notes, Series A
4.300%	07/15/48	364	412,991
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50	437	440,749
3.800%	05/15/28(a)	608	644,637
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49	260	229,722
3.500%	08/15/46	535	537,265
3.750%	08/15/47	405	451,138
4.250%	09/15/48	135	155,175
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	430	486,294
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28(a)	2,244	2,173,791
5.250%	06/01/26(a)	1,144	1,090,681
Sr. Unsec’d. Notes
5.500%	02/01/24	156	148,109
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.550%	08/01/42	350	361,828
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25	496	441,539
China Huaneng Group Hong Kong Treasury Management Holding Ltd. (China),
Gtd. Notes
3.000%	12/10/29	355	359,141
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	4,244	3,949,151
Commonwealth Edison Co.,
First Mortgage, Series 122
2.950%	08/15/27	200	203,110
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50(a)	330	331,980
3.375%	08/15/23	11	11,745
3.500%	08/01/51	185	200,361
3.750%	02/15/50	946	1,046,187
3.950%	07/15/47	84	96,690
4.050%	05/15/48	220	250,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Dayton Power & Light Co. (The),
First Mortgage, 144A
3.950%	06/15/49	668	$ 688,095
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,400	1,385,930
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	735	836,358
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29(a)	180	178,141
2.450%	02/01/30(a)	667	667,061
3.050%	03/15/23	175	175,671
3.200%	08/15/49	22	22,184
3.700%	12/01/47	385	419,100
3.950%	11/15/28	357	395,479
3.950%	03/15/48	42	48,113
4.000%	09/30/42	363	409,110
4.250%	12/15/41	45	51,008
5.300%	02/15/40	32	39,265
First Ref. Mortgage
3.750%	06/01/45	75	80,318
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	1,693	1,668,708
3.400%	10/01/46	66	64,837
3.800%	07/15/28	750	806,964
4.200%	07/15/48	153	176,787
6.400%	06/15/38	357	517,400
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29	1,620	1,719,150
Duke Energy Progress LLC,
First Mortgage
3.000%	09/15/21	300	304,144
3.250%	08/15/25	680	725,443
3.450%	03/15/29	300	322,149
4.100%	05/15/42	115	130,708
4.100%	03/15/43	305	332,175
4.150%	12/01/44	192	209,761
4.200%	08/15/45	172	191,007
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	149	143,666
3.125%	11/15/22	3	2,970
3.550%	11/15/24	179	177,970
4.950%	04/15/25	150	149,653
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	221	186,475
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	835	785,609
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24	1,395	1,386,637

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	820	$ 932,028
First Mortgage
2.900%	03/15/51	4	3,737
5.400%	11/01/24	250	272,659
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	755	771,790
4.700%	04/15/50	235	245,727
5.100%	06/15/45	40	43,430
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	186	172,763
2.650%	03/01/30	317	299,221
3.400%	03/01/50(a)	697	679,318
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	2,130	2,205,565
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	215	226,098
3.150%	10/01/49	1,350	1,401,885
3.700%	12/01/47	145	160,002
3.800%	12/15/42	150	163,414
3.950%	03/01/48	695	822,779
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.137%(c)	05/06/22	4,260	3,997,375
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	461	296,626
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	400	346,505
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	766	760,518
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39	192	188,256
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	110	113,093
3.650%	04/15/29	759	830,074
4.250%	07/15/49	418	493,471
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	2	2,095
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	250	209,755
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43(a)	3,040	2,883,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	495	$ 489,215
3.400%	08/15/42	325	332,603
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	294	297,668
6.625%	01/15/27	437	452,938
7.250%	05/15/26(a)	1,034	1,100,143
Gtd. Notes, 144A
5.250%	06/15/29	264	271,810
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27	144	144,948
3.250%	05/15/29	130	134,324
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	418	430,846
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33	585	778,746
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	605	601,167
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	400	397,650
3.700%	11/15/28	830	900,102
3.800%	09/30/47	354	385,525
3.800%	06/01/49	86	91,245
4.550%	12/01/41	170	199,469
5.750%	03/15/29	60	72,946
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27	318	290,172
PacifiCorp,
First Mortgage
2.950%	06/01/23	10	9,938
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49	300	286,328
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	915	904,082
Public Service Electric & Gas Co.,
First Mortgage, MTN
1.900%	03/15/21	125	123,609
3.000%	05/15/25	47	48,420
3.200%	05/15/29	145	152,055
3.650%	09/01/28	1,010	1,088,897
Sec’d. Notes, MTN
2.375%	05/15/23	90	89,554
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	347	324,858
Southern Co. (The),
Sr. Unsec’d. Notes
2.750%	06/15/20	760	759,867

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27	325	$ 47,434
Sr. Sec’d. Notes, 144A
10.000%	03/01/27	655	95,608
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	386	250,149
Gtd. Notes, 144A
10.500%	01/15/26	308	222,277
Sr. Sec’d. Notes, 144A
7.250%	05/15/27	509	452,747
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48	201	218,197
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25(a)	2,130	2,226,991
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25	1,620	1,563,770
4.625%	07/26/23	360	363,926
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.300%	12/01/49	535	554,047
4.000%	01/15/43	206	207,075
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	475	473,742
3.800%	04/01/28	310	332,806
Sr. Unsec’d. Notes, Series C
2.750%	03/15/23	940	951,018
4.000%	11/15/46	326	358,251
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	53	53,499
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	389	394,674
5.500%	09/01/26	446	459,652
5.625%	02/15/27	464	478,352
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,393	1,310,487
4.300%	07/15/29	1,408	1,251,171
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	625	634,294
			79,325,264
Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25	1,415	1,541,292
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/29	335	322,207
3.050%	09/22/26	1,342	1,340,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Agilent Technologies, Inc., (cont’d.)
3.875%	07/15/23	129	$ 133,199
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/29	420	423,560
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.450%	08/01/24	175	178,271
			2,398,103
Energy-Alternate Sources — 0.0%
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24	300	240,230
Engineering & Construction — 0.1%
IHS Netherlands Holdco BV (Nigeria),
Gtd. Notes, 144A
8.000%	09/18/27	325	272,960
Leader Goal International Ltd. (China),
Gtd. Notes, EMTN
4.250%(ff)	–(rr)	200	193,697
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	2,223	1,874,557
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	378	358,857
Zhengzhou Real Estate Group Co. Ltd. (China),
Sr. Unsec’d. Notes
3.950%	10/09/22	200	201,849
			2,901,920
Entertainment — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	519	374,441
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	341	290,803
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27	339	289,840
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28(a)	189	166,482
5.500%	04/01/27	404	381,053
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	171	154,590
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	432	379,653
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	724	668,356
			2,705,218

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.2%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27(a)	237	$ 231,058
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.900%	07/01/26	506	513,099
3.550%	06/01/22	300	307,645
3.950%	05/15/28(a)	1,477	1,602,558
4.750%	05/15/23	1,018	1,074,295
Waste Management, Inc.,
Gtd. Notes
2.950%	06/15/24	681	699,048
3.125%	03/01/25	170	176,356
3.900%	03/01/35	86	95,136
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	157	145,772
			4,844,967
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	176	165,519
Gtd. Notes, 144A
5.000%	02/01/28(a)	408	381,103
			546,622
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25(a)	829	838,082
6.625%	06/15/24	360	365,543
Gtd. Notes, 144A
4.625%	01/15/27	84	83,547
4.875%	02/15/30	62	61,376
5.875%	02/15/28	290	295,396
7.500%	03/15/26	428	461,781
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26	374	322,672
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21	390	415,817
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	25	24,950
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	603	438,812
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	300	302,815
6.750%	02/15/28	337	360,318
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	525	562,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	78	$ 80,472
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24	293	288,358
4.875%	11/01/26(a)	295	300,359
New Albertson’s LP,
Gtd. Notes, 144A
3.500%	02/15/23	275	271,120
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27(a)	579	582,144
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	2,510	2,401,831
5.500%	12/15/29(a)	242	251,310
5.625%	01/15/28(a)	304	309,185
5.750%	03/01/27	417	427,103
Simmons Foods, Inc.,
Sec’d. Notes, 144A
5.750%	11/01/24	161	146,371
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50	1,095	1,188,895
			10,780,882
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29	210	176,322
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	489	603,399
7.750%	11/15/29(a)	220	315,707
8.875%	05/15/31	65	95,778
Sr. Unsec’d. Notes, 144A
3.600%	03/01/25	155	163,684
3.734%	07/15/23	726	761,099
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47	157	156,954
4.800%	06/15/44	166	166,858
5.000%	09/15/35	12	13,768
6.000%	11/15/41	279	324,556
			2,778,125
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	545	539,352
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	178	182,742
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	110	96,367

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46		92	$ 93,483
				911,944
Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		217	209,721
Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		122	127,904
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.700%	08/15/21		90	89,468
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24		1,350	1,384,377
4.550%	03/01/39		69	77,627
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	275	250,862
1.800%	09/18/49	EUR	500	442,877
Medtronic Global Holdings SCA,
Gtd. Notes
1.750%	07/02/49	EUR	500	475,298
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27		177	178,336
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30		86	96,902
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,000	872,092
				3,995,743
Healthcare-Services — 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		2	2,040
4.500%	05/15/42		361	378,861
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		235	231,851
2.875%	09/15/29		40	38,795
4.101%	03/01/28		241	259,327
Centene Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30		2,030	1,889,511
4.250%	12/15/27		877	882,803
4.625%	12/15/29		218	219,090
5.250%	04/01/25(a)		259	263,118
5.375%	06/01/26		1,462	1,505,381
5.375%	08/15/26		265	270,314
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28	32	$ 31,044
5.500%	04/01/26	186	190,028
CHRISTUS Health,
Sr. Sec’d. Notes, Series C
4.341%	07/01/28	1,577	1,704,116
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	280	275,466
Sr. Sec’d. Notes
3.347%	10/01/29	386	374,961
4.187%	10/01/49	173	161,488
Cottage Health Obligated Group,
Sec’d. Notes
3.304%	11/01/49	13	13,217
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25(a)	516	515,426
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	153	150,123
4.750%	02/01/30	154	149,579
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	161	164,962
5.375%	09/01/26	62	63,880
5.625%	09/01/28	94	99,216
5.875%	02/15/26	94	98,565
5.875%	02/01/29	62	65,521
Sr. Sec’d. Notes
4.750%	05/01/23	1,218	1,240,565
5.000%	03/15/24	1,961	2,030,898
5.250%	04/15/25	447	468,035
5.250%	06/15/26	114	119,529
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	375	401,601
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	252	250,511
Ochsner Clinic Foundation,
Sec’d. Notes
5.897%	05/15/45	210	327,535
Partners Healthcare System, Inc.,
Unsec’d. Notes
3.342%	07/01/60	3,820	3,837,649
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes
4.787%	11/15/48	82	99,556
RWJ Barnabas Health, Inc.,
Unsec’d. Notes
3.477%	07/01/49	207	201,083
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	178	178,168

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28	525	$ 550,324
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	917	875,989
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,019	993,403
Sr. Sec’d. Notes
4.625%	07/15/24(a)	529	503,880
Sr. Sec’d. Notes, 144A
4.625%	09/01/24(a)	1,404	1,347,042
4.875%	01/01/26	727	693,673
5.125%	11/01/27	94	89,809
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.375%	08/15/24	101	103,651
2.875%	08/15/29	53	55,645
2.950%	10/15/27	1,403	1,464,140
3.100%	03/15/26	421	442,553
3.500%	02/15/24	467	493,984
3.700%	12/15/25	465	502,454
3.750%	07/15/25	217	234,739
3.850%	06/15/28	523	581,056
4.200%	01/15/47	791	935,544
5.800%	03/15/36	109	142,502
6.500%	06/15/37	35	46,459
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	08/01/22(a)	2,845	2,826,891
			32,037,551
Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.750%	10/03/26	2,365	2,444,400
Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28(a)	858	685,893
6.750%	08/01/25(a)	176	138,572
9.875%	04/01/27	586	586,000
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29(a)	793	618,546
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)	911	790,978
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	1,130	914,445
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	471	390,975
8.000%	04/15/24	1,549	1,556,511
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
7.625%	05/15/23	303	$ 306,061
Lennar Corp.,
Gtd. Notes
2.950%	11/29/20	3	2,967
4.125%	01/15/22	136	134,695
4.500%	04/30/24	154	148,515
4.750%	04/01/21	218	217,860
4.750%	05/30/25	41	39,449
4.750%	11/29/27	56	55,919
5.250%	06/01/26	10	9,939
5.875%	11/15/24	692	707,951
8.375%	01/15/21	61	61,779
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	176	153,219
M/I Homes, Inc.,
Gtd. Notes, 144A
4.950%	02/01/28	714	605,813
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	474	412,010
5.250%	12/15/27	386	359,027
PulteGroup, Inc.,
Gtd. Notes
4.250%	03/01/21	28	27,799
5.000%	01/15/27	72	71,789
5.500%	03/01/26	44	43,868
6.000%	02/15/35	9	9,071
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	10	10,147
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	41	38,102
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	843	823,984
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27	392	348,668
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23	610	622,439
			10,892,991
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	402	356,207
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.750%	02/26/29(a)	2,140	2,214,525
			2,570,732

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.100%	10/01/27	105	$ 109,093
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	357	336,333
			445,426
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	304	308,567
Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	1,325	1,345,543
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20	41	61,672
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.450%(c)	02/12/23(a)	305	288,145
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	736	776,096
4.500%	12/15/28	1,630	1,760,178
Aon PLC,
Gtd. Notes
4.750%	05/15/45	234	279,098
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23(a)	3,465	2,968,774
China Reinsurance Finance Corp. Ltd. (China),
Sr. Unsec’d. Notes
3.375%	03/09/22	200	202,663
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	270	268,411
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	175	182,665
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	–(rr)	200	191,367
KDB Life Insurance Co. Ltd. (South Korea),
Sub. Notes
7.500%(ff)	–(rr)	200	193,392
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	1,855	1,921,429
4.050%	10/15/23	425	436,687
MetLife, Inc.,
Sr. Unsec’d. Notes
4.721%	12/15/44	173	193,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59	1,406	$ 1,267,651
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	577	596,552
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	10	13,815
Travelers Property Casualty Corp.,
Gtd. Notes
6.375%	03/15/33	18	24,957
Trinity Acquisition PLC,
Gtd. Notes
4.400%	03/15/26	241	250,289
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	225	229,051
3.875%	09/15/49	130	135,911
			13,588,055
Internet — 0.4%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	875	923,363
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	585	699,617
4.250%	08/22/57	2,570	3,439,103
Baidu, Inc. (China),
Sr. Unsec’d. Notes
4.375%	05/14/24	565	599,308
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28	394	346,471
Gtd. Notes, Series WI
3.250%	02/15/30	1,350	1,101,864
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	62	63,002
4.875%	04/15/28	100	101,763
5.875%	02/15/25	50	52,860
5.875%	11/15/28	118	126,891
6.375%	05/15/29	50	55,126
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	62	63,383
5.375%	11/15/29	56	58,550
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27	3,690	3,531,146
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	1,640	1,409,810
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.975%	04/11/29	200	221,598
			12,793,855

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies — 0.1%
CCTI 2017 Ltd. (China),
Gtd. Notes
3.625%	08/08/22	300	$ 303,169
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	–(rr)	300	282,978
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.250%	11/13/24	300	292,117
3.375%	02/24/30	200	191,234
3.875%	11/13/29	200	196,379
4.500%	05/29/29	200	205,141
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	1,300	1,200,875
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	779	748,216
2.875%	11/07/29	261	246,433
Gtd. Notes, EMTN
3.700%	11/07/49	275	254,960
Rongshi International Finance Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/21/29	300	331,042
			4,252,544
Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	556	506,629
4.550%	03/11/26	287	257,533
6.125%	06/01/25	39	38,350
Novolipetsk Steel Via Steel Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	05/30/26	343	344,584
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	178	179,776
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	415	375,831
			1,702,703
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	35	22,357
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	50	45,998
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	343	205,209
			273,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.1%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	370	$ 165,875
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	195	167,682
6.375%	04/01/26	208	179,551
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	62	53,653
5.125%	05/01/26	434	414,841
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25(a)	312	291,181
4.875%	04/01/27	213	202,324
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	275	236,957
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	25	21,223
5.500%	04/15/27	53	48,144
5.750%	06/15/25	54	48,330
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	167	138,946
Studio City Finance Ltd. (Macau),
Gtd. Notes
7.250%	02/11/24	200	174,513
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26	179	156,542
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	344	311,085
5.500%	03/01/25(a)	686	638,554
			3,249,401
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24(a)	1,005	1,008,651
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)	395	371,245
			1,379,896
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	11/06/20	1,700	1,683,526
4.375%	04/05/22(a)	2,195	2,165,143
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	130	123,607

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		895	$ 1,040,006
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		1,045	1,092,752
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25		627	615,136
				6,720,170
Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)		276	268,005
5.000%	04/01/24		347	337,652
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		453	451,278
5.000%	02/01/28		862	865,269
5.125%	05/01/27		820	824,637
5.375%	06/01/29		393	404,575
5.500%	05/01/26		380	385,198
5.750%	02/15/26(a)		1,304	1,328,761
5.875%	05/01/27		203	209,126
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
3.413%(c)	02/01/24		33	32,164
Sr. Sec’d. Notes
4.200%	03/15/28		43	43,727
4.800%	03/01/50		50	52,383
4.908%	07/23/25		540	580,422
5.750%	04/01/48(a)		587	668,357
6.484%	10/23/45		2,386	2,914,942
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		449	423,706
Comcast Corp.,
Gtd. Notes
1.250%	02/20/40	EUR	600	564,431
2.350%	01/15/27		20	19,896
2.650%	02/01/30(a)		3,435	3,506,225
3.150%	03/01/26		1,229	1,288,685
3.150%	02/15/28		268	280,741
3.400%	04/01/30		1,350	1,462,556
3.700%	04/15/24		171	183,452
3.750%	04/01/40		1,103	1,219,028
4.250%	01/15/33		182	211,730
4.600%	10/15/38		100	121,789
4.700%	10/15/48		845	1,095,390
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,310	2,360,435
3.350%	09/15/26		98	97,454
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30	613	$ 621,595
7.500%	04/01/28	201	214,379
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	570	380,643
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	190	154,368
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	132	123,742
4.950%	05/15/42	95	91,724
5.000%	09/20/37	622	614,629
5.200%	09/20/47	565	553,115
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	24	23,963
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	290	258,590
7.000%	05/15/27	252	250,595
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	299	284,829
Sr. Sec’d. Notes, 144A
4.750%	01/15/28	41	36,468
5.250%	08/15/27(a)	333	293,111
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	399	343,070
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	–(rr)	2,642	2,672,105
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41	610	844,703
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27(a)	359	350,868
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	802	813,568
5.000%	08/01/27(a)	535	543,511
5.375%	04/15/25	286	290,855
5.375%	07/15/26	292	295,568
5.500%	07/01/29	450	458,741
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26	194	247,663
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28(a)	587	520,281
5.000%	09/15/29	68	61,259
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	869	885,256

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC, (cont’d.)
4.500%	09/15/42	83	$ 79,143
6.550%	05/01/37	880	1,039,688
6.750%	06/15/39	2,020	2,306,089
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	470	411,299
5.850%	09/01/43	117	119,935
6.875%	04/30/36	371	416,733
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	115	112,082
4.625%	03/23/40	2,180	2,646,960
4.700%	03/23/50	1,621	2,108,877
4.750%	09/15/44	185	231,927
5.400%	10/01/43	95	126,518
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	554	554,000
			44,584,464
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.625%	04/01/30	1,215	1,232,551
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22	300	290,989
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	38	34,390
4.750%	05/15/22	261	261,312
5.125%	03/15/23	179	178,642
5.125%	05/15/24	268	266,052
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	732	707,733
5.000%	09/01/27	38	35,314
5.250%	09/01/29	38	35,837
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.150%	09/12/29	351	307,338
Minera Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	01/26/50	296	248,583
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	170	158,055
2.800%	10/01/29	636	598,668
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	258	237,840
Vedanta Resources Finance II PLC (India),
Gtd. Notes
8.000%	04/23/23	200	77,446
			4,670,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.3%
3M Co.,
Sr. Unsec’d. Notes, MTN
3.375%	03/01/29	320	$ 341,838
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	192	247,190
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	844	998,940
Sub. Notes, MTN
5.300%	02/11/21	625	635,532
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	915	723,881
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29(a)	517	524,462
Pearl Holding III Ltd. (Cayman Islands),
Sr. Sec’d. Notes
9.500%	12/11/22	200	135,939
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30	4,155	3,889,574
3.650%	03/15/27	465	451,667
3.900%	09/17/29	1,059	1,036,008
			8,985,031
Oil & Gas — 1.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	503,865
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	997	1,004,250
3.410%	02/11/26	21	21,389
3.790%	02/06/24	413	424,463
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.814%	02/10/24	990	1,027,248
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	483	43,037
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	389	49,322
5.375%	06/15/21	113	16,855
5.750%	03/15/23	5	504
6.125%	02/15/21	1,467	282,797
6.625%	08/15/20(a)	100	28,943
Sec’d. Notes, 144A
11.500%	01/01/25	922	147,584
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	20	20,276
2.498%	03/03/22	10	10,129
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24	2	1,590

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	250	$ 206,240
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22	2,445	2,528,662
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	585	493,919
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	272	137,327
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29(a)	1,956	1,376,779
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21	2,785	2,784,339
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/43	175	176,437
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	348	239,979
5.750%	01/30/28	194	131,107
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26(a)	152	156,489
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.275%	08/16/26(a)	291	294,346
3.043%	03/01/26(a)	527	556,732
Gran Tierra Energy, Inc. (Canada),
Gtd. Notes, 144A
7.750%	05/23/27	275	88,129
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	1,114	689,481
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23	386	365,221
4.750%	09/15/44	224	175,263
5.850%	12/15/45	225	200,770
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	65	19,050
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	267	73,210
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	3,205	2,568,287
4.250%(s)	10/10/36	4,325	1,669,600
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	112	92,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22	54	$ 43,400
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26	8	781
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29	200	176,483
Pan American Energy LLC (Argentina),
Gtd. Notes, 144A
7.875%	05/07/21(a)	1,803	1,572,053
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.375%	01/15/25(a)	139	107,574
5.625%	10/15/27	153	107,866
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	38	21,556
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.175%	01/21/50	400	343,089
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	75	72,112
6.500%	03/13/27	2,080	1,537,994
6.625%	06/15/35	472	316,156
Gtd. Notes, 144A
6.950%	01/28/60	438	291,450
7.690%	01/23/50	1,719	1,173,809
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	236	92,504
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	490	281,458
5.000%	03/15/23(a)	2,145	1,565,891
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29	200	202,223
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49(a)	1,595	1,585,987
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	57	31,507
Shell International Finance BV (Netherlands),
Gtd. Notes
3.750%	09/12/46	240	257,822
3.875%	11/13/28(a)	329	361,824
4.375%	05/11/45	1,072	1,266,361
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	835	246,111
5.625%	06/01/25	632	182,363
6.125%	11/15/22	1,405	612,760
6.625%	01/15/27	32	9,630
6.750%	09/15/26	32	9,638

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	175	$ 175,896
6.800%	05/15/38	234	247,164
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	189	181,444
5.500%	02/15/26	154	133,217
6.000%	04/15/27	117	100,576
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes
11.000%	04/03/22	875	538,980
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	6,005	7,030,612
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23	30	30,436
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	780	779,442
2.875%	02/17/22	90	90,635
3.700%	01/15/24	303	317,634
3.750%	04/10/24(a)	375	397,084
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24(a)	1,676	1,345,121
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	1,701	1,484,353
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26	880	789,944
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	2,951	1,599,185
8.250%	08/01/23	50	36,698
			46,354,742
Oil & Gas Services — 0.0%
Hilong Holding Ltd. (China),
Gtd. Notes
8.250%	09/26/22	200	130,645
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.053%(s)	–(rr)	37	273
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	1,363	1,209,762
			1,340,680
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	47	48,844
5.250%	07/01/25	62	67,475
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
7.000%	04/03/49	1,955	$ 1,788,825
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22	200	201,744
5.875%	08/15/23(a)	225	220,628
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	25	25,447
			2,352,963
Pharmaceuticals — 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	470	480,704
4.450%	05/14/46	8	8,702
4.500%	05/14/35	1,697	1,879,792
4.875%	11/14/48	570	661,201
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	574	587,356
4.250%	11/21/49	404	433,663
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25(a)	1,763	1,808,768
4.550%	03/15/35	1,004	1,134,571
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	512	535,266
9.250%	04/01/26	440	463,144
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,685	1,595,225
5.250%	01/30/30(a)	1,690	1,599,645
7.000%	01/15/28	212	219,702
7.250%	05/30/29	218	226,503
9.000%	12/15/25(a)	446	469,961
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	503	508,643
5.750%	08/15/27	149	153,539
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21	161	162,161
3.200%	06/15/26	2,961	3,151,895
3.550%	08/15/22	700	726,400
3.625%	05/15/24	13	13,783
3.950%	10/15/20	150	151,510
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,494	1,602,691
Gtd. Notes, 144A
3.050%	10/15/27	245	241,139
3.250%	04/15/25	823	821,390
3.400%	03/01/27	104	105,985
3.900%	02/15/22(a)	216	220,363

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Sr. Unsec’d. Notes
2.400%	03/15/30		233	$ 220,577
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30		2,015	2,084,423
3.875%	07/20/25		130	136,415
4.100%	03/25/25		2,079	2,188,454
4.300%	03/25/28		1,215	1,289,459
5.050%	03/25/48		2,618	3,020,407
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21		142	142,823
5.022%	08/28/23		269	276,146
5.650%	08/28/28		59	62,405
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	500	462,952
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		1,459	1,631,631
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		334	364,506
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29		780	859,980
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.200%	08/14/30		321	328,021
3.400%	05/06/24		588	629,728
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/23		65	68,087
5.800%	08/12/23		94	106,464
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		1,475	1,498,520
3.200%	09/23/26		1,645	1,674,970
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
5.000%	11/26/28		375	423,762
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes, 144A
7.125%	01/31/25(a)		1,795	1,776,265
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		837	1,184,837
				40,394,534
Pipelines — 1.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	199,034
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		103	78,598
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26	38	$ 31,088
4.150%	07/01/23	263	235,758
4.350%	10/15/24	350	293,626
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	157	132,223
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	900	781,721
3.402%	01/15/38(a)	633	519,819
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,785	1,597,651
5.875%	03/31/25	2,040	1,825,107
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	214	196,880
Gtd. Notes, 144A
4.500%	10/01/29	94	83,510
Sr. Sec’d. Notes
5.250%	10/01/25	312	287,040
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	49	30,891
5.375%	07/15/25	52	35,208
Energy Transfer Operating LP,
Gtd. Notes
4.900%	02/01/24	10	9,108
5.300%	04/15/47	164	125,388
6.000%	06/15/48	34	28,254
6.050%	06/01/41(a)	5,700	5,000,707
6.500%	02/01/42	673	609,995
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	1,805	1,647,141
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	559	527,974
4.850%	03/15/44	58	59,368
5.100%	02/15/45(a)	549	547,217
Gtd. Notes, Series H
6.650%	10/15/34	255	287,031
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	5,595	5,607,354
5.400%	09/01/44	12	9,265
5.800%	03/15/35	80	68,588
6.375%	03/01/41	66	55,612
6.500%	02/01/37	302	288,120
Gtd. Notes, MTN
6.950%	01/15/38	583	605,886
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	243	232,650
Gtd. Notes, 144A
5.625%	11/15/23	335	350,335

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27(a)	405	$ 347,425
Sr. Unsec’d. Notes, 144A
4.250%	12/01/27	153	132,324
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	385	366,545
7.768%	12/15/37	36	36,072
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,610	1,556,823
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	750	653,849
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	813	700,570
5.625%	04/15/23	996	926,257
5.750%	05/15/24	1,412	1,315,643
5.875%	06/30/26	1,108	1,053,326
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.350%	05/15/45	112	85,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	47	38,353
5.125%	02/01/25	204	174,073
5.375%	02/01/27	180	148,061
5.875%	04/15/26(a)	298	247,505
6.500%	07/15/27	285	243,243
6.750%	03/15/24	168	150,851
6.875%	01/15/29(a)	288	232,675
Gtd. Notes, 144A
5.500%	03/01/30	62	47,990
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	887	807,488
4.150%	01/15/48	324	268,647
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	111	104,637
4.875%	01/15/26	483	517,099
5.850%	03/15/36	231	240,020
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	990	908,354
4.450%	08/01/42	300	253,484
7.850%	02/01/26	509	563,438
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	2,680	2,575,510
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.698%(c)	01/13/23	764	403,003
Sr. Unsec’d. Notes
4.000%	07/01/22	280	180,694
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		179	$ 194,219
				37,861,997
Real Estate — 0.2%
Central China Real Estate Ltd. (China),
Sr. Sec’d. Notes
6.500%	03/05/21		200	186,271
6.750%	11/08/21		200	175,853
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24		200	162,593
Chengdu Xingcheng Investment Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.500%	03/20/21	EUR	200	217,633
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
7.950%	02/19/23		400	368,457
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	–(rr)		200	193,431
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.375%	04/09/24		300	263,291
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.500%	01/23/22		400	378,479
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
6.150%	09/17/25		200	192,062
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24		200	164,279
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24		200	190,064
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22		200	161,757
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		705	606,261
Franshion Brilliant Ltd. (China),
Gtd. Notes
4.250%	07/23/29		200	193,546
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25(a)		350	338,603
Jingrui Holdings Ltd. (China),
Sr. Sec’d. Notes
9.450%	04/23/21		200	175,176
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.950%	10/22/22		200	172,916

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Logan Property Holdings Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	$ 188,398
New Metro Global Ltd. (China),
Gtd. Notes
6.500%	04/23/21	200	192,229
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	199,155
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22	200	180,043
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	57,354
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23	200	185,361
Scenery Journey Ltd. (China),
Gtd. Notes
11.000%	11/06/20	200	190,645
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
7.500%	01/22/21	200	194,440
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	183,947
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.250%	06/14/22	200	188,571
7.500%	02/01/24	200	179,605
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22	200	184,096
Vanke Real Estate Hong Kong Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.150%	05/12/25	200	195,384
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22	200	176,853
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.800%	02/27/24	200	180,031
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24	300	266,954
Zhenro Properties Group Ltd. (China),
Gtd. Notes
8.700%	08/03/22	200	162,680
			7,246,418
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.900%	12/15/30	1,835	1,940,169
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27		267	$ 259,811
3.000%	06/15/23		440	426,961
3.800%	08/15/29		365	372,394
3.950%	03/15/29(a)		565	588,535
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		976	986,471
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		328	329,473
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		30	29,478
3.100%	11/15/29		1,824	1,779,117
3.200%	09/01/24		1,648	1,616,123
3.800%	02/15/28		201	202,210
4.150%	07/01/50		305	301,645
4.300%	02/15/29		35	36,546
4.450%	02/15/26		70	73,235
4.875%	04/15/22		52	53,944
5.200%	02/15/49		163	175,667
Equinix, Inc.,
Sr. Unsec’d. Notes
2.625%	11/18/24		659	622,380
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25(a)		380	321,392
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25		4,000	3,294,997
4.750%	10/01/24		310	260,401
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		192	164,490
5.625%	05/01/24		905	868,833
5.750%	02/01/27		303	272,457
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		56	51,706
5.000%	10/15/27(a)		497	481,801
5.250%	08/01/26		32	31,801
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		578	518,570
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49	EUR	500	402,676
Realty Income Corp.,
Sr. Unsec’d. Notes
3.000%	01/15/27		107	101,234
4.125%	10/15/26		442	438,915
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)		261	194,794

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	209	$ 153,446
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	3,464	3,230,344
3.750%	02/15/27	47	44,291
4.125%	08/15/30	685	649,037
4.250%	12/01/26	1,942	1,784,055
4.625%	12/01/29	81	73,682
			23,133,081
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25(a)	865	833,813
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	47	44,649
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	1,642	1,618,694
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25	382	345,345
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26	4,350	3,705,083
Future Retail Ltd. (India),
Sr. Sec’d. Notes, 144A
5.600%	01/22/25	294	142,178
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	490	308,369
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.800%	09/14/27	77	79,612
2.950%	06/15/29	1,053	1,091,623
3.350%	04/15/50	403	426,970
3.900%	12/06/28	197	219,135
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	112	108,601
4.050%	05/03/47	190	192,533
4.375%	09/15/45	323	336,885
5.125%	04/15/50	385	463,747
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	05/01/43	598	578,766
3.700%	02/15/42	93	93,351
4.200%	04/01/50	150	166,929
4.450%	09/01/48	293	324,511
4.875%	12/09/45	511	597,647
SACI Falabella (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23(a)	2,270	2,158,294
4.375%	01/27/25	1,225	1,162,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	1,250	$ 1,169,375
Target Corp.,
Sr. Unsec’d. Notes
2.650%	09/15/30	1,075	1,105,372
Walmart, Inc.,
Sr. Unsec’d. Notes
3.550%	06/26/25	504	550,085
3.700%	06/26/28	266	298,324
			18,122,262
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	2,800	2,781,768
Semiconductors — 0.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26	165	167,154
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/47(a)	221	283,778
5.100%	10/01/35	58	77,542
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26	1,982	1,989,616
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50	2,032	1,925,239
4.100%	03/15/29(a)	815	880,654
Lam Research Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/26	988	1,049,371
4.875%	03/15/49	439	566,738
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23(a)	1,690	1,684,154
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	285	295,581
3.200%	09/16/26	1,285	1,388,380
3.500%	04/01/50	429	465,700
3.700%	04/01/60	212	227,245
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	1,630	1,644,683
4.625%	06/15/22	200	203,706
5.550%	12/01/28	149	161,086
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.875%	06/18/26	182	177,738
4.300%	06/18/29	81	83,005
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	189	230,691
4.650%	05/20/35	42	53,152

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
QUALCOMM, Inc., (cont’d.)
4.800%	05/20/45		269	$ 343,836
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.250%	09/04/29		905	904,748
				14,803,797
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.200%	05/01/30		1,407	1,456,704
Software — 0.6%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27(a)		1,815	1,876,893
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.950%	05/21/39	EUR	600	667,000
3.000%	08/15/26		551	562,686
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		42	42,089
3.200%	07/01/26		2,668	2,735,761
3.850%	06/01/25		190	201,994
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36		56	62,887
3.700%	08/08/46		591	707,745
4.200%	11/03/35		396	496,029
4.250%	02/06/47		111	144,308
4.450%	11/03/45		25	32,762
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		1,495	1,532,248
3.600%	04/01/40		3,366	3,364,054
3.600%	04/01/50		4,737	4,732,778
3.800%	11/15/37		524	537,956
3.850%	07/15/36		550	574,336
5.375%	07/15/40		152	187,443
				18,458,969
Telecommunications — 1.6%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,689	1,703,937
8.125%	02/01/27(a)		465	484,557
AT&T, Inc.,
Sr. Unsec’d. Notes
3.150%	09/04/36	EUR	700	791,179
3.400%	06/15/22		40	40,735
3.600%	07/15/25		277	288,596
3.800%	02/15/27		185	192,218
4.250%	03/01/27		456	487,154
4.300%	02/15/30		648	697,489
4.300%	12/15/42		111	116,145
4.350%	06/15/45		180	188,913
4.500%	03/09/48(a)		1,581	1,713,755
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
4.750%	05/15/46	405	$ 448,119
4.800%	06/15/44	1,605	1,783,433
4.850%	07/15/45	776	861,397
5.150%	03/15/42	140	161,031
5.150%	11/15/46	333	388,775
5.250%	03/01/37	1,910	2,227,267
5.550%	08/15/41	30	35,025
Sr. Unsec’d. Notes, 144A
0.000%(s)	11/27/22	3,000	2,808,831
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25	1,935	1,784,856
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22	1,434	1,374,105
Comunicaciones Celulares SA Via Comcel Trust (Guatemala),
Sr. Unsec’d. Notes
6.875%	02/06/24	207	203,648
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	527	437,326
Corning, Inc.,
Sr. Unsec’d. Notes
3.700%	11/15/23	135	146,031
4.375%	11/15/57	310	324,827
5.450%	11/15/79	2,630	2,721,229
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27	730	754,953
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	556	91,295
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	200	79,971
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	347	189,124
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26	205	193,151
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	342	210,617
Gtd. Notes, 144A
8.500%	10/15/24(a)	284	178,854
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
6.875%	11/26/24(a)	501	383,039
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	245	243,195
5.250%	03/15/26	274	276,500
Gtd. Notes, 144A
4.625%	09/15/27	62	61,967

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/26		1,185	$ 1,120,190
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	02/23/28		29	29,605
4.600%	05/23/29		1,554	1,630,066
5.500%	09/01/44		855	827,181
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25		312	212,852
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
3.250%	02/21/23		2,140	2,094,923
3.875%	01/31/28(a)		900	916,181
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	557,888
7.625%	03/01/26(a)		657	743,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		797	795,280
Telefonica del Peru SAA (Peru),
Sr. Unsec’d. Notes, 144A
7.375%	04/10/27	PEN	500	145,852
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21		4,884	4,984,639
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.233%(c)	05/22/20		2,015	2,012,125
Sr. Unsec’d. Notes
2.875%	01/15/38	EUR	600	672,920
4.000%	03/22/50		725	855,335
4.400%	11/01/34		262	306,360
4.500%	08/10/33		126	150,248
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		639	665,348
4.125%	05/30/25		270	287,370
4.375%	02/19/43(a)		236	244,057
5.000%	05/30/38		14	15,451
5.250%	05/30/48(a)		1,302	1,546,972
				45,887,962
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	97,569
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
2.600%	11/19/22		478	474,752
3.550%	11/19/26		1,165	1,118,091
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies (cont’d.)
Hasbro, Inc., (cont’d.)
3.900%	11/19/29	410	$ 368,311
			1,961,154
Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.550%	02/15/50(a)	915	990,775
4.400%	03/15/42	71	80,972
5.050%	03/01/41	153	192,482
5.750%	05/01/40	222	298,370
6.150%	05/01/37	303	388,524
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	120	111,802
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	195	203,542
3.950%	05/01/50	80	84,000
4.250%	11/01/66	67	66,619
4.300%	03/01/48	812	868,442
4.750%	11/15/48	341	402,123
6.150%	05/01/37	15	19,381
FedEx Corp.,
Gtd. Notes
3.875%	08/01/42	759	661,465
4.200%	10/17/28	220	230,271
4.400%	01/15/47	5	4,539
4.550%	04/01/46	150	141,157
5.100%	01/15/44	73	72,397
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
4.974%	02/26/24	200	210,048
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.550%	11/01/29	38	36,673
2.900%	06/15/26(a)	778	790,022
3.400%	11/01/49	545	528,187
3.650%	08/01/25	395	415,260
3.850%	01/15/24	12	12,489
3.942%	11/01/47	79	81,746
4.050%	08/15/52	47	50,389
4.100%	05/15/49	89	95,817
4.450%	06/15/45	206	235,857
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28	200	206,418
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24(a)	1,640	1,565,613
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26	697	696,408
3.150%	03/01/24	275	286,494
3.600%	09/15/37	849	884,042
3.950%	08/15/59	320	336,586
4.150%	01/15/45	7	7,633

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Union Pacific Corp., (cont’d.)
4.500%	09/10/48	6	$ 6,743
Sr. Unsec’d. Notes, 144A
3.839%	03/20/60	490	522,102
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29(a)	1,058	1,110,250
5.200%	04/01/40	561	686,335
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	155	150,083
6.750%	08/15/24(a)	367	359,465
			14,091,521

Total Corporate Bonds (cost $999,081,042)			961,021,324
Municipal Bonds — 2.6%
Arizona — 0.1%
Arizona Health Facilities Authority,
Revenue Bonds, Series B
2.089%	01/01/37	360	331,066
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, Series A
5.000%	12/01/45	890	1,029,356
			1,360,422
California — 0.7%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	1,700	2,795,990
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	820	1,205,490
California Health Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	08/15/33	290	348,893
5.000%	08/15/47	280	315,888
Taxable, Revenue Bonds
2.934%	06/01/32	145	141,659
California Pollution Control Financing Authority,
Revenue Bonds
5.000%	11/21/45	260	262,280
California State University,
Revenue Bonds, Series B
2.975%	11/01/51	930	904,034
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.605%	10/01/40	300	471,447
Contra Costa Community College District,
General Obligation Unlimited, BABs
6.504%	08/01/34	165	225,177
Foothill-Eastern Transportation Corridor Agency,
Taxable, Revenue Bonds, Series A
4.094%	01/15/49	210	208,032
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	560	869,456
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	395	$ 503,984
Orange County Local Transportation Authority,
Revenue Bonds, BABs, Series A
6.908%	02/15/41	730	1,108,885
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.583%	05/15/49	565	801,447
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%
1.589%(c)	12/01/35	1,380	1,301,643
San Diego Public Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	05/15/39	275	328,279
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A
3.176%	08/01/26	320	329,165
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	495	764,607
7.350%	11/01/39	180	282,442
General Obligation Unlimited, Taxable
4.600%	04/01/38	2,115	2,307,402
General Obligation Unlimited, Taxable, Series B
2.650%	04/01/26	1,660	1,732,193
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	1,290	1,971,004
7.550%	04/01/39	305	498,986
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	25	32,884
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	152	190,372
			19,901,639
Colorado — 0.0%
Colorado Health Facilities Authority,
Revenue Bonds, Series A
5.250%	02/01/31	190	196,390
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority,
Revenue Bonds
5.000%	07/01/45	380	423,848
Revenue Bonds, Series L
5.000%	07/01/45	560	640,215
State of Connecticut,
General Obligation Unlimited, Taxable, Series A
3.310%	01/15/26	845	905,164
5.850%	03/15/32	815	1,003,069
General Obligation Unlimited, Taxable, BABs, Series D
5.090%	10/01/30	1,310	1,537,193
			4,509,489

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
District of Columbia — 0.0%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
Revenue Bonds, BABs
7.462%	10/01/46	285	$ 393,386
Florida — 0.1%
Canaveral Port Authority,
Revenue Bonds, Series A
5.000%	06/01/45	320	362,730
Revenue Bonds, Series B
5.000%	06/01/48	320	367,546
County of Broward FL Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.814%	10/01/31	235	237,923
2.914%	10/01/32	210	213,870
County of Miami-Dade FL Aviation Revenue,
Revenue Bonds
5.000%	10/01/40	280	314,401
Revenue Bonds, Series A
5.000%	10/01/38	435	482,084
Taxable, Revenue Bonds
4.062%	10/01/31	280	308,339
Taxable, Revenue Bonds, Series D
3.354%	10/01/29	115	123,783
3.454%	10/01/30	205	221,092
3.504%	10/01/31	195	210,138
Taxable, Revenue Bonds, Series E
2.529%	10/01/30	875	890,094
Sumter Landing Community Development District,
Taxable, Revenue Bonds
4.172%	10/01/47	240	252,972
			3,984,972
Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue,
Revenue Bonds
5.000%	11/01/40	150	173,837
Metropolitan Atlanta Rapid Transit Authority,
Revenue Bonds, Series A
5.000%	07/01/41	430	502,558
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57	363	479,726
6.655%	04/01/57	288	378,726
			1,534,847
Idaho — 0.0%
Idaho Health Facilities Authority,
Revenue Bonds
5.000%	12/01/47	200	228,488
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,195	1,189,539
Indiana — 0.0%
Indiana Finance Authority,
Revenue Bonds
5.000%	10/01/45	540	617,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Indiana (cont’d.)
Indiana Housing & Community Development Authority,
Revenue Bonds, Series A
3.800%	07/01/38	135	$ 143,170
			760,352
Louisiana — 0.0%
Louisiana Public Facilities Authority,
Revenue Bonds
5.000%	07/01/48	210	242,550
New Orleans Aviation Board,
Revenue Bonds
5.000%	01/01/40	310	336,018
			578,568
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Revenue Bonds
5.000%	08/15/25	310	355,341
5.000%	08/15/27	190	217,369
			572,710
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation, BABs
5.456%	12/01/39	55	72,415
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	305	285,608
Massachusetts Bay Transportation Authority,
Revenue Bonds, Series A
5.000%	07/01/31	140	188,968
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/47	290	329,715
Revenue Bonds, Series J2
5.000%	07/01/43	380	437,171
5.000%	07/01/48	380	434,709
Massachusetts Educational Financing Authority,
Revenue Bonds, Series A
5.000%	01/01/22	250	264,570
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	193,538
Revenue Bonds, Series B
4.500%	12/01/39	155	160,978
4.600%	12/01/44	160	169,478
Massachusetts School Building Authority,
Taxable, Revenue Bonds, Series B
2.966%	10/15/32	635	649,167
Massachusetts Water Resources Authority,
Revenue Bonds
5.000%	08/01/40	150	176,903
			3,363,220
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Revenue Bonds
5.250%	07/01/33	300	360,141

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
Michigan Finance Authority,
Revenue Bonds
5.000%	11/15/28	200	$ 233,062
5.000%	11/15/41	190	215,012
Royal Oak Hospital Finance Authority,
Revenue Bonds
5.000%	09/01/39	260	288,376
			1,096,591
Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority,
Revenue Bonds
5.000%	09/01/46	360	391,986
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds
5.000%	11/15/29	210	247,164
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds
4.131%	06/15/42	355	348,795
Taxable, Revenue Bonds, BABs
5.754%	12/15/28	535	629,936
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	205	298,990
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, Series R
3.270%	05/01/43	440	436,907
			1,714,628
New York — 0.5%
City of New York,
General Obligation Unlimited, Taxable, Series A
2.850%	08/01/31	160	153,936
2.900%	08/01/32	1,400	1,376,438
General Obligation Unlimited, Taxable, Series D2
3.760%	12/01/27	440	482,183
Dutchess County Local Development Corp.,
Revenue Bonds
5.000%	07/01/46	600	671,310
Metropolitan Transportation Authority,
Revenue Bonds, Series C
5.000%	11/15/41	280	336,832
Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	394,554
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds
3.750%	11/01/25	645	683,552
Taxable, Revenue Bonds, Series B3
3.900%	08/01/31	830	896,691
Taxable, Revenue Bonds, Series C3
3.350%	11/01/30	990	1,037,470
Taxable, Revenue Bonds, Series C4
3.550%	05/01/25	830	891,569
Taxable, Revenue Bonds, Series F2
3.050%	05/01/27	975	1,022,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	285	$ 392,240
5.750%	06/15/41	100	141,721
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	110	160,138
New York Convention Center Development Corp.,
Revenue Bonds
5.000%	11/15/40	210	236,090
New York State Dormitory Authority,
Revenue Bonds, Series B
3.142%	07/01/43	445	450,874
Taxable, Revenue Bonds, Series F
3.190%	02/15/43	600	605,076
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	430	562,603
New York State Urban Development Corp.,
Taxable, Revenue Bonds
3.320%	03/15/29	750	792,518
Taxable, Revenue Bonds, Series B
2.350%	03/15/27	865	867,690
New York Transportation Development Corp.,
Revenue Bonds
5.000%	07/01/46	190	192,996
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	710	783,528
Taxable, Revenue Bonds
4.960%	08/01/46	570	666,336
5.647%	11/01/40	190	245,706
State of New York,
General Obligation Unlimited, Taxable, Series B
2.800%	02/15/32	765	758,176
TSASC, Inc., Rev.,
Revenue Bonds, Series A
5.000%	06/01/41	340	355,854
			15,158,914
Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs, Series B
6.449%	02/15/44	205	285,106
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	240	367,574
8.084%	02/15/50	350	584,507
JobsOhio Beverage System,
Taxable, Revenue Bonds
3.985%	01/01/29	780	858,117
			2,095,304
Oregon — 0.0%
Oregon School Boards Association,
General Obligation Limited, Taxable, Series B
5.680%	06/30/28	820	1,001,261

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.2%
Berks County Industrial Development Authority,
Revenue Bonds
5.000%	11/01/47	290	$ 317,672
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	430	527,283
Taxable, Revenue Bonds, Series A
3.807%	06/01/41	1,785	2,092,413
3.864%	06/01/38	215	244,588
DuBois Hospital Authority,
Revenue Bonds
5.000%	07/15/43	220	251,431
Pennsylvania Economic Development Financing Authority,
Revenue Bonds
5.000%	12/31/38	210	229,839
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/46	200	227,386
5.000%	12/01/48	450	529,803
			4,420,415
South Carolina — 0.0%
Lexington County Health Services District, Inc.,
Revenue Bonds
5.000%	11/01/41	180	204,876
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	756	767,710
Spartanburg County School District No 7,
General Obligation Unlimited, Series B
5.000%	03/01/48	100	120,440
			1,093,026
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board,
Revenue Bonds
5.000%	07/01/40	160	176,944
5.000%	07/01/46	400	437,360
Tennessee Housing Development Agency,
Revenue Bonds
3.750%	07/01/38	160	171,790
3.850%	07/01/43	70	74,813
3.950%	01/01/49	60	63,853
			924,760
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	295	407,838
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
3.144%	11/01/45	375	370,549
New Hope Cultural Education Facilities Finance Corp.,
Revenue Bonds
5.000%	08/15/47	240	276,338
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas (cont’d.)
San Antonio Water System,
Revenue Bonds, Series B
5.000%	05/15/39	250	$ 290,775
State of Texas,
General Obligation Unlimited, BABs
5.517%	04/01/39	390	529,398
Texas A&M University,
Taxable, Revenue Bonds
2.836%	05/15/27	470	494,496
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue Bonds
6.250%	12/15/26	145	160,777
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds
5.000%	12/31/55	140	148,176
			2,678,347
Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District,
Revenue Bonds
5.000%	07/01/51	175	194,165
Tobacco Settlement Financing Corp.,
Taxable, Revenue Bonds
6.706%	06/01/46	155	132,252
University of Virginia,
Taxable, Revenue Bonds, Series A, Rfdg.
3.227%	09/01/2119	3,720	3,133,356
Virginia Small Business Financing Authority,
Revenue Bonds
5.000%	12/31/52	400	404,700
			3,864,473
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, Series S1
5.000%	11/01/50	290	335,623
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project,
Taxable, Revenue Bonds
4.584%	01/01/40	160	190,014
Port of Seattle Rev., Intermediate Lien,
Revenue Bonds, Series A
5.000%	05/01/43	150	166,262
State of Washington,
General Obligation Unlimited
5.000%	08/01/40	220	266,457
General Obligation Unlimited, Series 1
5.000%	08/01/40	540	630,320
General Obligation Unlimited, Series D
5.000%	02/01/41	360	431,914
			2,020,590
West Virginia — 0.1%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series A
7.467%	06/01/47	575	554,007

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
West Virginia (cont’d.)
West Virginia Hospital Finance Authority,
Revenue Bonds
5.000%	06/01/20	240	$ 241,262
5.000%	06/01/21	240	248,911
5.000%	06/01/22	260	277,602
5.000%	06/01/23	215	235,797
5.000%	06/01/24	230	258,513
			1,816,092

Total Municipal Bonds (cost $74,542,130)			77,097,573
Residential Mortgage-Backed Securities — 6.6%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
4.402%(cc)	09/25/35	857	730,364
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	335	235,733
Series 2006-17T1, Class A1
6.250%	06/25/36	2,104	1,174,972
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%
1.177%(c)	11/25/36	308	198,020
Series 2007-3T1, Class 1A1
6.000%	04/25/37	72	45,125
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%
1.127%(c)	05/25/47	2,224	1,736,619
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920% (Cap N/A, Floor 0.920%)
2.886%(c)	11/25/46	144	56,559
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.666%(c)	02/25/47	195	84,625
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	09/27/46	1,314	1,252,008
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
3.547%(c)	04/27/47	245	238,223
BCAP LLC Trust,
Series 2011-RR05, Class 12A1, 144A
4.844%(cc)	03/26/37	595	571,548
Bear Stearns ARM Trust,
Series 2004-03, Class 1A1
4.321%(cc)	07/25/34	328	268,414
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.726%(cc)	01/26/36	1,480	1,088,824
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	4,795	3,099,684
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.549%	08/26/58	963	1,000,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	2,122	$ 1,610,036
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.747%(c)	08/27/36	356	302,914
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%
2.297%(c)	11/25/35	259	52,478
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170%
1.117%(c)	08/25/47	255	152,755
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	118	100,143
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.262%(cc)	12/25/42	235	258,799
Fannie Mae REMICS,
Series 2003-25, Class KP
5.000%	04/25/33	425	482,405
Series 2004-96, Class QD
5.500%	12/25/34	2,000	2,336,337
Series 2005-59, Class DQ, 1 Month LIBOR x (2.5) + 17.000%
14.633%(c)	05/25/35	324	369,126
Series 2006-118, Class A1, 1 Month LIBOR + 0.060%
1.687%(c)	12/25/36	220	218,789
Series 2007-73, Class A1, 1 Month LIBOR + 0.060%
1.687%(c)	07/25/37	645	633,934
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000%
28.267%(c)	08/25/36	494	995,258
Series 2010-95, Class FB, 1 Month LIBOR + 0.400%
1.347%(c)	09/25/40	813	807,112
Series 2011-84, Class PZ
5.250%	09/25/41	3,121	3,751,011
Series 2012-03, Class FP, 1 Month LIBOR + 0.400%
1.347%(c)	03/25/39	167	166,348
Series 2012-93, Class PY
2.500%	09/25/42	597	632,077
Series 2013-10, Class BV
3.000%	11/25/31	781	852,576
Series 2015-22, Class DY
3.000%	04/25/45	1,402	1,574,676
Series 2015-66, Class CL
3.500%	07/25/41	944	1,077,942
Series 2016-26, Class KL, 1 Month LIBOR x (4.5) + 18.000%
4.500%(c)	11/25/42	1,739	1,863,324
Series 2016-32, Class GT, 1 Month LIBOR x (4.5) + 18.000%
4.500%(c)	01/25/43	1,599	1,738,904
Series 2017-82, Class FG, 1 Month LIBOR + 0.250%
1.197%(c)	11/25/32	648	633,765
Federal Agricultural Mortgage Corp.,
Series 2017-01, Class A2, 144A
3.728%(cc)	03/25/47	1,932	2,045,109

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
3.366%(c)	07/25/44	858	$ 900,944
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
3.166%(c)	10/25/44	1,324	1,303,069
Freddie Mac REMICS,
Series 3708, Class PL
4.500%	08/15/40	1,454	1,746,045
Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900%
8.491%(c)	01/15/41	1,626	1,845,764
Series 4059, Class DY
3.500%	06/15/42	5,075	5,813,384
Series 4068, Class ME
4.000%	06/15/42	500	604,876
Series 4401, Class BL
3.500%	10/15/34	10,000	11,671,862
Series 4480, Class NB
3.500%	06/15/45	1,000	1,191,431
Series 4493, Class SM, 1 Month LIBOR x (1.5) + 6.000%
4.943%(c)	07/15/45	1,425	1,645,691
Series 4621, Class KB
2.500%	10/15/46	1,441	1,580,101
Series 4910, Class MI
4.000%	08/25/49	6,903	523,372
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500%
12.447%(c)	01/25/25	236	162,545
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%
8.897%(c)	05/25/25	242	193,723
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450%
5.397%(c)	03/25/30	250	134,162
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%
3.397%(c)	12/25/42	183	169,655
Government National Mortgage Assoc.,
Series 2004-02, Class FH, 1 Month LIBOR + 0.300%
1.005%(c)	01/16/34	654	653,397
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550%
2.163%(c)	03/20/60	222	219,886
Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%
2.262%(c)	01/20/62	6,417	6,362,873
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%
2.212%(c)	12/20/61	752	745,251
Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%
2.222%(c)	09/20/62	4,581	4,545,669
Series 2012-H26, Class BA, 1 Month LIBOR + 0.350%
2.012%(c)	10/20/62	209	206,260
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515%
2.177%(c)	10/20/62	839	831,622
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
2.002%(c)	12/20/62	1,106	1,088,018
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400%
2.062%(c)	03/20/63	632	623,587
Series 2013-H14, Class FD, 1 Month LIBOR + 0.470%
2.132%(c)	06/20/63	1,684	1,666,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%
2.162%(c)	07/20/63	1,893	$ 1,876,027
Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%
2.162%(c)	06/20/63	2,885	2,853,366
Series 2014-H05, Class FB, 1 Month LIBOR + 0.600%
2.262%(c)	12/20/63	3,241	3,212,642
Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%
2.162%(c)	06/20/64	2,462	2,416,205
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%
2.162%(c)	07/20/64	818	802,920
Series 2014-H20, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.400%
1.900%(c)	04/20/58	2,382	2,360,884
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%
1.962%(c)	04/20/61	61	60,714
Series 2015-H10, Class JA
2.250%	04/20/65	3,024	3,074,630
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%
1.912%(c)	04/20/65	12	12,214
Series 2016-H01, Class AI
1.669%(cc)	01/20/66	7,020	617,238
Series 2016-H01, Class HZ
4.519%(cc)	10/20/65	1,207	1,393,906
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%
2.062%(c)	08/20/66	328	327,619
Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%
2.032%(c)	06/20/61	—(r )	426
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%
2.062%(c)	09/20/63	250	249,342
Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200%
1.700%(c)	05/20/67	1,288	1,271,855
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%
1.862%(c)	10/20/64	100	99,637
Series 2018-H14, Class FG, 1 Month LIBOR + 0.350%
2.012%(c)	09/20/68	865	864,544
Series 2019-44, Class CI
5.000%	04/20/49	8,856	599,680
Series 2019-H01, Class FL, 1 Month LIBOR + 0.450%
2.112%(c)	12/20/68	514	513,717
Series 2019-H01, Class FT, 1 Month LIBOR + 0.400%
2.062%(c)	10/20/68	16,153	15,972,865
Series 2019-H04, Class DZ
4.334%(cc)	03/20/69	8,897	11,635,441
Series 2019-H05, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.430%
1.930%(c)	04/20/69	30,618	30,366,880
Series 2019-H10, Class FM, 1 Month LIBOR + 0.400%
2.062%(c)	05/20/69	2,137	2,137,006
Series 2019-H18, Class DF, 1 Month LIBOR + 0.400%
2.062%(c)	10/20/69	7,647	7,525,189
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.286%(cc)	10/25/33	324	299,758
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.613%(cc)	09/25/37	470	294,378

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,978	$ 1,472,145
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
2.453%(c)	12/22/69	1,857	1,831,964
LSTAR Securities Investment Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.700%
3.281%(c)	03/01/24	506	498,605
MCM Capital LLC,
Series 2018-NPL02
—%(p)	10/25/28^	2,331	747,025
Series 2018-NPL02, 144A
4.000%	10/25/28	820	719,267
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
3.736%(cc)	05/25/33	796	713,021
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340%
1.921%(c)	04/16/36	1,990	1,606,620
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	349	353,207
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	1,300	1,306,044
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400%
1.347%(c)	09/25/35	38	32,225
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,679	4,195,008
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, 144A
—%(p)	07/25/56	320	31,094
Series 2017-03, Class BIO, 144A
0.914%(cc)	07/25/56	983	106,653
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	220	190,657
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
3.975%(cc)	07/20/37	222	180,182
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	513	518,260
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	459	458,997
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	1,081	1,076,695
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	2,085	2,091,504
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
3.557%(cc)	01/25/35	877	772,312
Series 2006-03, Class 4A
3.864%(cc)	04/25/36	186	129,249
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
4.361%(cc)	10/25/46		1,864	$ 1,641,178
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24		270	221,707
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, 144A
3.545%(cc)	02/25/38		2,302	716,816
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
3.166%(c)	11/25/42		89	75,110
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36		379	318,525

Total Residential Mortgage-Backed Securities (cost $195,491,713)				193,709,562
Sovereign Bonds — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49		325	301,651
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.000%	01/15/27	EUR	100	28,512
5.875%	01/11/28		1,024	279,638
6.875%	01/11/48		649	171,788
7.125%	07/06/36		336	87,441
7.500%	04/22/26		4,765	1,347,532
7.625%	04/22/46		4,595	1,194,773
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,490	1,468,077
5.200%	05/15/49		770	809,390
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	816,100	200,262
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	407	356,860
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	459	387,318
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		798	879,289
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28(v)		878	897,977
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,970	1,984,695
Indonesia Treasury Bond (Indonesia),
Bonds
6.625%	05/15/33	IDR	4,101,000	217,419
Sr. Unsec’d. Notes, Series 079
8.375%	04/15/39	IDR	31,026,000	1,895,123

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 080
7.500%	06/15/35	IDR	22,950,000	$ 1,317,507
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		1,275	1,275,000
3.875%	07/03/50		567	567,000
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	204,300	8,190,134
Bonds, Series M
6.500%	06/10/21	MXN	213,800	9,040,763
Sr. Unsec’d. Notes, Series M
8.500%	05/31/29	MXN	22,453	1,035,345
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27(a)		2,613	2,658,743
4.500%	01/31/50(a)		1,328	1,323,470
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,249,223
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28(a)		1,489	1,608,690
4.500%	04/01/56		3,424	3,717,757
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		1,351	1,522,510
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		2,442	2,553,983
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,440	2,515,913
Russian Federal Bond (Russia),
Bonds, Series 6218
8.500%	09/17/31	RUB	115,654	1,684,685
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		1,000	1,071,551
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		5,155	5,162,531
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30		200	112,071
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26	EUR	355	346,579
7.375%	09/25/32		200	181,433
9.750%	11/01/28		1,200	1,170,246
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		915	989,265
5.100%	06/18/50(a)		292	333,213
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	128,765	2,291,317
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
9.875%	06/20/22	UYU	46,830	$ 1,012,641

Total Sovereign Bonds (cost $83,801,912)				66,439,315
U.S. Government Agency Obligations — 21.3%
Federal Home Loan Mortgage Corp.
2.500%	02/01/30		227	237,013
2.500%	04/01/30		229	239,814
2.500%	05/01/30		426	443,467
2.500%	07/01/30		27	28,630
2.500%	07/01/30		28	28,824
2.500%	07/01/30		101	105,187
2.500%	07/01/30		106	110,968
2.500%	08/01/30		362	377,718
2.500%	08/01/30		459	479,372
2.500%	09/01/30		348	363,190
2.500%	09/01/30		1,068	1,112,368
2.500%	04/01/31		827	861,103
3.000%	09/01/27		245	256,820
3.000%	07/01/28		130	136,397
3.000%	01/01/30		123	129,357
3.000%	01/01/30		160	168,457
3.000%	02/01/30		1,016	1,070,956
3.000%	06/01/30		580	611,881
3.000%	07/01/30		59	61,768
3.000%	07/01/30		513	540,435
3.000%	08/01/30		67	70,245
3.000%	08/01/30		104	109,152
3.000%	12/01/42		1,328	1,404,072
3.000%	11/01/46		556	586,218
3.000%	12/01/46		9	9,149
3.000%	12/01/46		42	44,701
3.000%	12/01/46		109	114,484
3.000%	12/01/46		137	145,274
3.000%	12/01/46		222	235,453
3.000%	12/01/46		554	585,090
3.000%	12/01/46		587	620,076
3.000%	01/01/47		21	22,026
3.000%	01/01/47		85	90,168
3.000%	02/01/47		125	131,544
3.500%	09/01/30		651	690,298
3.500%	02/01/31		112	119,164
3.500%	04/01/31		52	55,245
3.500%	04/01/31		821	875,319
3.500%	04/01/32		2,082	2,218,947
3.500%	10/01/41		632	678,481
3.500%	04/01/42		254	272,806
3.500%	05/01/42		9	9,255
3.500%	05/01/42		17	18,235
3.500%	05/01/42		27	28,684
3.500%	08/01/42		96	103,521
3.500%	08/01/42		235	252,719
3.500%	08/01/42		405	435,109
3.500%	10/01/42		59	63,777
3.500%	11/01/42		490	526,038
3.500%	02/01/43		2,221	2,386,190
3.500%	06/01/43		154	165,305
3.500%	08/01/43		170	182,358

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/44	123	$ 132,426
3.500%	09/01/44	18	19,435
3.500%	11/01/44	3	2,951
3.500%	11/01/44	8	8,056
3.500%	01/01/45	30	32,067
3.500%	01/01/45	47	50,305
3.500%	01/01/45	20,050	21,541,687
3.500%	05/01/45	14	15,279
3.500%	05/01/45	102	109,362
3.500%	06/01/45	100	107,261
3.500%	07/01/45	3	2,963
3.500%	09/01/45	78	84,013
3.500%	10/01/45	11	11,670
3.500%	11/01/45	288	308,052
3.500%	01/01/46	469	500,953
3.500%	02/01/46	33	35,559
3.500%	03/01/46	330	352,773
3.500%	05/01/46	401	428,665
3.500%	03/01/47	984	1,059,487
3.500%	07/01/47	168	180,646
3.500%	10/01/47	610	658,860
3.500%	11/01/47	360	386,011
3.500%	12/01/47	810	874,906
3.500%	01/01/48	93	100,754
3.500%	01/01/48	189	203,269
3.500%	07/01/49	283	303,727
4.000%	08/01/40	129	139,099
4.000%	09/01/40	251	272,059
4.000%	09/01/40	815	880,791
4.000%	04/01/41	8	8,660
4.000%	12/01/42	153	165,480
4.000%	04/01/44	317	345,893
4.000%	07/01/44	143	154,532
4.000%	02/01/45	30	32,730
4.000%	02/01/45	63	68,806
4.000%	09/01/45	484	527,389
4.000%	12/01/45	105	115,639
4.000%	12/01/45	115	124,573
4.000%	07/01/46	482	522,976
4.000%	08/01/46	247	266,840
4.000%	09/01/46	38	41,133
4.000%	10/01/46	81	87,784
4.000%	11/01/48	4,042	4,309,879
4.500%	08/01/39	351	384,348
4.500%	12/01/39	104	113,495
4.500%	07/01/40	32	35,014
4.500%	05/01/41	296	323,603
4.500%	05/01/41	340	371,891
4.500%	05/01/42	548	600,054
4.500%	11/01/43	590	643,658
4.500%	12/01/43	736	806,757
4.500%	08/01/44	148	162,448
4.500%	04/01/47	1,599	1,761,831
4.500%	05/01/47	612	670,664
4.500%	07/01/47	771	840,890
4.500%	07/01/47	2,224	2,437,640
4.500%	08/01/47	372	405,398
4.500%	10/01/47	367	398,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	12/01/47	247	$ 268,866
4.500%	02/01/48	194	210,416
4.500%	07/01/48	2,041	2,236,281
4.500%	08/01/48	1,988	2,177,991
4.500%	08/01/48	3,337	3,655,236
4.500%	09/01/48	2,565	2,762,178
4.500%	04/01/49	1,349	1,457,131
5.000%	11/01/41	1,965	2,164,481
5.000%	10/01/48	490	529,075
5.500%	02/01/35	45	50,333
5.500%	06/01/36	13	14,419
5.500%	10/01/36	9	9,824
5.500%	10/01/36	18	20,328
5.500%	12/01/36	7	8,475
5.500%	12/01/36	9	10,683
5.500%	12/01/36	22	24,912
5.500%	03/01/37	7	7,390
5.500%	04/01/37	10	11,387
5.500%	01/01/38	1	1,585
5.500%	01/01/38	9	9,997
5.500%	02/01/38	1	1,600
5.500%	02/01/38	1,324	1,494,498
5.500%	04/01/38	975	1,104,566
5.500%	05/01/38	273	308,625
5.500%	06/01/38	251	279,780
5.500%	07/01/38	374	424,340
5.500%	08/01/38	217	246,224
5.500%	08/01/38	375	425,511
5.500%	01/01/39	463	524,096
6.000%	01/01/27	136	150,228
6.000%	12/01/28	2	1,881
6.000%	01/01/32	1	923
6.000%	11/01/32	2	2,138
6.000%	03/01/33	6	7,138
6.000%	11/01/33	6	6,467
6.000%	02/01/34	175	201,846
6.000%	12/01/34	6	6,320
6.000%	01/01/36	25	28,943
6.000%	03/01/36	1	1,506
6.000%	04/01/36	27	30,793
6.000%	08/01/36	14	16,210
6.000%	11/01/36	16	18,483
6.000%	12/01/36	741	850,404
6.000%	03/01/37	1	716
6.000%	04/01/37	1	824
6.000%	05/01/37	9	10,813
6.000%	07/01/37	2	1,891
6.000%	08/01/37	19	21,393
6.000%	09/01/37	1	1,500
6.000%	09/01/37	7	7,747
6.000%	10/01/37	1	763
6.000%	10/01/37	5	5,956
6.000%	10/01/37	11	12,951
6.000%	10/01/37	24	27,352
6.000%	11/01/37	244	280,209
6.000%	11/01/37	1,837	2,116,033
6.000%	12/01/37	2	2,309
6.000%	01/01/38	3	3,297

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/01/38	14	$ 15,730
6.000%	01/01/38	14	15,869
6.000%	01/01/38	14	16,044
6.000%	01/01/38	15	17,138
6.000%	01/01/38	29	33,066
6.000%	04/01/38	6	6,649
6.000%	04/01/38	26	29,539
6.000%	06/01/38	1	897
6.000%	07/01/38	38	43,939
6.000%	08/01/38	2	2,177
6.000%	08/01/38	3	2,843
6.000%	08/01/38	5	5,768
6.000%	08/01/38	260	298,168
6.000%	09/01/38	1	663
6.000%	09/01/38	13	14,875
6.000%	10/01/38	9	9,805
6.000%	11/01/38	3	3,365
6.000%	01/01/39	749	859,568
6.000%	08/01/39	5	5,020
6.000%	09/01/39	—(r )	187
6.000%	10/01/39	17	18,557
6.000%	03/01/40	10	11,356
6.000%	04/01/40	289	320,467
6.000%	05/01/40	2	1,731
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801%
3.801%(c)	11/01/35	67	67,757
Federal National Mortgage Assoc.
2.000%	10/01/31	117	120,993
2.000%	11/01/31	36	36,894
2.000%	11/01/31	188	193,188
2.000%	11/01/31	559	575,460
2.000%	11/01/31	689	710,136
2.000%	12/01/31	157	161,583
2.000%	03/01/32	933	960,870
2.500%	09/01/27	33	34,549
2.500%	09/01/27	46	47,481
2.500%	02/01/28	13	13,798
2.500%	04/01/28	26	27,415
2.500%	08/01/28	67	70,135
2.500%	02/01/30	7	7,176
2.500%	02/01/30	8	8,766
2.500%	02/01/30	26	27,504
2.500%	03/01/30	65	68,210
2.500%	04/01/30	121	126,459
2.500%	05/01/30	256	266,792
2.500%	07/01/30	35	36,764
2.500%	07/01/30	118	123,278
2.500%	07/01/30	204	212,569
2.500%	08/01/30	80	83,573
2.500%	08/01/30	203	211,958
2.500%	08/01/30	276	287,921
2.500%	08/01/30	514	535,108
2.500%	09/01/30	245	255,258
2.500%	09/01/30	315	328,786
2.500%	11/01/30	20	21,098
2.500%	11/01/30	290	301,614
2.500%	11/01/30	293	305,558
2.500%	11/01/30	311	323,488
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/30	312	$ 326,145
2.500%	03/01/31	47	48,744
2.500%	06/01/31	390	407,348
2.500%	07/01/31	189	196,978
2.500%	08/01/31	32	32,895
2.500%	10/01/31	318	331,114
2.500%	10/01/31	470	490,366
2.500%	10/01/31	676	706,298
2.500%	10/01/31	824	859,189
2.500%	11/01/31	27	28,422
2.500%	11/01/31	30	31,005
2.500%	11/01/31	70	73,089
2.500%	11/01/31	140	146,187
2.500%	11/01/31	267	278,448
2.500%	11/01/31	453	473,158
2.500%	11/01/31	629	655,867
2.500%	02/01/32	51	53,454
2.500%	03/01/32	166	173,359
2.500%	03/01/32	419	436,044
2.500%	03/01/32	457	475,495
2.500%	08/01/32	1,257	1,309,216
2.500%	02/01/33	2,274	2,365,168
2.500%	01/01/57	2,047	2,136,844
2.500%	08/01/58	4,428	4,623,610
2.880%	12/01/27	560	616,097
2.900%	12/01/27	1,505	1,657,974
2.950%	11/01/27	1,170	1,292,412
3.000%	04/01/28	85	89,046
3.000%	05/01/28	88	92,891
3.000%	10/01/28	15	15,391
3.000%	10/01/28	133	139,367
3.000%	11/01/28	16	16,361
3.000%	10/01/29	236	249,131
3.000%	03/01/30	397	419,220
3.000%	04/01/30	327	344,210
3.000%	04/01/30	4,469	4,708,912
3.000%	05/01/30	192	202,550
3.000%	05/01/30	310	326,585
3.000%	07/01/30	46	47,863
3.000%	07/01/30	74	78,041
3.000%	07/01/30	258	272,157
3.000%	08/01/30	39	40,816
3.000%	08/01/30	68	71,318
3.000%	08/01/30	68	71,890
3.000%	08/01/30	339	357,562
3.000%	08/01/30	392	412,358
3.000%	08/01/30	449	472,883
3.000%	08/01/30	501	527,750
3.000%	08/01/30	905	954,926
3.000%	08/01/30	1,749	1,849,073
3.000%	09/01/30	41	43,116
3.000%	09/01/30	141	148,320
3.000%	09/01/30	280	294,771
3.000%	09/01/31	240	252,892
3.000%	02/01/32	266	280,171
3.000%	10/01/36	54	57,441
3.000%	11/01/36	162	172,303
3.000%	11/01/36	404	430,610

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/01/36	364	$ 385,260
3.000%	12/01/36	467	498,986
3.000%	11/01/39	628	662,785
3.000%	10/01/42	1,249	1,322,407
3.000%	12/01/42	1,134	1,201,350
3.000%	01/01/43	1,471	1,558,307
3.000%	02/01/43	221	234,078
3.000%	03/01/43	219	232,219
3.000%	06/01/43	8,669	9,181,705
3.000%	07/01/43	622	657,122
3.000%	08/01/43	25	26,627
3.000%	08/01/43	506	535,036
3.000%	11/01/44	6,584	6,989,926
3.000%	02/01/45	472	499,379
3.000%	03/01/45	236	250,379
3.000%	03/01/45	1,036	1,099,310
3.000%	04/01/45	169	178,131
3.000%	04/01/45	221	234,180
3.000%	04/01/45	260	274,038
3.000%	05/01/45	225	238,674
3.000%	05/01/45	316	334,629
3.000%	05/01/45	3,453	3,651,281
3.000%	07/01/45	192	202,917
3.000%	07/01/45	1,938	2,050,585
3.000%	07/01/45	11,736	12,429,841
3.000%	05/01/46	368	388,171
3.000%	06/01/46	96	101,122
3.000%	06/01/46	101	106,737
3.000%	06/01/46	437	463,528
3.000%	06/01/46	776	821,656
3.000%	08/01/46	101	107,582
3.000%	09/01/46	556	590,787
3.000%	09/01/46	1,027	1,087,931
3.000%	10/01/46	473	499,118
3.000%	11/01/46	100	105,762
3.000%	11/01/46	278	294,557
3.000%	11/01/46	1,699	1,794,648
3.000%	01/01/47	200	211,900
3.000%	01/01/47	282	297,240
3.000%	01/01/47	367	387,464
3.000%	01/01/47	652	688,285
3.000%	02/01/47	100	106,209
3.000%	02/01/47	386	406,879
3.000%	02/01/47	387	408,982
3.000%	03/01/47	625	658,797
3.000%	03/01/47	769	810,509
3.000%	03/01/47	782	825,624
3.000%	11/01/47	142	149,871
3.000%	04/01/48	544	563,945
3.015%	07/01/28	368	408,783
3.340%	03/01/29	1,144	1,300,946
3.500%	TBA	47,078	49,801,155
3.500%	11/01/27	50	52,891
3.500%	11/01/28	401	425,353
3.500%	12/01/28	191	201,860
3.500%	12/01/28	218	231,350
3.500%	12/01/28	1,366	1,443,994
3.500%	12/01/28	2,153	2,286,047
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	02/01/29	572	$ 603,269
3.500%	02/01/29	1,191	1,262,770
3.500%	03/01/29	440	465,007
3.500%	07/01/29	628	664,527
3.500%	08/01/30	61	65,026
3.500%	08/01/30	279	296,480
3.500%	01/01/42	122	131,255
3.500%	04/01/42	51	54,673
3.500%	04/01/42	145	155,750
3.500%	05/01/42	22	23,280
3.500%	06/01/42	25	27,344
3.500%	06/01/42	39	41,934
3.500%	07/01/42	56	60,165
3.500%	08/01/42	90	96,697
3.500%	10/01/42	420	451,243
3.500%	12/01/42	104	112,022
3.500%	12/01/42	421	451,583
3.500%	03/01/43	16	17,681
3.500%	03/01/43	19	20,935
3.500%	03/01/43	33	35,908
3.500%	03/01/43	42	44,719
3.500%	03/01/43	605	650,274
3.500%	04/01/43	24	25,330
3.500%	05/01/43	35	37,756
3.500%	05/01/43	91	97,819
3.500%	06/01/43	109	116,572
3.500%	07/01/43	62	66,460
3.500%	07/01/43	148	157,557
3.500%	07/01/43	407	436,662
3.500%	07/01/43	578	622,627
3.500%	11/01/43	1,054	1,131,297
3.500%	02/01/45	462	496,119
3.500%	07/01/45	402	433,710
3.500%	07/01/45	1,109	1,185,239
3.500%	10/01/45	219	234,368
3.500%	11/01/45	90	97,552
3.500%	11/01/45	1,464	1,575,330
3.500%	12/01/45	382	412,109
3.500%	03/01/46	485	517,883
3.500%	03/01/46	946	1,006,767
3.500%	04/01/46	167	177,907
3.500%	04/01/46	204	219,190
3.500%	05/01/46	307	328,383
3.500%	06/01/46	61	66,237
3.500%	06/01/46	1,341	1,432,362
3.500%	07/01/46	293	310,993
3.500%	08/01/46	728	777,216
3.500%	09/01/46	22	23,025
3.500%	09/01/46	683	732,459
3.500%	11/01/46	35	37,671
3.500%	11/01/46	42	45,370
3.500%	11/01/46	101	107,790
3.500%	11/01/46	533	573,345
3.500%	11/01/46	680	734,869
3.500%	12/01/46	112	120,277
3.500%	12/01/46	1,338	1,437,397
3.500%	01/01/47	117	125,493
3.500%	01/01/47	238	255,613

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/47	283	$ 306,166
3.500%	01/01/47	776	838,626
3.500%	01/01/47	2,005	2,165,256
3.500%	02/01/47	134	143,828
3.500%	03/01/47	107	114,257
3.500%	05/01/47	195	210,854
3.500%	05/01/47	763	817,994
3.500%	06/01/47	586	629,036
3.500%	07/01/47	246	262,599
3.500%	07/01/47	402	431,457
3.500%	09/01/47	94	100,901
3.500%	09/01/47	246	265,200
3.500%	11/01/47	102	109,763
3.500%	11/01/47	622	671,359
3.500%	11/01/47	898	953,423
3.500%	12/01/47	49	53,226
3.500%	12/01/47	677	730,634
3.500%	12/01/47	775	837,097
3.500%	12/01/47	3,358	3,602,363
3.500%	01/01/48	49	52,655
3.500%	01/01/48	80	86,217
3.500%	01/01/48	129	139,291
3.500%	01/01/48	259	278,374
3.500%	01/01/48	1,236	1,327,220
3.500%	01/01/48	1,395	1,505,982
3.550%	02/01/30	1,800	2,063,783
4.000%	TBA	16,134	17,226,480
4.000%	05/01/29	3	3,733
4.000%	10/01/30	13	14,472
4.000%	10/01/31	396	431,937
4.000%	10/01/33	548	580,311
4.000%	10/01/33	653	692,532
4.000%	10/01/33	659	699,354
4.000%	10/01/33	746	792,251
4.000%	11/01/33	4,584	4,878,168
4.000%	01/01/36	445	481,583
4.000%	05/01/39	18	19,195
4.000%	07/01/39	536	580,362
4.000%	07/01/40	505	546,437
4.000%	08/01/40	13	13,534
4.000%	08/01/40	901	975,294
4.000%	10/01/40	41	43,928
4.000%	11/01/40	165	178,544
4.000%	12/01/40	109	118,376
4.000%	12/01/40	734	794,106
4.000%	01/01/41	196	214,713
4.000%	04/01/41	68	73,255
4.000%	09/01/41	179	193,985
4.000%	09/01/41	1,135	1,228,810
4.000%	09/01/41	1,983	2,145,587
4.000%	10/01/41	126	136,412
4.000%	12/01/41	142	156,685
4.000%	12/01/41	437	481,813
4.000%	02/01/42	411	444,481
4.000%	04/01/42	111	119,738
4.000%	05/01/42	271	293,517
4.000%	05/01/42	770	833,634
4.000%	06/01/42	242	262,380
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/42	153	$ 164,795
4.000%	08/01/42	126	136,793
4.000%	09/01/42	87	94,330
4.000%	09/01/42	232	251,036
4.000%	12/01/42	304	328,789
4.000%	12/01/42	649	715,254
4.000%	01/01/43	414	448,299
4.000%	03/01/43	149	162,014
4.000%	10/01/43	293	317,508
4.000%	10/01/43	1,340	1,449,292
4.000%	01/01/44	787	863,024
4.000%	02/01/44	4,788	5,288,321
4.000%	03/01/44	163	177,724
4.000%	07/01/44	88	95,846
4.000%	08/01/44	599	661,558
4.000%	12/01/44	29	31,810
4.000%	12/01/44	31	33,779
4.000%	12/01/44	542	595,025
4.000%	12/01/44	543	595,574
4.000%	02/01/45	57	62,925
4.000%	02/01/45	245	267,169
4.000%	02/01/45	473	516,714
4.000%	03/01/45	46	49,744
4.000%	03/01/45	52	57,459
4.000%	03/01/45	271	292,787
4.000%	05/01/45	85	91,690
4.000%	05/01/45	470	519,223
4.000%	08/01/45	269	290,713
4.000%	10/01/45	105	114,552
4.000%	10/01/45	107	117,622
4.000%	10/01/45	111	121,304
4.000%	10/01/45	117	128,449
4.000%	10/01/45	124	135,483
4.000%	10/01/45	263	290,868
4.000%	10/01/45	363	398,220
4.000%	11/01/45	379	417,328
4.000%	11/01/45	540	586,519
4.000%	12/01/45	161	174,903
4.000%	12/01/45	311	341,945
4.000%	12/01/45	332	360,472
4.000%	12/01/45	1,022	1,103,688
4.000%	01/01/46	159	171,490
4.000%	01/01/46	393	428,358
4.000%	02/01/46	139	149,194
4.000%	02/01/46	172	184,225
4.000%	06/01/46	138	151,186
4.000%	06/01/46	1,747	1,890,618
4.000%	11/01/46	205	226,831
4.000%	11/01/46	326	356,112
4.000%	11/01/46	968	1,054,216
4.000%	01/01/47	299	330,356
4.000%	05/01/47	572	619,245
4.000%	06/01/47	845	922,699
4.000%	07/01/47	248	266,557
4.000%	07/01/47	451	481,569
4.000%	07/01/47	928	1,006,511
4.000%	08/01/47	859	930,150
4.000%	08/01/47	1,042	1,131,013

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	221	$ 237,963
4.000%	12/01/47	262	280,902
4.000%	04/01/48	125	137,975
4.000%	04/01/48	131	143,838
4.000%	05/01/48	818	874,660
4.000%	06/01/48	263	281,032
4.000%	08/01/48	119	129,180
4.000%	08/01/48	199	213,695
4.000%	08/01/48	272	297,355
4.000%	08/01/48	495	538,735
4.000%	03/01/50	4,264	4,591,948
4.500%	TBA	3,100	3,241,680
4.500%	TBA	24,137	25,977,446
4.500%	05/01/22	1	630
4.500%	07/01/22	—(r )	147
4.500%	04/01/24	21	22,194
4.500%	08/01/24	2	1,917
4.500%	09/01/24	1	795
4.500%	09/01/24	2	1,591
4.500%	12/01/24	11	11,761
4.500%	02/01/25	4	4,093
4.500%	03/01/25	1	1,115
4.500%	03/01/25	12	12,889
4.500%	04/01/25	1	1,273
4.500%	04/01/25	2	2,067
4.500%	04/01/25	4	4,640
4.500%	04/01/25	9	9,316
4.500%	04/01/25	21	22,294
4.500%	05/01/25	2	1,940
4.500%	05/01/25	4	3,865
4.500%	07/01/25	22	23,541
4.500%	09/01/25	1	620
4.500%	09/01/25	3	2,853
4.500%	11/01/35	13	13,613
4.500%	05/01/37	3	3,761
4.500%	04/01/39	5	6,000
4.500%	04/01/39	9	9,652
4.500%	06/01/39	25	28,137
4.500%	08/01/39	63	68,658
4.500%	06/01/40	71	78,306
4.500%	07/01/40	172	188,891
4.500%	08/01/40	33	36,320
4.500%	11/01/40	312	337,758
4.500%	01/01/41	57	62,964
4.500%	03/01/41	20	21,733
4.500%	04/01/41	4	4,721
4.500%	05/01/41	6	6,128
4.500%	05/01/41	6	7,054
4.500%	07/01/41	32	35,053
4.500%	07/01/41	93	102,391
4.500%	08/01/41	201	220,232
4.500%	09/01/41	47	51,072
4.500%	10/01/41	21	23,469
4.500%	10/01/41	46	50,403
4.500%	01/01/42	11	11,777
4.500%	06/01/42	14	14,887
4.500%	09/01/42	572	626,372
4.500%	11/01/42	83	90,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/43	600	$ 657,079
4.500%	11/01/43	1,651	1,841,326
4.500%	03/01/44	829	905,759
4.500%	05/01/44	300	328,637
4.500%	01/01/45	633	691,184
4.500%	05/01/45	646	704,912
4.500%	07/01/45	933	1,022,619
4.500%	09/01/45	202	223,821
4.500%	11/01/45	31	34,115
4.500%	11/01/45	142	156,804
4.500%	11/01/45	1,213	1,329,559
4.500%	12/01/45	449	490,198
4.500%	07/01/46	2,291	2,554,851
4.500%	08/01/46	427	467,576
4.500%	01/01/47	121	131,878
4.500%	09/01/47	39	41,975
4.500%	10/01/47	31	34,248
4.500%	10/01/47	69	74,949
4.500%	10/01/47	200	219,027
4.500%	11/01/47	24	26,450
4.500%	11/01/47	132	142,331
4.500%	11/01/47	857	934,867
4.500%	11/01/47	1,513	1,644,119
4.500%	12/01/47	31	33,723
4.500%	12/01/47	176	191,780
4.500%	01/01/48	2,115	2,306,943
4.500%	02/01/48	58	63,039
4.500%	03/01/48	51	54,976
4.500%	03/01/48	53	57,131
4.500%	04/01/48	360	400,829
4.500%	05/01/48	56	60,764
4.500%	05/01/48	2,188	2,395,679
4.500%	05/01/48	7,109	7,784,907
4.500%	07/01/48	29	31,601
4.500%	07/01/48	40	43,599
4.500%	07/01/48	210	233,582
4.500%	08/01/48	1,572	1,721,731
4.500%	09/01/48	1,358	1,479,792
4.500%	11/01/48	1,384	1,508,689
4.500%	02/01/49	8,223	9,165,494
4.500%	05/01/49	6,834	7,617,046
5.000%	02/01/35	2,040	2,262,427
5.000%	08/01/35	4	3,903
5.000%	09/01/35	13	14,452
5.000%	09/01/35	95	104,808
5.000%	10/01/35	4	4,127
5.000%	03/01/36	4	4,153
5.000%	12/01/36	6	6,196
5.000%	06/01/37	8	8,704
5.000%	01/01/38	9	9,768
5.000%	12/01/39	6	6,665
5.000%	01/01/40	5	5,529
5.000%	05/01/40	6	7,189
5.000%	05/01/40	37	39,781
5.000%	01/01/41	10	11,228
5.000%	04/01/41	6	6,337
5.000%	05/01/41	6	6,230
5.000%	07/01/41	2,459	2,725,780

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/01/42	8	$ 8,937
5.000%	12/01/43	3,873	4,292,049
5.500%	TBA	965	1,056,675
5.500%	06/01/21	1	563
5.500%	06/01/21	3	2,546
5.500%	09/01/21	2	2,220
5.500%	01/01/22	3	3,132
5.500%	03/01/22	3	3,083
5.500%	04/01/22	10	9,962
5.500%	11/01/22	—(r )	247
5.500%	12/01/22	—(r )	221
5.500%	12/01/22	—(r )	282
5.500%	04/01/24	4	4,516
5.500%	06/01/24	9	9,518
5.500%	09/01/27	—(r )	458
5.500%	07/01/28	10	10,787
5.500%	04/01/30	30	33,058
5.500%	12/01/30	1	554
5.500%	11/01/32	1	851
5.500%	12/01/32	5	5,633
5.500%	01/01/33	29	31,463
5.500%	01/01/33	41	44,520
5.500%	04/01/33	—(r )	354
5.500%	04/01/33	24	26,871
5.500%	06/01/33	1	1,111
5.500%	07/01/33	14	16,226
5.500%	09/01/33	4	3,872
5.500%	09/01/33	10	10,992
5.500%	10/01/33	22	24,416
5.500%	11/01/33	2	2,245
5.500%	11/01/33	3	2,840
5.500%	11/01/33	4	4,105
5.500%	11/01/33	12	13,041
5.500%	11/01/33	13	14,351
5.500%	11/01/33	14	15,258
5.500%	12/01/33	2	2,061
5.500%	12/01/33	15	16,675
5.500%	01/01/34	1	988
5.500%	01/01/34	7	7,785
5.500%	02/01/34	2	2,145
5.500%	02/01/34	3	3,732
5.500%	02/01/34	20	22,624
5.500%	03/01/34	3	3,002
5.500%	03/01/34	19	21,328
5.500%	04/01/34	2	2,282
5.500%	07/01/34	—(r )	510
5.500%	07/01/34	20	21,911
5.500%	09/01/34	11	12,852
5.500%	11/01/34	3	3,846
5.500%	12/01/34	1	1,312
5.500%	12/01/34	2	2,631
5.500%	12/01/34	3	3,739
5.500%	12/01/34	10	11,378
5.500%	02/01/35	1	1,153
5.500%	02/01/35	7	7,534
5.500%	02/01/35	22	24,942
5.500%	03/01/35	9	9,686
5.500%	03/01/35	25	27,458
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/01/35	26	$ 29,959
5.500%	03/01/35	28	31,113
5.500%	04/01/35	2	2,702
5.500%	04/01/35	19	21,865
5.500%	05/01/35	2	2,478
5.500%	05/01/35	8	9,651
5.500%	06/01/35	4	4,034
5.500%	07/01/35	6	7,281
5.500%	09/01/35	6	6,096
5.500%	09/01/35	20	23,080
5.500%	10/01/35	4	4,360
5.500%	10/01/35	7	7,488
5.500%	10/01/35	7	8,000
5.500%	10/01/35	11	12,312
5.500%	10/01/35	20	22,124
5.500%	10/01/35	20	22,408
5.500%	11/01/35	1	721
5.500%	11/01/35	1	729
5.500%	11/01/35	18	19,899
5.500%	12/01/35	1	592
5.500%	12/01/35	1	721
5.500%	12/01/35	1	1,201
5.500%	12/01/35	2	2,130
5.500%	12/01/35	2	2,468
5.500%	12/01/35	15	16,882
5.500%	12/01/35	19	20,521
5.500%	12/01/35	37	42,452
5.500%	01/01/36	4	4,041
5.500%	02/01/36	1	1,247
5.500%	03/01/36	2	2,647
5.500%	03/01/36	7	8,004
5.500%	03/01/36	22	24,534
5.500%	05/01/36	—(r )	268
5.500%	07/01/36	2	1,685
5.500%	07/01/36	6	6,756
5.500%	08/01/36	3	3,398
5.500%	11/01/36	5	5,825
5.500%	01/01/37	22	24,347
5.500%	02/01/37	18	20,220
5.500%	04/01/37	21	23,079
5.500%	06/01/37	6	6,917
5.500%	06/01/37	7	8,405
5.500%	08/01/37	1	1,517
5.500%	08/01/37	2	2,361
5.500%	08/01/37	10	11,713
5.500%	08/01/37	18	20,511
5.500%	03/01/38	26	28,866
5.500%	12/01/38	8	9,041
5.500%	01/01/39	89	100,349
5.500%	09/01/39	11	12,035
5.500%	12/01/39	115	129,130
5.500%	06/01/40	23	25,432
6.000%	09/01/21	6	6,329
6.000%	11/01/28	1	1,340
6.000%	02/01/29	1	991
6.000%	03/01/32	1	1,097
6.000%	05/01/33	—(r )	483
6.000%	01/01/34	21	23,848

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/35	5	$ 5,348
6.000%	12/01/35	3	2,952
6.000%	03/01/36	—(r )	511
6.000%	04/01/36	8	8,815
6.000%	06/01/36	—(r )	270
6.000%	06/01/36	—(r )	491
6.000%	07/01/36	—(r )	361
6.000%	07/01/36	5	6,193
6.000%	08/01/36	—(r )	193
6.000%	08/01/36	—(r )	442
6.000%	08/01/36	4	3,956
6.000%	08/01/36	6	6,833
6.000%	08/01/36	20	23,104
6.000%	09/01/36	—(r )	399
6.000%	09/01/36	—(r )	403
6.000%	09/01/36	1	673
6.000%	09/01/36	2	1,996
6.000%	09/01/36	2	2,167
6.000%	09/01/36	6	7,103
6.000%	09/01/36	22	24,283
6.000%	10/01/36	2	1,965
6.000%	10/01/36	12	12,947
6.000%	10/01/36	13	14,732
6.000%	11/01/36	—(r )	480
6.000%	11/01/36	1	1,113
6.000%	11/01/36	2	2,137
6.000%	11/01/36	2	2,808
6.000%	11/01/36	6	6,615
6.000%	11/01/36	14	16,269
6.000%	11/01/36	18	20,495
6.000%	12/01/36	—(r )	114
6.000%	12/01/36	—(r )	296
6.000%	12/01/36	—(r )	307
6.000%	12/01/36	1	1,164
6.000%	12/01/36	6	6,113
6.000%	12/01/36	11	12,017
6.000%	12/01/36	12	13,513
6.000%	12/01/36	15	16,183
6.000%	01/01/37	1	891
6.000%	01/01/37	1	1,122
6.000%	01/01/37	9	10,495
6.000%	01/01/37	17	19,712
6.000%	01/01/37	19	21,004
6.000%	01/01/37	2,140	2,457,871
6.000%	02/01/37	16	18,059
6.000%	02/01/37	319	366,860
6.000%	03/01/37	—(r )	427
6.000%	03/01/37	18	20,254
6.000%	03/01/37	24	27,306
6.000%	03/01/37	81	89,237
6.000%	05/01/37	3	2,951
6.000%	05/01/37	5	5,018
6.000%	05/01/37	13	14,443
6.000%	05/01/37	17	19,446
6.000%	05/01/37	32	35,549
6.000%	06/01/37	7	7,984
6.000%	07/01/37	—(r )	486
6.000%	08/01/37	1	1,390
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/37	9	$ 10,147
6.000%	08/01/37	13	14,742
6.000%	08/01/37	19	21,453
6.000%	10/01/37	1	734
6.000%	10/01/38	1	1,059
6.500%	10/01/36	952	1,126,666
Government National Mortgage Assoc.
2.500%	TBA	2,856	2,984,966
2.500%	11/20/49	352	362,385
2.500%	12/20/49	418	429,832
2.500%	12/20/49	527	542,243
3.000%	TBA	7,030	7,436,117
3.000%	12/20/44	68	72,540
3.000%	02/15/45	588	622,320
3.000%	03/20/45	1,958	2,102,202
3.000%	04/20/45	8,048	8,643,585
3.000%	06/20/45	3,619	3,887,198
3.000%	08/20/45	69	74,337
3.000%	10/20/45	482	517,721
3.000%	04/20/46	8,299	8,876,198
3.000%	05/20/46	59	63,349
3.000%	06/20/46	1,337	1,434,044
3.000%	07/20/46	2,716	2,911,772
3.000%	08/20/46	467	500,624
3.000%	09/20/46	5,180	5,550,237
3.000%	10/20/46	171	183,047
3.000%	11/20/46	138	147,313
3.000%	12/20/46	454	484,877
3.500%	TBA	19,274	20,306,849
3.500%	01/15/42	263	283,963
3.500%	04/15/43	436	466,690
3.500%	04/20/43	707	755,711
3.500%	05/20/43	428	457,049
3.500%	02/20/44	2,878	3,063,560
3.500%	03/20/45	91	96,236
3.500%	04/20/45	141	149,821
3.500%	05/20/45	311	331,005
3.500%	07/20/45	101	107,659
3.500%	08/20/45	133	141,830
3.500%	10/20/45	260	277,421
3.500%	11/20/45	93	99,270
3.500%	12/20/45	1,392	1,479,097
3.500%	01/20/46	289	307,313
3.500%	05/20/46	618	656,576
3.500%	07/20/46	1,321	1,411,020
3.500%	09/20/46	254	271,356
3.500%	10/20/46	138	149,111
3.500%	10/20/46	151	162,974
3.500%	10/20/46	169	182,176
3.500%	10/20/46	287	306,485
3.500%	10/20/46	367	394,469
3.500%	11/20/47	10,028	10,650,641
3.500%	03/20/48	147	155,907
3.500%	04/20/48	59	62,230
3.932%(cc)	04/20/62	84	84,511
4.000%	TBA	12,993	13,803,768
4.000%	04/20/39	23	25,428
4.000%	07/20/39	380	414,335

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/20/40	411	$ 448,503
4.000%	12/20/40	2,452	2,673,525
4.000%	01/20/41	69	75,449
4.000%	03/15/41	300	324,988
4.000%	10/20/46	74	79,639
4.000%	06/20/47	1,453	1,563,374
4.000%	11/20/47	1,660	1,782,315
4.000%	12/20/47	820	873,869
4.280%(cc)	12/20/64	217	218,545
4.284%(cc)	06/20/62	82	83,114
4.287%(cc)	05/20/63	620	623,353
4.360%(cc)	04/20/62	98	101,129
4.391%(cc)	09/20/62	99	101,346
4.397%(cc)	01/20/63	35	34,762
4.473%(cc)	05/20/63	558	560,400
4.500%	TBA	10,000	10,871,875
4.500%	12/20/39	30	33,434
4.500%	01/20/40	38	41,575
4.500%	02/20/40	30	32,837
4.500%	05/20/40	258	284,689
4.500%	07/20/40	13	13,946
4.500%	09/20/40	14	15,681
4.500%	10/20/40	22	23,903
4.500%	07/20/41	141	151,368
4.500%	02/20/42	583	643,045
4.500%	03/15/47	156	173,611
4.500%	04/15/47	170	189,154
4.500%	04/15/47	242	270,687
4.500%	05/15/47	134	150,359
4.500%	09/20/48	789	852,173
4.500%	03/20/49	2,841	3,021,452
4.500%	04/20/49	59	62,713
4.500%	05/20/49	464	492,021
4.502%(cc)	10/20/64	743	764,866
4.571%(cc)	12/20/64	4,519	4,751,242
4.575%(cc)	02/20/64	2,510	2,602,465
4.662%(cc)	08/20/64	3,027	3,180,155
4.687%(cc)	05/20/65	971	1,027,538
5.000%	04/15/38	78	85,716
5.000%	08/15/38	150	167,497
5.000%	10/15/38	11	11,855
5.000%	10/15/38	537	598,870
5.000%	12/15/38	220	245,540
5.000%	01/15/39	74	82,008
5.000%	02/15/39	139	154,353
5.000%	02/15/39	140	156,298
5.000%	02/15/39	162	180,912
5.000%	02/15/39	600	668,865
5.000%	03/15/39	813	905,758
5.000%	04/15/39	173	191,799
5.000%	04/15/39	196	218,381
5.000%	05/15/39	147	163,100
5.000%	05/15/39	596	663,829
5.000%	11/15/39	338	376,063
5.000%	09/15/40	714	794,912
6.000%	05/15/37	7	7,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.714%
2.243%(c)	05/20/66	644	$ 648,472
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	6,865	10,963,574
4.625%	09/15/60	1,540	2,563,445
4.875%	01/15/48	1,315	2,025,811
5.250%	09/15/39	970	1,463,219

Total U.S. Government Agency Obligations (cost $595,109,664)			623,560,284
U.S. Treasury Obligations — 17.3%
U.S. Treasury Bonds
2.000%	02/15/50	750	871,055
2.250%	08/15/49(h)	6,410	7,770,122
2.375%	11/15/49	11,264	14,041,280
2.875%	05/15/43	1,251	1,646,238
2.875%	11/15/46	1,201	1,610,278
3.000%	02/15/48	1,201	1,659,069
3.125%	02/15/43	1,251	1,697,842
3.625%	08/15/43	1,251	1,832,519
3.750%	11/15/43	1,251	1,869,072
4.250%	05/15/39	327	502,405
4.375%	11/15/39	327	513,697
4.500%	08/15/39	327	519,675
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24	24,840	25,138,220
0.250%	01/15/25	18,587	18,739,672
0.500%	04/15/24(v)	161,849	164,035,853
0.875%	02/15/47	20,476	24,409,856
1.000%	02/15/46	17,578	21,380,149
1.000%	02/15/49	630	786,046
2.375%	01/15/25	8,382	9,293,044
U.S. Treasury Notes
0.500%	03/15/23	31,975	32,177,342
0.500%	03/31/25	16,110	16,211,946
0.625%	03/31/27	11,855	11,921,684
1.125%	07/31/21	5,428	5,490,337
1.500%	01/31/22	4,822	4,928,611
1.500%	08/15/26	3,496	3,706,033
1.500%	02/15/30	10,965	11,821,641
1.625%	08/15/29	723	785,020
1.750%	07/31/21	2,927	2,985,540
1.750%	04/30/22	4,579	4,718,159
1.750%	07/31/24	4,661	4,937,747
2.000%	07/31/20	4,822	4,849,877
2.000%	02/15/25	3,017	3,247,753
2.125%	12/31/22	2,411	2,530,420
2.125%	07/31/24	2,411	2,591,448
2.125%	05/15/25	2,655	2,881,505
2.250%	08/15/27	2,411	2,704,464
2.500%	12/31/20	3,613	3,675,522
2.625%	02/15/29	250	292,070
2.750%	05/31/23	2,411	2,595,215
2.875%	08/15/28	11,613	13,726,929
3.125%	11/15/28(a)	56,683	68,427,009

Total U.S. Treasury Obligations (cost $477,768,112)			505,522,364

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks — 0.0%
Energy Equipment & Services — 0.0%
Bristow Group, Inc.^	3,761	$ 136,788
Bristow Group, Inc.^	1,131	41,134
		177,922
Hotels, Restaurants & Leisure — 0.0%
Everi Holdings, Inc.*	12,064	39,811
Target Hospitality Corp.*	449	894
		40,705
Household Durables — 0.0%
Beazer Homes USA, Inc.*	7,094	45,685
Century Communities, Inc.*	9,340	135,524
		181,209
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.	14,161	226,009
Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	7,541	78,049

Total Common Stocks (cost $1,179,957)		703,894
Preferred Stocks — 0.0%
Energy Equipment & Services
Bristow Group, Inc.^	972	35,352
Bristow Group, Inc., 144A^	2,300	83,651

Total Preferred Stocks (cost $159,199)		119,003

	Units
Warrants* — 0.0%
Hotels, Restaurants & Leisure
Target Hospitality Corp., expiring 03/05/24	1,429	214
(cost $2,072)

Total Long-Term Investments (cost $2,965,571,355)		2,922,549,715

	Shares
Short-Term Investments — 8.0%
Affiliated Mutual Funds — 7.9%
PGIM Core Ultra Short Bond Fund(w)	101,112,085	101,112,085
PGIM Institutional Money Market Fund (cost $129,376,985; includes $129,086,732 of cash collateral for securities on loan)(b)(w)	129,392,986	129,185,957

Total Affiliated Mutual Funds (cost $230,489,070)		230,298,042

	Principal Amount (000)#	Value
BORROWED BOND AGREEMENTS — 0.1%
Barclays Capital, Inc., (0.500)%, dated 03/24/20, open, due in the amount of $206,944	207	$ 206,944
Barclays Capital, Inc., 0.750%, dated 03/13/20, open, due in the amount of $335,736	336	335,736
Barclays Capital, Inc., 0.750%, dated 03/13/20, open, due in the amount of $345,425	345	345,425
Barclays Capital, Inc., 1.000%, dated 10/10/19, open, due in the amount of $431,750	432	431,750
Barclays Capital, Inc., 1.450%, dated 12/04/19, open, due in the amount of $355,820	356	355,820
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $59,675	60	59,675
Citigroup Global Markets, Inc., (0.050)%, dated 03/11/20, open, due in the amount of $349,000	349	349,000
Citigroup Global Markets, Inc., (0.300)%, dated 03/31/20, open, due in the amount of $235,102	235	235,102
Citigroup Global Markets, Inc., (0.500)%, dated 03/23/20, open, due in the amount of $42,419	42	42,419
Citigroup Global Markets, Inc., 1.450%, dated 08/21/19, open, due in the amount of $58,506	59	58,506
Credit Suisse Securities (USA) LLC, 1.250%, dated 03/02/20, open, due in the amount of $346,500	346	346,500

TOTAL BORROWED BOND AGREEMENTS (cost $2,766,877)		2,766,877

Options Purchased*~ — 0.0%
(cost $450,167)	580,711

Total Short-Term Investments (cost $233,706,114)	233,645,630

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—107.8% (cost $3,199,277,469)	3,156,195,345

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Securities Sold Short — (0.1)%
BORROWED BONDS(f) — (0.1)%
Eskom Holdings SOC Ltd.
5.750%	01/26/21	348	$ (294,157)
Everi Payments, Inc.
7.500%	12/15/25	55	(39,569)
Petrobras Global Finance BV
5.093%	01/15/30	258	(234,695)
Saudi Arabian Oil Co.
3.500%	04/16/29	337	(333,465)
Saudi Arabian Oil Co.
4.250%	04/16/39	337	(333,726)
Southwestern Energy Co.
7.500%	04/01/26	62	(41,006)
Southwestern Energy Co.
7.750%	10/01/27	440	(294,453)
Transocean, Inc.
5.800%	10/15/22	415	(248,664)

TOTAL BORROWED BONDS (proceeds received $(2,274,267))			(1,819,735)
Options Written*~ — (0.0)%
(premiums received $141,955)			(648,461)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN—107.7% (cost $3,196,861,247)			3,153,727,149

Liabilities in excess of other assets(z) — (7.7)%			(224,881,021)

Net Assets — 100.0%			$ 2,928,846,128

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $35,867,437 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,631,835; cash collateral of $129,086,732 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Represents collateral for Borrowed Bond Agreements.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(p)	Interest rate not available as of March 31, 2020.
A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at March 31, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Spectacle Gary Holdings LLC, Delayed Draw Term Loan , 3 Month LIBOR + 9.000%, 11.000%, Maturity Date 12/23/2025^ (cost $144,599)	149	$123,603	$—	$(20,997)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/15/20	(184)	$ (190,670)
Federal National Mortgage Assoc.	2.500%	TBA	04/20/20	(10,650)	(11,050,934)
Federal National Mortgage Assoc.	3.000%	TBA	04/15/20	(2,717)	(2,848,867)
Federal National Mortgage Assoc.	3.000%	TBA	04/20/20	(28,000)	(29,281,163)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/20	(1,300)	(1,361,290)
Federal National Mortgage Assoc.	3.500%	TBA	04/20/20	(6,094)	(6,410,007)
Federal National Mortgage Assoc.	4.000%	TBA	04/20/20	(7,931)	(8,345,519)
Federal National Mortgage Assoc.	5.000%	TBA	04/15/20	(5,927)	(6,400,002)
Federal National Mortgage Assoc.	6.000%	TBA	04/15/20	(7,642)	(8,463,515)
Government National Mortgage Assoc.	4.500%	TBA	04/21/20	(4,616)	(4,899,632)
Government National Mortgage Assoc.	5.000%	TBA	04/21/20	(1,241)	(1,319,532)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $82,799,070)					$(80,571,131)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	05/06/20	0.50%	—		258,146	$ 41,164
Currency Option USD vs KRW	Call	Deutsche Bank AG	04/07/20	1,200.00	—		954	17,950
Currency Option USD vs MXN	Call	JPMorgan Chase Bank, N.A.	05/21/20	25.50	—		320	7,225
Currency Option USD vs ZAR	Call	Citibank, N.A.	04/08/20	15.60	—		1,303	163,765
Currency Option USD vs ZAR	Call	Deutsche Bank AG	06/04/20	15.80	—		1,340	164,879
Currency Option EUR vs JPY	Put	Bank of America, N.A.	04/01/20	118.00	—	EUR	1,066	1,604
Currency Option EUR vs NOK	Put	Bank of America, N.A.	04/02/20	10.20	—	EUR	1,072	—
Currency Option EUR vs USD	Put	Citibank, N.A.	04/14/20	1.05	—	EUR	76	81,900
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	04/14/20	1.08	—	EUR	1,410	3,552
Currency Option EUR vs USD	Put	Deutsche Bank AG	04/14/20	1.11	—	EUR	806	10,566
Currency Option EUR vs USD	Put	Deutsche Bank AG	04/14/20	1.11	—	EUR	806	10,566
A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Deutsche Bank AG	04/02/20	4.20	—	956	$ —
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	04/14/20	6.73	—	70	184
Currency Option USD vs JPY	Put	Deutsche Bank AG	04/02/20	107.00	—	3,479	9,805
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/01/20	104.00	—	1,160	7,494
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	05/27/20	108.00	—	1,165	24,054
Currency Option USD vs MXN	Put	Bank of America, N.A.	04/02/20	19.50	—	951	—
Currency Option USD vs MXN	Put	HSBC Bank PLC	04/02/20	19.75	—	1,189	—
Currency Option USD vs MXN	Put	Deutsche Bank AG	04/29/20	23.40	—	597	370
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/03/20	63.00	—	956	—
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/10/20	62.50	—	1,805	30
Currency Option USD vs RUB	Put	Bank of America, N.A.	04/10/20	62.50	—	955	16
Currency Option USD vs RUB	Put	Citibank, N.A.	04/24/20	65.30	—	1,688	334
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/24/20	65.30	—	1,206	239
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/30/20	65.30	—	1,784	434
Currency Option USD vs RUB	Put	Deutsche Bank AG	05/22/20	78.00	—	405	12,038
Currency Option USD vs ZAR	Put	Deutsche Bank AG	04/29/20	17.50	—	1,183	17,324
Currency Option USD vs ZAR	Put	Deutsche Bank AG	05/22/20	17.50	—	277	5,218
Total Options Purchased (cost $450,167)						$580,711
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	Deutsche Bank AG	04/02/20	4.35	—	597	$ (96,595)
Currency Option USD vs MXN	Call	HSBC Bank PLC	04/02/20	20.00	—	357	(54,555)
Currency Option USD vs MXN	Call	Deutsche Bank AG	05/21/20	25.50	—	320	(7,225)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/10/20	64.00	—	361	(64,802)
Currency Option USD vs RUB	Call	Bank of America, N.A.	04/10/20	66.00	—	597	(91,879)
Currency Option USD vs RUB	Call	Deutsche Bank AG	04/30/20	67.50	—	832	(115,134)
Currency Option USD vs ZAR	Call	Citibank, N.A.	04/08/20	17.00	—	651	(32,104)
A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Deutsche Bank AG	06/04/20	17.00	—		1,966	$(128,609)
Currency Option EUR vs USD	Put	Deutsche Bank AG	04/14/20	1.08	—	EUR	806	(2,030)
Currency Option EUR vs USD	Put	Deutsche Bank AG	04/14/20	1.08	—	EUR	604	(1,521)
Currency Option EUR vs USD	Put	Deutsche Bank AG	04/14/20	1.11	—	EUR	202	(2,648)
Currency Option USD vs JPY	Put	HSBC Bank PLC	04/02/20	107.00	—		870	(2,452)
Currency Option USD vs JPY	Put	Citibank, N.A.	05/01/20	104.00	—		1,160	(7,494)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	05/27/20	103.00	—		1,553	(12,146)
Currency Option USD vs MXN	Put	HSBC Bank PLC	04/02/20	19.25	—		1,784	—
Currency Option USD vs MXN	Put	Citibank, N.A.	04/29/20	23.00	—		338	(7,653)
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/10/20	61.00	—		3,610	(35)
Currency Option USD vs RUB	Put	Citibank, N.A.	04/24/20	63.50	—		1,688	(183)
Currency Option USD vs RUB	Put	Deutsche Bank AG	04/24/20	64.00	—		1,206	(154)
Currency Option USD vs RUB	Put	Deutsche Bank AG	05/22/20	75.00	—		607	(7,943)
Currency Option USD vs ZAR	Put	Deutsche Bank AG	04/29/20	17.00	—		1,775	(11,376)
Currency Option USD vs ZAR	Put	Deutsche Bank AG	05/22/20	16.50	—		415	(1,923)
Total Options Written (premiums received $141,955)							$(648,461)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
532	2 Year U.S. Treasury Notes	Jun. 2020	$117,243,656	$ 1,126
1,033	5 Year U.S. Treasury Notes	Jun. 2020	129,496,240	440,438
299	10 Year U.S. Treasury Notes	Jun. 2020	41,467,563	(99,988)
5	10 Year Euro-Bund	Jun. 2020	951,306	13,452
109	20 Year U.S. Treasury Bonds	Jun. 2020	19,517,813	6,562
510	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	113,156,250	6,957,461
				7,319,051
Short Positions:
189	10 Year U.S. Ultra Treasury Notes	Jun. 2020	29,489,906	(108,705)
34	30 Year Euro Buxl	Jun. 2020	7,870,956	331,834
1	Euro Schatz Index	Jun. 2020	123,734	513
9	S&P 500 E-Mini Index	Jun. 2020	1,156,365	(71,911)
				151,731
				$7,470,782
A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/20	Deutsche Bank AG	AUD	386	$ 232,600	$ 237,124	$ 4,524	$ —
Expiring 04/03/20	Goldman Sachs International	AUD	385	235,538	236,817	1,279	—
Expiring 04/27/20	JPMorgan Chase Bank, N.A.	AUD	539	321,430	331,592	10,162	—
Expiring 05/04/20	Deutsche Bank AG	AUD	554	339,603	340,827	1,224	—
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	1,607	359,000	309,275	—	(49,725)
Expiring 04/02/20	Deutsche Bank AG	BRL	4,250	951,000	817,812	—	(133,188)
Expiring 04/02/20	Deutsche Bank AG	BRL	1,141	241,000	219,584	—	(21,416)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	BRL	1,619	316,000	311,521	—	(4,479)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	2,243	482,000	431,580	—	(50,420)
British Pound,
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	GBP	188	227,169	233,678	6,509	—
Canadian Dollar,
Expiring 04/09/20	JPMorgan Chase Bank, N.A.	CAD	663	479,000	471,102	—	(7,898)
Expiring 04/09/20	Morgan Stanley & Co. International PLC	CAD	679	479,000	482,606	3,606	—
Chinese Renminbi,
Expiring 04/24/20	Goldman Sachs International	CNH	1,888	266,000	266,117	117	—
Colombian Peso,
Expiring 04/20/20	Deutsche Bank AG	COP	1,044,642	258,000	256,800	—	(1,200)
Euro,
Expiring 04/03/20	Barclays Bank PLC	EUR	6,571	7,353,846	7,247,775	—	(106,071)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	11,473	12,672,517	12,654,653	—	(17,864)
Expiring 04/03/20	UBS AG	EUR	4,875	5,378,588	5,377,097	—	(1,491)
Expiring 04/16/20	HSBC Bank USA PLC	EUR	413	443,813	455,773	11,960	—
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	EUR	349	376,219	385,144	8,925	—
Expiring 04/16/20	JPMorgan Chase Bank, N.A.	EUR	262	283,384	289,134	5,750	—
Expiring 04/30/20	Bank of America, N.A.	EUR	282	309,715	311,401	1,686	—
Expiring 05/04/20	JPMorgan Chase Bank, N.A.	EUR	80	88,301	88,354	53	—
Expiring 05/04/20	UBS AG	EUR	233	257,275	257,330	55	—
Expiring 05/04/20	UBS AG	EUR	233	257,275	257,330	55	—
Indonesian Rupiah,
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	IDR	28,759,650	1,759,000	1,765,262	6,262	—
Expiring 04/15/20	Bank of America, N.A.	IDR	18,755,308	1,295,703	1,151,551	—	(144,152)
Expiring 04/15/20	Bank of America, N.A.	IDR	11,702,250	766,356	718,502	—	(47,854)
Expiring 04/15/20	Bank of America, N.A.	IDR	7,872,282	571,698	483,348	—	(88,350)
Expiring 04/15/20	BNP Paribas S.A.	IDR	8,472,072	615,658	520,174	—	(95,484)
Expiring 04/15/20	Deutsche Bank AG	IDR	13,459,520	879,707	826,396	—	(53,311)
Expiring 04/15/20	Goldman Sachs International	IDR	21,094,982	1,280,035	1,295,204	15,169	—
Expiring 04/15/20	Goldman Sachs International	IDR	10,969,346	663,001	673,503	10,502	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	7,858,959	571,644	482,530	—	(89,114)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	7,501,595	516,995	460,588	—	(56,407)
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	IDR	3,652,203	227,000	223,213	—	(3,787)
Expiring 06/17/20	Barclays Bank PLC	IDR	12,277,743	747,959	743,188	—	(4,771)
Japanese Yen,
Expiring 04/13/20	Citibank, N.A.	JPY	51,680	471,000	480,911	9,911	—
Expiring 04/13/20	HSBC Bank USA PLC	JPY	123,990	1,202,000	1,153,787	—	(48,213)
Expiring 04/13/20	HSBC Bank USA PLC	JPY	76,050	684,000	707,683	23,683	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	JPY	51,572	471,000	479,898	8,898	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	JPY	51,551	471,000	479,704	8,704	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	JPY	51,529	471,000	479,500	8,500	—
Expiring 04/13/20	UBS AG	JPY	51,548	471,000	479,682	8,682	—
Kazakhstani Tenge,
Expiring 04/24/20	Citibank, N.A.	KZT	32,428	85,000	71,354	—	(13,646)
Expiring 04/24/20	Goldman Sachs International	KZT	32,640	85,000	71,821	—	(13,179)
Expiring 07/24/20	Goldman Sachs International	KZT	33,086	85,000	70,163	—	(14,837)
Expiring 07/24/20	Royal Bank of Scotland International	KZT	34,665	88,770	73,511	—	(15,259)
A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 04/06/20	Citibank, N.A.	MXN	14,840	$ 724,000	$ 624,739	$ —	$ (99,261)
Expiring 04/06/20	UBS AG	MXN	49,884	2,369,000	2,099,985	—	(269,015)
Expiring 04/06/20	UBS AG	MXN	13,780	654,400	580,089	—	(74,311)
Expiring 04/06/20	UBS AG	MXN	11,494	596,000	483,874	—	(112,126)
Expiring 04/24/20	JPMorgan Chase Bank, N.A.	MXN	6,363	266,000	267,192	1,192	—
Expiring 04/27/20	Bank of America, N.A.	MXN	6,124	254,000	257,053	3,053	—
Expiring 04/27/20	JPMorgan Chase Bank, N.A.	MXN	3,951	160,000	165,839	5,839	—
Expiring 04/27/20	UBS AG	MXN	6,115	258,000	256,696	—	(1,304)
Expiring 04/27/20	UBS AG	MXN	5,514	227,000	231,479	4,479	—
Russian Ruble,
Expiring 04/10/20	Citibank, N.A.	RUB	17,590	227,000	223,820	—	(3,180)
Expiring 04/13/20	Citibank, N.A.	RUB	31,631	401,000	402,643	1,643	—
Expiring 04/13/20	Citibank, N.A.	RUB	19,954	254,000	254,006	6	—
Expiring 04/13/20	Citibank, N.A.	RUB	17,974	227,000	228,797	1,797	—
Expiring 05/06/20	Citibank, N.A.	RUB	65,821	988,000	838,899	—	(149,101)
Expiring 06/17/20	Bank of America, N.A.	RUB	32,000	419,287	404,881	—	(14,406)
Expiring 06/17/20	Barclays Bank PLC	RUB	44,420	602,714	562,025	—	(40,689)
Expiring 06/17/20	Credit Suisse International	RUB	17,440	237,247	220,660	—	(16,587)
Expiring 06/17/20	Credit Suisse International	RUB	17,435	235,639	220,596	—	(15,043)
Expiring 06/17/20	Credit Suisse International	RUB	16,070	210,040	203,328	—	(6,712)
Expiring 06/17/20	Credit Suisse International	RUB	16,039	210,812	202,928	—	(7,884)
Expiring 06/17/20	Credit Suisse International	RUB	16,000	212,653	202,440	—	(10,213)
Expiring 06/17/20	Credit Suisse International	RUB	15,885	208,369	200,985	—	(7,384)
Expiring 06/17/20	Deutsche Bank AG	RUB	68,260	834,239	863,661	29,422	—
Expiring 06/17/20	Goldman Sachs International	RUB	17,106	223,538	216,437	—	(7,101)
Expiring 06/17/20	HSBC Bank USA PLC	RUB	31,665	427,484	400,642	—	(26,842)
Expiring 06/17/20	HSBC Bank USA PLC	RUB	30,335	398,607	383,814	—	(14,793)
Expiring 06/17/20	HSBC Bank USA PLC	RUB	17,440	237,285	220,660	—	(16,625)
Expiring 06/17/20	HSBC Bank USA PLC	RUB	17,215	226,014	217,813	—	(8,201)
Expiring 06/17/20	HSBC Bank USA PLC	RUB	16,120	218,065	203,959	—	(14,106)
South African Rand,
Expiring 04/02/20	Bank of America, N.A.	ZAR	7,662	498,500	428,276	—	(70,224)
Expiring 04/02/20	Bank of America, N.A.	ZAR	6,124	355,000	342,301	—	(12,699)
Expiring 04/02/20	Bank of America, N.A.	ZAR	3,433	197,000	191,891	—	(5,109)
Expiring 04/02/20	BNP Paribas S.A.	ZAR	22,104	1,242,094	1,235,498	—	(6,596)
Expiring 04/02/20	BNP Paribas S.A.	ZAR	11,478	724,000	641,550	—	(82,450)
Expiring 04/02/20	Deutsche Bank AG	ZAR	5,694	370,000	318,284	—	(51,716)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	ZAR	5,301	303,000	296,301	—	(6,699)
Expiring 04/09/20	Bank of America, N.A.	ZAR	7,602	477,000	424,438	—	(52,562)
Expiring 04/14/20	Bank of America, N.A.	ZAR	9,752	601,000	544,013	—	(56,987)
Expiring 04/14/20	Bank of America, N.A.	ZAR	7,821	482,000	436,296	—	(45,704)
Expiring 04/14/20	Citibank, N.A.	ZAR	9,614	599,000	536,358	—	(62,642)
Expiring 04/17/20	HSBC Bank USA PLC	ZAR	11,029	682,000	614,972	—	(67,028)
South Korean Won,
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	KRW	645,938	539,000	530,546	—	(8,454)
Expiring 04/09/20	BNP Paribas S.A.	KRW	517,435	423,000	424,984	1,984	—
Expiring 04/09/20	JPMorgan Chase Bank, N.A.	KRW	546,820	454,000	449,119	—	(4,881)
Expiring 04/09/20	JPMorgan Chase Bank, N.A.	KRW	356,448	282,000	292,761	10,761	—
				$67,823,786	$65,509,427	216,392	(2,530,751)

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/20	Morgan Stanley & Co. International PLC	AUD	771	$ 507,424	$ 474,249	$ 33,175	$ —
Expiring 04/27/20	UBS AG	AUD	539	326,716	331,592	—	(4,876)
Expiring 05/05/20	Deutsche Bank AG	AUD	386	232,621	237,164	—	(4,543)
Expiring 05/05/20	Goldman Sachs International	AUD	385	235,571	236,856	—	(1,285)
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	2,306	481,000	443,809	37,191	—
Expiring 04/02/20	Citibank, N.A.	BRL	1,588	359,000	305,648	53,352	—
Expiring 04/02/20	Citibank, N.A.	BRL	1,156	228,250	222,526	5,724	—
Expiring 04/02/20	Citibank, N.A.	BRL	1,154	228,250	221,999	6,251	—
Expiring 04/02/20	Citibank, N.A.	BRL	1,145	228,250	220,396	7,854	—
Expiring 04/02/20	Deutsche Bank AG	BRL	1,149	228,250	221,099	7,151	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	2,700	596,000	519,537	76,463	—
Expiring 04/06/20	JPMorgan Chase Bank, N.A.	BRL	1,619	316,000	311,492	4,508	—
British Pound,
Expiring 04/30/20	UBS AG	GBP	188	230,024	233,678	—	(3,654)
Canadian Dollar,
Expiring 04/09/20	Morgan Stanley & Co. International PLC	CAD	1,304	958,000	926,580	31,420	—
Expiring 04/27/20	UBS AG	CAD	465	320,000	330,217	—	(10,217)
Colombian Peso,
Expiring 04/20/20	Citibank, N.A.	COP	1,273,375	305,000	313,028	—	(8,028)
Expiring 04/20/20	JPMorgan Chase Bank, N.A.	COP	1,263,593	311,000	310,624	376	—
Expiring 06/16/20	BNP Paribas S.A.	COP	829,032	208,457	202,955	5,502	—
Euro,
Expiring 04/03/20	Goldman Sachs International	EUR	4,941	5,606,672	5,449,895	156,777	—
Expiring 04/03/20	HSBC Bank USA PLC	EUR	3,762	4,137,907	4,149,464	—	(11,557)
Expiring 04/03/20	JPMorgan Chase Bank, N.A.	EUR	435	473,245	479,803	—	(6,558)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	393	432,537	433,477	—	(940)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	284	309,788	313,250	—	(3,462)
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	192	218,692	211,775	6,917	—
Expiring 04/03/20	Morgan Stanley & Co. International PLC	EUR	113	123,315	124,638	—	(1,323)
Expiring 04/03/20	Standard Chartered Bank	EUR	1,133	1,228,867	1,249,693	—	(20,826)
Expiring 04/03/20	Standard Chartered Bank	EUR	316	343,217	348,546	—	(5,329)
Expiring 04/03/20	Standard Chartered Bank	EUR	179	194,148	197,436	—	(3,288)
Expiring 04/03/20	Standard Chartered Bank	EUR	167	180,650	184,200	—	(3,550)
Expiring 04/03/20	UBS AG	EUR	10,875	12,111,401	11,995,063	116,338	—
Expiring 04/03/20	UBS AG	EUR	135	150,628	148,904	1,724	—
Expiring 04/16/20	BNP Paribas S.A.	EUR	262	286,707	289,134	—	(2,427)
Expiring 04/16/20	Citibank, N.A.	EUR	191	206,843	210,781	—	(3,938)
Expiring 04/16/20	Morgan Stanley & Co. International PLC	EUR	571	625,638	630,136	—	(4,498)
Expiring 04/30/20	HSBC Bank USA PLC	EUR	282	310,865	311,401	—	(536)
Expiring 05/05/20	UBS AG	EUR	4,875	5,385,924	5,384,242	1,682	—
Expiring 06/12/20	JPMorgan Chase Bank, N.A.	EUR	828	940,329	916,179	24,150	—
Expiring 06/12/20	JPMorgan Chase Bank, N.A.	EUR	429	486,973	474,467	12,506	—
Expiring 06/12/20	UBS AG	EUR	28	30,482	31,382	—	(900)
Expiring 06/16/20	Bank of America, N.A.	EUR	202	226,081	222,904	3,177	—
Indonesian Rupiah,
Expiring 04/02/20	Bank of America, N.A.	IDR	7,847,416	545,111	481,673	63,438	—
Expiring 04/02/20	BNP Paribas S.A.	IDR	7,865,404	545,111	482,777	62,334	—
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	IDR	9,757,476	668,778	598,912	69,866	—
Expiring 04/15/20	Bank of America, N.A.	IDR	22,940,776	1,566,672	1,408,533	158,139	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	28,842,323	1,759,000	1,770,880	—	(11,880)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	IDR	3,054,474	207,646	187,541	20,105	—
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	IDR	3,730,745	227,000	228,013	—	(1,013)
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	IDR	62,278,095	4,317,223	3,769,777	547,446	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	IDR	62,278,095	4,261,974	3,750,096	511,878	—
A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/13/20	BNP Paribas S.A.	JPY	61,581	$ 603,000	$ 573,037	$ 29,963	$ —
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	JPY	197,771	1,899,000	1,840,352	58,648	—
Expiring 04/13/20	JPMorgan Chase Bank, N.A.	JPY	61,821	603,000	575,272	27,728	—
Expiring 04/13/20	Morgan Stanley & Co. International PLC	JPY	60,450	568,000	562,516	5,484	—
Expiring 04/13/20	Standard Chartered Bank	JPY	60,522	568,000	563,188	4,812	—
Mexican Peso,
Expiring 04/06/20	BNP Paribas S.A.	MXN	15,241	724,000	641,618	82,382	—
Expiring 04/06/20	Goldman Sachs International	MXN	12,104	596,000	509,543	86,457	—
Expiring 04/24/20	Citibank, N.A.	MXN	6,464	266,000	271,465	—	(5,465)
Expiring 04/27/20	UBS AG	MXN	4,032	160,000	169,251	—	(9,251)
Russian Ruble,
Expiring 04/10/20	Citibank, N.A.	RUB	41,005	597,000	521,752	75,248	—
Expiring 04/10/20	JPMorgan Chase Bank, N.A.	RUB	44,733	599,000	569,193	29,807	—
Expiring 04/13/20	Bank of America, N.A.	RUB	43,311	602,000	551,323	50,677	—
Expiring 04/13/20	Deutsche Bank AG	RUB	34,897	482,000	444,216	37,784	—
Expiring 05/06/20	Deutsche Bank AG	RUB	65,821	988,000	838,899	149,101	—
Expiring 06/17/20	Citibank, N.A.	RUB	524,006	7,745,265	6,629,993	1,115,272	—
South African Rand,
Expiring 04/02/20	Bank of America, N.A.	ZAR	32,275	1,830,094	1,803,978	26,116	—
Expiring 04/02/20	Bank of America, N.A.	ZAR	5,677	320,000	317,326	2,674	—
Expiring 04/02/20	Deutsche Bank AG	ZAR	5,262	303,000	294,095	8,905	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	ZAR	9,444	585,000	527,858	57,142	—
Expiring 04/09/20	Citibank, N.A.	ZAR	7,418	477,000	414,153	62,847	—
Expiring 04/14/20	JPMorgan Chase Bank, N.A.	ZAR	6,180	373,836	344,760	29,076	—
Expiring 04/14/20	JPMorgan Chase Bank, N.A.	ZAR	5,039	306,948	281,139	25,809	—
Expiring 04/14/20	JPMorgan Chase Bank, N.A.	ZAR	4,818	292,052	268,799	23,253	—
Expiring 04/14/20	JPMorgan Chase Bank, N.A.	ZAR	3,755	227,164	209,496	17,668	—
Expiring 04/14/20	UBS AG	ZAR	7,883	482,000	439,746	42,254	—
Expiring 04/17/20	Bank of America, N.A.	ZAR	5,013	304,000	279,536	24,464	—
Expiring 04/17/20	Deutsche Bank AG	ZAR	4,564	254,000	254,489	—	(489)
Expiring 04/29/20	BNP Paribas S.A.	ZAR	22,192	1,242,094	1,235,051	7,043	—
South Korean Won,
Expiring 04/06/20	BNP Paribas S.A.	KRW	638,176	539,000	524,171	14,829	—
Expiring 04/09/20	BNP Paribas S.A.	KRW	574,577	470,000	471,916	—	(1,916)
Expiring 04/09/20	JPMorgan Chase Bank, N.A.	KRW	332,234	266,000	272,873	—	(6,873)
				$79,681,690	$75,699,425	4,120,887	(138,622)
						$4,337,279	$(2,669,373)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/03/20	Buy	EUR	527	JPY	61,519	$ 9,092	$ —	Citibank, N.A.
04/03/20	Buy	JPY	62,258	EUR	527	—	(2,219)	JPMorgan Chase Bank, N.A.
06/17/20	Buy	AUD	1,225	CAD	1,042	12,558	—	Citibank, N.A.
06/17/20	Buy	AUD	5,793	CAD	4,930	58,419	—	Citibank, N.A.
06/17/20	Buy	AUD	5,985	CAD	5,092	61,291	—	JPMorgan Chase Bank, N.A.
06/17/20	Buy	EUR	1,393	GBP	1,282	—	(53,715)	Bank of America, N.A.
06/17/20	Buy	GBP	15,544	EUR	17,061	461,110	—	Morgan Stanley & Co. International PLC
						$602,470	$(55,934)
A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	$ 42,432	$ 24,167	$ 18,265	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	37,584	34,800	2,784	Barclays Bank PLC
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	37,584	31,200	6,384	JPMorgan Chase Bank, N.A.
Beazer Homes USA, Inc.	06/20/20	5.000%(Q)	350	(1,226)	(31,840)	30,614	Barclays Bank PLC
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	19,423	(16,370)	35,793	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	18,324	(14,314)	32,638	BNP Paribas S.A.
Boeing Co.	12/20/24	1.000%(Q)	815	110,752	(9,359)	120,111	Morgan Stanley & Co. International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	54,357	(7,887)	62,244	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(3,990)	6,287	(10,277)	JPMorgan Chase Bank, N.A.
Chesapeake Energy Corporation	12/20/20	5.000%(Q)	480	340,496	117,867	222,629	JPMorgan Chase Bank, N.A.
Chesapeake Energy Corporation	12/20/20	5.000%(Q)	91	64,481	27,295	37,186	Goldman Sachs International
Dish DBS Corp	12/20/23	5.000%(Q)	372	(9,494)	18,862	(28,356)	Goldman Sachs International
Federal Republic of Brazil	06/20/25	1.000%(Q)	1,010	82,873	149,196	(66,323)	Morgan Stanley & Co. International PLC
Federal Republic of Brazil	06/20/25	1.000%(Q)	999	82,003	133,349	(51,346)	Morgan Stanley & Co. International PLC
Frontier Communications Corp.	06/20/21	5.000%(Q)	279	201,793	74,013	127,780	Barclays Bank PLC
Frontier Communications Corp.	06/20/21	5.000%(Q)	100	72,327	25,375	46,952	Barclays Bank PLC
HCA, Inc.	06/20/20	5.000%(Q)	505	(5,534)	(42,967)	37,433	JPMorgan Chase Bank, N.A.
HCA, Inc.	06/20/20	5.000%(Q)	150	(1,644)	(12,821)	11,177	JPMorgan Chase Bank, N.A.
KB Home	12/20/23	5.000%(Q)	352	(13,031)	(29,066)	16,035	JPMorgan Chase Bank, N.A.
Realogy Group LLC	12/20/23	5.000%(Q)	176	19,351	(1,613)	20,964	JPMorgan Chase Bank, N.A.
Republic of Chile	06/20/25	1.000%(Q)	4,596	65,119	151,912	(86,793)	Citibank, N.A.
Republic of Colombia	06/20/25	1.000%(Q)	597	36,757	70,878	(34,121)	Barclays Bank PLC
Republic of Philippines	06/20/25	1.000%(Q)	2,669	4,180	95,145	(90,965)	Citibank, N.A.
Republic of South Africa	06/20/25	1.000%(Q)	3,436	493,099	487,060	6,039	Morgan Stanley & Co. International PLC
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	21,634	9,125	12,509	JPMorgan Chase Bank, N.A.
State of Qatar	06/20/25	1.000%(Q)	678	8,981	25,182	(16,201)	Morgan Stanley & Co. International PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	33,718	(3,836)	37,554	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	18,191	(7,401)	25,592	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	15,918	(6,475)	22,393	Goldman Sachs International
United Mexican States	06/20/20	1.000%(Q)	1,765	(1,745)	15,519	(17,264)	JPMorgan Chase Bank, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	(2,029)	23,388	(25,417)	Bank of America, N.A.
United Mexican States	06/20/25	1.000%(Q)	4,486	299,059	465,910	(166,851)	Citibank, N.A.
Wells Fargo & Company	12/20/24	1.000%(Q)	990	321	(26,796)	27,117	JPMorgan Chase Bank, N.A.
Wells Fargo & Company	12/20/24	1.000%(Q)	825	(662)	(22,794)	22,132	Citibank, N.A.
Wells Fargo & Company	12/20/24	1.000%(Q)	825	(662)	(23,204)	22,542	JPMorgan Chase Bank, N.A.
Wells Fargo & Company	12/20/24	1.000%(Q)	330	(265)	(9,096)	8,831	Bank of America, N.A.
Wells Fargo & Company	12/20/24	1.000%(Q)	330	(265)	(9,120)	8,855	JPMorgan Chase Bank, N.A.
				$2,140,210	$1,711,571	$ 428,639

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.530%	$44,226	$(161,043)	$205,269	Citibank, N.A.
United Mexican States	06/20/20	1.000%(Q)	1,765	0.707%	1,745	(18,087)	19,832	Bank of America, N.A.
A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Mexican States	09/20/20	1.000%(Q)	1,765	0.829%	$ 2,029	$ (20,290)	$ 22,319	JPMorgan Chase Bank, N.A.
					$48,000	$(199,420)	$247,420

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	5,345	$(68,875)	$324,412	$393,287

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	3,300	1.080%	$(49,394)	$(10,887)	$38,507

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,238	$ (209)	$ (932)	$ 723	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	534	(90)	107	(197)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	44,134	19,354	24,780	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	6,003	11,466	(5,463)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	4,842	9,380	(4,538)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	4,066	7,767	(3,701)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	3,422	6,535	(3,113)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	2,194	4,602	(2,408)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	83,950	11,694	72,256	Citigroup Global Markets, Inc.
				$148,312	$69,973	$78,339

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$ (44,135)	$ (16,565)	$ (27,570)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,965	*	(2,355)	(165,914)	163,559	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(43,247)	(8,608)	(34,639)	Morgan Stanley & Co. International PLC
A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	$ (40,703)	$ (9,750)	$ (30,953)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(40,703)	(217)	(40,486)	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(101,617)	(34,891)	(66,726)	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(50,808)	(17,736)	(33,072)	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(6,956)	(2,259)	(4,697)	JPMorgan Chase Bank, N.A.
					$(330,524)	$(255,940)	$ (74,584)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
MXN	85,427	12/15/20	6.880%(M)	28 Day Mexican Interbank Rate(2)(M)	$ 108	$ 23,513	$ 23,405
MXN	129,680	12/14/21	6.515%(M)	28 Day Mexican Interbank Rate(2)(M)	233	67,919	67,686
MXN	110,486	12/15/21	6.506%(M)	28 Day Mexican Interbank Rate(2)(M)	200	57,276	57,076
MXN	53,713	08/11/22	7.000%(M)	28 Day Mexican Interbank Rate(2)(M)	109	62,483	62,374
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	(37,605)	(37,570)
A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	$ (26)	$ (28,644)	$ (28,618)
MXN	52,980	03/09/23	6.765%(M)	28 Day Mexican Interbank Rate(2)(M)	36	54,941	54,905
MXN	64,936	03/23/23	6.358%(M)	28 Day Mexican Interbank Rate(2)(M)	41	37,239	37,198
MXN	18,124	08/09/24	6.730%(M)	28 Day Mexican Interbank Rate(2)(M)	131	16,019	15,888
MXN	39,876	08/12/24	6.670%(M)	28 Day Mexican Interbank Rate(2)(M)	99	31,180	31,081
MXN	34,311	08/13/24	6.715%(M)	28 Day Mexican Interbank Rate(2)(M)	75	29,374	29,299
MXN	24,673	11/08/24	6.590%(M)	28 Day Mexican Interbank Rate(2)(M)	188	13,380	13,192
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(4,562)	(4,673)
MXN	20,514	03/15/30	7.137%(M)	28 Day Mexican Interbank Rate(2)(M)	(33)	8,487	8,520
					$1,237	$331,000	$329,763

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	22,595	01/03/22	4.532%(T)	1 Day BROIS(2)(T)	$ 40,699	$ —	$ 40,699	UBS AG
BRL	13,246	01/03/22	5.690%(T)	1 Day BROIS(2)(T)	76,202	—	76,202	UBS AG
BRL	6,072	01/04/27	7.200%(T)	1 Day BROIS(2)(T)	782	—	782	Citibank, N.A.
BRL	5,613	01/04/27	7.400%(T)	1 Day BROIS(2)(T)	15,860	—	15,860	JPMorgan Chase Bank, N.A.
BRL	1,995	01/04/27	7.450%(T)	1 Day BROIS(2)(T)	6,964	—	6,964	JPMorgan Chase Bank, N.A.
BRL	997	01/04/27	7.520%(T)	1 Day BROIS(2)(T)	4,412	—	4,412	JPMorgan Chase Bank, N.A.
BRL	3,997	01/04/27	7.550%(T)	1 Day BROIS(2)(T)	19,286	—	19,286	Citibank, N.A.
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,180)	(48)	(2,132)	Citibank, N.A.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	7,343	—	7,343	Bank of America, N.A.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	7,343	—	7,343	Bank of America, N.A.
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(598)	(34)	(564)	Bank of America, N.A.
					$176,113	$(82)	$176,195

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Antero Resources Corp.(Q)	3 Month LIBOR minus 50 bps(Q)	Citibank, N.A.	2/12/21	106	$ 60,328	$—	$ 60,328
Berry Petroleum Corp.(Q)	3 Month LIBOR minus 45 bps(Q)	Credit Suisse International	11/05/20	51	34,814	—	34,814
EQT Corp.(Q)	3 Month LIBOR minus 15bps(Q)	Citibank, N.A.	2/12/21	116	(53,385)	—	(53,385)
iBoxx US Dollar Liquid(T)	3 Month LIBOR(T)	BNP Paribas S.A.	6/20/20	(24,500)	(254,203)	—	(254,203)
Intelsat S.A.(Q)	3 Month LIBOR minus 52 bps(Q)	Credit Suisse International	6/11/20	35	11,375	—	11,375
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AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Total return swap agreements outstanding at March 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iShares iBoxx High Yield Corp.(Q)	3 Month LIBOR minus 325 bps(Q)	Citibank, N.A.	2/12/21	1,944	$(242,061)	$—	$(242,061)
SPDR S&P Oil & Gas Exploration & Production ETF(Q)	3 Month LIBOR minus 63 bps(Q)	BNP Paribas S.A.	8/05/20	66	38,998	—	38,998
Tidewater Inc.(Q)	3 Month LIBOR minus 30 bps(Q)	BNP Paribas S.A.	9/29/20	15	(1,347)	—	(1,347)
Tidewater Inc.(Q)	3 Month LIBOR minus 30 bps(Q)	BNP Paribas S.A.	9/29/20	17	(1,530)	—	(1,530)
					$(407,011)	$—	$(407,011)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements outstanding at March 31, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2020
Barclays Capital, Inc.	2.150%	09/17/2019	$ 955,912	Open	$ 955,912
J.P. Morgan Securities LLC	0.180%	03/31/2020	135,687,500	04/01/2020	135,687,500
			$136,643,412		$136,643,412
Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.
The aggregate value of Reverse Repurchase Agreements is $136,643,412. Two securities, including a U.S. Treasury and a Sovereign Bond with a combined market value of $132,646,371 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding as of March 31,2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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